Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document - Document and Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	Nielsen CO B.V.
Entity Central Index Key	0001397410

Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 5,407	[1]	$ 5,328	[1]	$ 4,935	[1]
Cost of revenues, exclusive of depreciation and amortization shown separately below	2,225		2,188		2,082
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	1,722		1,827		1,591
Depreciation and amortization	493		502		530
Restructuring charges	85		83		59
Operating income	882		728		673
Interest income	4		6		5
Interest expense	(367)		(428)		(619)
Loss on derivative instruments			(1)		(27)
Foreign currency exchange transaction (losses)/gains, net	(16)		(9)		135
Other expense, net	(118)		(209)		(81)
Income from continuing operations before income taxes and equity in net income of affiliates	385		87		86
(Provision)/benefit for income taxes	(124)		(4)		54
Equity in net income of affiliates	5		3		5
Income from continuing operations	266		86		145
Income/(loss) from discontinued operations, net of tax	30		26		(13)
Net income	296		112		132
Net (loss)/income attributable to noncontrolling interests	(1)		3		3
Net income attributable to The Nielsen Company B.V.	$ 297		$ 109		$ 129

[1]	Revenues are attributed to geographic areas based on the location of customers.

Condensed Consolidated Statements of Comprehensive Income/(Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 296	$ 112	$ 132
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustments, net of tax	74	(135)	(37)
Available for sale securities, net of tax	(1)	1
Changes in the fair value of cash flow hedges, net of tax	1	1	32
Defined benefit pension plan adjustments, net of tax	(105)	(71)	(40)
Total other comprehensive loss	(31)	(204)	(45)
Total comprehensive income/(loss)	265	(92)	87
Comprehensive income attributable to noncontrolling interests	2	2	2
Total comprehensive income/(loss) attributable to Nielsen stockholders	$ 263	$ (94)	$ 85

Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 287	$ 318
Trade and other receivables, net of allowances for doubtful accounts and sales returns of $38 and $24 as of December 31, 2012 and 2011, respectively	1,110	1,080
Prepaid expenses and other current assets	278	259
Total current assets	1,675	1,657
Non-current assets
Property, plant and equipment, net	560	609
Goodwill	7,352	7,155
Other intangible assets, net	4,555	4,561
Deferred tax assets	169	176
Other non-current assets	272	314
Total assets	14,583	14,472
Current liabilities
Accounts payable and other current liabilities	971	1,050
Deferred revenues	373	443
Income tax liabilities	56	51
Current portion of long-term debt, capital lease obligations and short-term borrowings	362	150
Total current liabilities	1,762	1,694
Non-current liabilities
Long-term debt and capital lease obligations	5,941	6,331
Deferred tax liabilities	1,006	996
Other non-current liabilities	616	556
Total liabilities	9,325	9,577
Commitments and contingencies (Note 15)
Nielsen stockholders��� equity
7% preferred stock, €8.00 par value, 150,000 shares authorized, issued and outstanding	1	1
Common stock, €0.20 par value, 550,000,000 shares authorized and 258,463,857 shares issued at December 31, 2012 and 2011	58	58
Additional paid-in capital	6,533	6,473
Accumulated deficit	(1,059)	(1,356)
Accumulated other comprehensive loss, net of income taxes	(323)	(289)
Total Nielsen stockholders��� equity	5,210	4,887
Noncontrolling interests	48	8
Total equity	5,258	4,895
Total liabilities and equity	$ 14,583	$ 14,472

Condensed Consolidated Balance Sheets (Parenthetical) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Statement Of Financial Position [Abstract]
Trade and other receivables, allowances for doubtful accounts and sales returns	$ 38		$ 24
Preferred stock, percentage	7.00%	7.00%	7.00%	7.00%
Preferred stock, par value		€ 8		€ 8
Preferred stock, shares authorized	150,000	150,000	150,000	150,000
Preferred stock, shares issued	150,000	150,000	150,000	150,000
Preferred stock, shares outstanding	150,000	150,000	150,000	150,000
Common stock, par value		€ 0.2		€ 0.2
Common stock, shares authorized	550,000,000	550,000,000	550,000,000	550,000,000
Common stock, shares issued	258,463,857	258,463,857	258,463,857	258,463,857

Condensed Consolidated Statements of Cash Flows(USD ($)) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 296	$ 112	$ 132
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense	33	26	18
(Gain)/loss on sale of discontinued operations, net of tax		(1)	5
Deferred income taxes	21	(124)	(185)
Currency exchange rate differences on financial transactions and other losses/(gains)	140	212	(55)
Loss on derivative instruments		1	27
Equity in net income from affiliates, net of dividends received	3	7	6
Depreciation and amortization	520	529	558
Changes in operating assets and liabilities, net of effect of businesses acquired and divested:
Trade and other receivables, net	(13)	(71)	(77)
Prepaid expenses and other current assets	(19)	(33)	(18)
Accounts payable and other current liabilities and deferred revenues	(190)	(32)	11
Other non-current liabilities	(10)	(2)	(8)
Interest payable	24	23	129
Income taxes payable	(3)	12	1
Net cash provided by operating activities	802	659	544
Investing Activities
Acquisition of subsidiaries and affiliates, net of cash acquired	(160)	(132)	(55)
Proceeds from sale of subsidiaries and affiliates, net	(4)	5	17
Additions to property, plant and equipment and other assets	(132)	(177)	(178)
Additions to intangible assets	(226)	(190)	(156)
Other investing activities		(1)	7
Net cash used in investing activities	(522)	(495)	(365)
Financing Activities
Proceeds from issuances of debt, net of issuance costs	1,999	6	1,065
Repayment of debt	(2,230)	(2,110)	(1,228)
Increase/(decrease) in other short-term borrowings	3	(6)	(6)
Capital contribution from parent		2,077
Cash dividends from/(paid to) parent	15		(9)
Activity under stock plans	(5)	(2)	(4)
Other financing activities	(98)	(222)	(82)
Net cash used in financing activities	(316)	(257)	(264)
Effect of exchange-rate changes on cash and cash equivalents	5	(7)	(8)
Net decrease in cash and cash equivalents	(31)	(100)	(93)
Cash and cash equivalents at beginning of period	318	418	511
Cash and cash equivalents at end of period	287	318	418
Supplemental Cash Flow Information
Cash paid for income taxes	(124)	(132)	(129)
Cash paid for interest, net of amounts capitalized	$ (366)	$ (433)	$ (531)

Consolidated Statements of Changes in Equity (USD $) In Millions	Total	Total Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Currency Translation Adjustments	Cash Flow Hedges	Post Employment Benefits	Total Nielsen Stockholders' Equity	Noncontrolling Interest	Available for Sale Securities
Balance at Dec. 31, 2009	$ 2,799	$ 1	$ 58	$ 4,353	$ (1,585)	$ 86	$ (47)	$ (81)	$ 2,785	$ 14
Net income	132				129				129	3
Currency translation adjustments, net of tax	(37)					(36)			(36)	(1)
Defined benefit pension plan adjustments, net of tax	(40)							(40)	(40)
Cash flow hedges, net of tax	32						32		32
Acquisition of noncontrolling interest in consolidated subsidiaries, net	(8)			(4)					(4)	(4)
Dividends paid to noncontrolling interests	(3)									(3)
Common stock option redemptions	(4)			(4)					(4)
Shares of common stock issued in business combinations	11			11					11
Stock-based compensation expense	17			17					17
Cash dividends paid to parent	(9)				(9)				(9)
Balance at Dec. 31, 2010	2,890	1	58	4,373	(1,465)	50	(15)	(121)	2,881	9
Net income	112				109				109	3
Currency translation adjustments, net of tax	(135)					(134)			(134)	(1)
Defined benefit pension plan adjustments, net of tax	(71)							(71)	(71)
Cash flow hedges, net of tax	1						1		1
Dividends paid to noncontrolling interests	(3)									(3)
Common stock option redemptions	(2)			(2)					(2)
Stock-based compensation expense	25			25					25
Unrealized gain on available for sale securities, net of tax	1								1		1
Return of capital to parent	(2)			(2)					(2)
Capital contribution from parent	2,079			2,079					2,079
Balance at Dec. 31, 2011	4,895	1	58	6,473	(1,356)	(84)	(14)	(192)	4,887	8	1
Net income	296				297				297	(1)
Currency translation adjustments, net of tax	74					71			71	3
Defined benefit pension plan adjustments, net of tax	(105)							(105)	(105)
Cash flow hedges, net of tax	1						1		1
Dividends paid to noncontrolling interests	(1)									(1)
Stock-based compensation expense	32			32					32
Unrealized gain on available for sale securities, net of tax	(1)								(1)		(1)
Capital contribution from parent	44			44					44
Noncontrolling interest in a consolidated subsidiary	28			(11)					(11)	39
Payments made under option plans	(5)			(5)					(5)
Balance at Dec. 31, 2012	$ 5,258	$ 1	$ 58	$ 6,533	$ (1,059)	$ (13)	$ (13)	$ (297)	$ 5,210	$ 48

Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Stockholders Equity [Abstract]
Currency translation adjustments, tax	$ 2	$ 6	$ 17
Unrealized loss on pension liability, tax	23	29	10
Unrealized gain on available for sale securities, tax		1
Cash flow hedges, tax	$ (1)	$ 1	$ 20

Description of Business, Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Description of Business, Basis of Presentation and Significant Accounting Policies

1. Description of Business, Basis of Presentation and Significant Accounting Policies

On May 24, 2006, The Nielsen Company B.V. (“Nielsen” or “the Company”) was acquired through a tender offer to shareholders by Valcon Acquisition B.V. (“Valcon”), an entity formed by investment funds associated with AlpInvest Partners, The Blackstone Group, The Carlyle Group, Hellman & Friedman, Kohlberg Kravis Roberts & Co., and Thomas H. Lee Partners (collectively, the “Sponsors”). Valcon’s cumulative purchases totaled 99.4% of Nielsen’s outstanding common shares as of December 31, 2007. In May 2008, Valcon acquired the remaining Nielsen common shares through a statutory squeeze-out procedure pursuant to Dutch legal and regulatory requirements and therefore currently holds 100% of the Company’s outstanding common shares. Valcon also acquired 100% of the preferred B shares which were subsequently canceled during 2006.

Nielsen, together with its subsidiaries, is a leading global information and measurement company that provides clients with a comprehensive understanding of consumers and consumer behavior. Nielsen is aligned into two reportable segments: what consumers buy (“Buy”) and what consumers watch (“Watch”). Nielsen has a presence in approximately 100 countries, with its headquarters located in Diemen, the Netherlands and New York, USA. See Note 16—“Segments” for a discussion of the Company’s reportable segments.

The accompanying consolidated financial statements are presented in conformity with U.S. generally accepted accounting principles (“GAAP”). All amounts are presented in U.S. Dollars (“$”), except for share and per share data or where expressly stated as being in other currencies, e.g., Euros (“€”). The consolidated financial statements include the accounts of Nielsen and all subsidiaries and other controlled entities. Supplemental cash flows from discontinued operations are presented in Note 4 to the consolidated financial statements “Business Divestitures.” The Company has evaluated events occurring subsequent to December 31, 2012 for potential recognition or disclosure in the consolidated financial statements and concluded there were no subsequent events that required recognition or disclosure other than those provided.

Consolidation

The consolidated financial statements include the accounts of Nielsen and all subsidiaries and other controlled entities. Noncontrolling interests in subsidiaries are reported as a component of equity in the consolidated financial statements with disclosure, on the face of the consolidated statements of operations, of the amounts of consolidated net income attributable to Nielsen stockholders and to the noncontrolling interests. The equity method of accounting is used for investments in affiliates and joint ventures where Nielsen has significant influence but not control, usually supported by a shareholding of between 20% and 50% of the voting rights. Investments in which Nielsen owns less than 20% are accounted for either as available-for-sale securities if the shares are publicly traded or as cost method investments. Intercompany accounts and transactions between consolidated companies have been eliminated in consolidation.

Foreign Currency Translation

Nielsen has significant investments outside the United States, primarily in the Euro-zone, Canada and the United Kingdom. Therefore, changes in the value of foreign currencies affect the consolidated financial statements when translated into U.S. Dollars. The functional currency for substantially all subsidiaries outside the U.S. is the local currency. Financial statements for these subsidiaries are translated into U.S. Dollars at period-end exchange rates as to the assets and liabilities and monthly average exchange rates as to revenues, expenses and cash flows. For these countries, currency translation adjustments are recognized in stockholders’ equity as a component of accumulated other comprehensive income/(loss), net, whereas transaction gains and losses are recognized in foreign exchange transaction (losses)/gains, net line in the consolidated statement of operations.

In February 2013, Venezuela devalued its currency by 32%. As the Company has operations in both its Buy and Watch segments in Venezuela, this devaluation will result in a charge of approximately $12 million in the first quarter of 2013 in the foreign exchange transaction (losses)/gains, net line in the consolidated statement of operations.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Investments

Investments include available-for-sale securities carried at fair value, or at cost if not publicly traded, investments in affiliates, and a trading asset portfolio maintained to generate returns to offset changes in certain liabilities related to deferred compensation arrangements. For the available-for-sale securities, any unrealized holding gains and losses, net of deferred income taxes, are excluded from operating results and are recognized in stockholders’ equity as a component of accumulated other comprehensive income/(loss) until realized. Nielsen assesses declines in the value of individual investments to determine whether such decline is other than temporary and thus the investment is impaired by considering available evidence. For the year ended December 31, 2012, the Company recorded a $6 million impairment in Other Expense, net in the consolidated statement of operations, for a decline in value of an investment in an equity security that was determined to be other-than-temporary. No such impairment was recorded for the years ended December 31, 2011 and 2010.

Financial Instruments

Nielsen’s financial instruments include cash and cash equivalents, investments, long-term debt and derivative financial instruments. These financial instruments potentially subject Nielsen to concentrations of credit risk. To minimize the risk of credit loss, these financial instruments are primarily held with acknowledged financial institutions. The carrying value of Nielsen’s financial instruments approximate fair value, except for differences with respect to long-term, fixed and variable-rate debt and certain differences relating to investments accounted for at cost. The fair value of financial instruments is generally determined by reference to market values resulting from trading on a national securities exchange or in an over-the-counter market. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Cash equivalents have original maturities of three months or less.

In addition, the Company has accounts receivable that are not collateralized. The Buy and Watch segments service high quality clients dispersed across many geographic areas. The Company analyzes the aging of accounts receivable, historical bad debts, customer creditworthiness and current economic trends in determining the allowance for doubtful accounts.

Derivative Financial Instruments

Nielsen uses derivative instruments principally to manage the risk associated with movements in foreign currency exchange rates and the risk that changes in interest rates will affect the fair value or cash flows of its debt obligations.

To qualify for hedge accounting, the hedging relationship must meet several conditions with respect to documentation, probability of occurrence, hedge effectiveness and reliability of measurement. Nielsen documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions as well as the hedge effectiveness assessment, both at the hedge inception and on an ongoing basis.

Nielsen recognizes all derivatives at fair value either as assets or liabilities in the consolidated balance sheets and changes in the fair values of such instruments are recognized currently in earnings unless specific hedge accounting criteria are met. If specific cash flow hedge accounting criteria are met, Nielsen recognizes the changes in fair value of these instruments in other comprehensive income.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and other indefinite-lived intangible assets are stated at historical cost less accumulated impairment losses, if any. Goodwill and other indefinite-lived intangible assets, consisting of certain trade names and trademarks, are each tested for impairment on an annual basis and whenever events or circumstances indicate that the carrying amount of such asset may not be recoverable. Nielsen has designated October 1st as the date in which the annual assessment is performed as this timing corresponds with the development of the Company’s formal budget and business plan review. Nielsen reviews the recoverability of its goodwill by comparing the estimated fair values of reporting units with their respective carrying amounts. The Company established, and continues to evaluate, its reporting units based on its internal reporting structure and generally defines such reporting units at its operating segment level or one level below. The estimates of fair value of a reporting unit are determined using a combination of valuation techniques, primarily an income approach using a discounted cash flow analysis supplemented by a market-based approach.

A discounted cash flow analysis requires the use of various assumptions, including expectations of future cash flows, growth rates, discount rates and tax rates in developing the present value of future cash flow projections. Nielsen also uses a market-based approach in estimating the fair value of its reporting units. The market-based approach utilizes available market comparisons such as indicative industry multiples that are applied to current year revenue and earnings as well as recent comparable transactions.

There was no impairment noted in 2012, 2011 and 2010 with respect to the Company’s goodwill. (See Note 5—“Goodwill and Other Intangible Assets”).

The impairment test for other indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair value of trade names and trademarks are determined using a “relief from royalty” discounted cash flow valuation methodology. Significant assumptions inherent in this methodology include estimates of royalty rates and discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Assumptions about royalty rates are based on the rates at which comparable trade names and trademarks are being licensed in the marketplace. There was no impairment noted in any period presented with respect to the Company’s indefinite-lived intangible assets.

Software and Other Amortized Intangible Assets

Intangible assets with finite lives are stated at historical cost, less accumulated amortization and impairment losses.

These intangible assets are amortized on a straight-line basis over the following estimated useful lives, which are reviewed annually:

		Weighted Average
Trade names and trademarks (with finite lives)	5 - 20 years	16
Customer-related intangibles	6 - 25 years	22
Covenants-not-to-compete	2 - 7 years	5
Computer software	3 - 7 years	4
Patents and other	3 - 10 years	5

Nielsen has purchased and internally developed software to facilitate its global information processing, financial reporting and client access needs. Costs that are related to the conceptual formulation and design of software programs are expensed as incurred; costs that are incurred to produce the finished product after technological feasibility has been established are capitalized as an intangible asset and are amortized over the estimated useful life. If events or changes in circumstances indicate that the carrying value of software may not be recovered, a recoverability analysis is performed based on estimated undiscounted cash flows to be generated from the software in the future. If the analysis indicates that the carrying value is not recoverable from future cash flows, the software cost is written down to estimated fair value and an impairment is recognized. These estimates are subject to revision as market conditions and as our assessments change.

Research and Development Costs

Research and development costs, which were not material for any periods presented, are expensed as incurred.

Property, Plant and Equipment

Property, plant and equipment are carried at historical cost less accumulated depreciation and impairment losses. Property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives of 25 to 50 years for buildings and related leasehold improvements and 3 to 10 years for equipment, which includes computer hardware, metering equipment and office furniture.

Impairment of Long-Lived Assets Other than Goodwill and Indefinite-Lived Intangible Assets

Long-lived assets other than goodwill and indefinite-lived intangible assets held and used by Nielsen, including property, plant and equipment and amortized intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Nielsen evaluates recoverability of assets to be held and used by comparing the carrying amount of an asset to the future net undiscounted cash flows to be generated by the asset. If such asset is considered to be impaired, the impairment loss is measured as the amount by which the carrying amount of the asset exceeds its fair value. No impairment indicators were noted by the Company during 2012, 2011 and 2010, respectively.

Revenue Recognition

Nielsen recognizes revenues when persuasive evidence of an arrangement exists, services have been rendered or information has been delivered, the fee is fixed or determinable and the collectibility of the related revenue is reasonably assured.

A significant portion of the Company’s revenue is generated from information (primarily retail measurement and consumer panel services) and measurement (primarily from television, internet and mobile audiences) services. The Company generally recognizes revenue from the sale of services as the services are performed, which is usually ratably over the term of the contract(s). Invoiced amounts are recorded as deferred revenue until earned. Substantially all of the Company’s customer contracts are non-cancellable and non-refundable.

Certain of the Company’s revenue arrangements include multiple deliverables and in these arrangements, the individual deliverables within the contract that have stand-alone value to the customer are separated and recognized upon delivery based upon the Company’s best estimate of their selling prices. These arrangements are not significant to the Company’s results of operations. In certain cases, software is included as part of these arrangements to allow Nielsen’s customers to supplementally view delivered information and is provided for the term of the arrangement and is not significant to the marketing effort and is not sold separately. Accordingly, software provided to Nielsen’s customers is considered to be incidental to the arrangements and is not recognized as a separate element.

A discussion of Nielsen’s revenue recognition policies, by segment, follows:

Buy

Revenue from the Buy segment, primarily from retail measurement services and consumer panel services is recognized over the period during which the services are performed and information is delivered to the customer, primarily on a straight-line basis.

The Company provides insights and solutions to customers through analytical studies that are recognized into revenue as value is delivered to the customer. The pattern of revenue recognition for these contracts varies depending on the terms of the individual contracts, and may be recognized proportionally or deferred until the end of the contract term and recognized when the information has been delivered to the customer.

Watch

Revenue from the Watch segment is primarily generated from television, internet and mobile measurement services and recognized on a straight-line basis over the contract period, as the service is delivered to the customer.

Discontinued Operations

          Revenue and certain costs within the Expositions segment were recognized upon completion of each event.

Deferred Costs

Incremental direct costs incurred related to establishing or significantly expanding a panel or an electronic metered sample in a designated market, are deferred at the point when Nielsen determines them to be recoverable. Prior to this point, these cost are expensed as incurred. These deferred costs are typically amortized over the original contract period beginning when the panel or electronic metered sample is ready for its intended use.

Advertising and Marketing Costs

Advertising and marketing costs are expensed as incurred and are reflected as selling, general and administrative expenses in the Consolidated Statements of Operations. These costs include all brand advertising, telemarketing, direct mail and other sales promotion associated with Nielsen’s exhibitions, and marketing/media research services. Advertising and marketing costs totaled $18 million, $20 million and $20 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Stock-Based Compensation

Nielsen measures the cost of all stock-based payments, including stock options, at fair value on the grant date and recognizes such costs within the Consolidated Statements of Operations; however, no expense is recognized for stock-based payments that do not ultimately vest. Nielsen recognizes the expense of its options that cliff vest using the straight-line method. For those that vest over time, an accelerated graded vesting is used. The Company recorded $33 million, $26 million and $18 million of expense associated with stock-based compensation for the years ended December 31, 2012, 2011 and 2010, respectively.

Income Taxes

Nielsen provides for income taxes utilizing the asset and liability method of accounting for income taxes. Under this method, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each balance sheet date, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. If it is determined that it is more likely than not that future tax benefits associated with a deferred tax asset will not be realized, a valuation allowance is provided. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in the Consolidated Statements of Operations as an adjustment to income tax expense in the period that includes the enactment date.

The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense. See Note 13—“Income Taxes” for further discussion of income taxes.

Comprehensive Income/(Loss)

Comprehensive income/(loss) is reported in the accompanying consolidated statements of comprehensive income/(loss) and consists of net income or loss and other gains and losses affecting equity that are excluded from net income or loss.

Summary of Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Summary of Recent Accounting Pronouncements

2. Summary of Recent Accounting Pronouncements

Fair Value Measurement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an accounting update that amends Accounting Standards Codification (“ASC”) 820—“Fair Value Measurement” regarding fair value measurements and disclosure requirements. The amendments were effective for Nielsen as of January 1, 2012. The adoption of this update did not have a significant impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued an accounting update that amends ASC 220—“Presentation of Comprehensive Income”, which eliminates the option to present total other comprehensive income and its components in the statement of equity. The Company has presented the items of net income and other comprehensive income in two separate, but consecutive statements and this amended guidance did not have any other impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued an accounting update that amends ASC 220, which requires public companies to present the effect of significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification on the face of the financial statements or in a single footnote. This amendment is effective for Nielsen for interim and annual report periods in 2013. The adoption of this update is not expected to have a significant impact on the Company’s consolidated financial statements.

Testing Goodwill and Indefinite-Lived Intangible Assets for Impairment

In September 2011 and July 2012, the FASB issued accounting updates that amend ASC 350—“Goodwill and Other Intangible Assets”, which were intended to simplify impairment testing for goodwill and indefinite-lived intangible assets by adding a qualitative review step to assess whether the required quantitative impairment analysis is necessary. The amended guidance permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the prescribed two-step impairment test. Otherwise, the two-step goodwill impairment test is not required. The Company considered the updated guidance in its October 1, 2012 annual impairment test. The adoption of these updates did not have an impact on the Company’s consolidated financial statements.

Business Acquisitions	12 Months Ended
Dec. 31, 2012
Business Acquisitions

3. Business Acquisitions

For the year ended December 31, 2012, Nielsen paid cash consideration of $160 million associated with both current period and previously executed acquisitions, net of cash acquired. Had the current period acquisitions occurred as of January 1, 2012, the impact on Nielsen’s consolidated results of operations would not have been material.

For the year ended December 31, 2011, Nielsen paid cash consideration of $123 million associated with both current period and previously executed acquisitions, net of cash acquired. Had the current period acquisitions occurred as of January 1, 2011, the impact on Nielsen’s consolidated results of operations would not have been material.

For the year ended December 31, 2010, Nielsen paid cash consideration of $55 million associated with both current period and previously executed acquisitions, net of cash acquired. Had such acquisitions occurred as of January 1, 2010, the impact on Nielsen’s consolidated results of operations would not have been material.

Business Divestitures	12 Months Ended
Dec. 31, 2012
Business Divestitures

4. Business Divestitures

During the year ended December 31, 2012, Nielsen paid net cash disbursements of $4 million associated with previously executed business divestitures.

During the year ended December 31, 2011, Nielsen received net cash proceeds of $5 million associated with previously executed business divestitures.

During the year ended December 31, 2010, Nielsen received net cash proceeds of $17 million associated with business divestitures, including the sale of its box-office tracking business as well as the remaining properties within the Publications operating segment discussed within discontinued operations below.

Discontinued Operations

In December 2009, the Company substantially completed its planned exit of the Publications operating segment through the sale of its media properties, including The Hollywood Reporter and Billboard, to e5 Global Media LLC.

In October 2010, the Company reached an agreement with the plaintiff in a lawsuit associated with its former Publications operating segment for a $12 million cash settlement, which was paid in October 2010. The Company recorded a $7 million charge (net of tax of $5 million) associated with this settlement, which has been reported as a component of discontinued operations for the year ended December 31, 2010.

Summarized results of operations for discontinued operations are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues	$—	$—	$8
Operating loss	—	—	(26)
Loss from operations before income taxes	—	—	(26)
Benefit for income taxes	—	—	9
Loss from operations	—	—	(17)
Gain/(loss) on sale, net of tax (1)	—	1	(5)
Income/(loss) from discontinued operations, net of tax	$—	1	$(22)

(1)

The gain for the year ended December 31, 2011 primarily related to a Publications property that was previously sold. The $5 million loss (net of a tax benefit of $3 million) for the year ended December 31, 2010 includes the net loss on the sale of the remaining Publications properties.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets

5. Goodwill and Other Intangible Assets

Goodwill

The table below summarizes the changes in the carrying amount of goodwill by reportable segment for the years ended December 31, 2012 and 2011, respectively.

(IN MILLIONS)	Buy	Watch	Expositions	Total
Balance December 31, 2010	$2,990	$3,546	$560	$7,096
Acquisitions, divestitures and other adjustments	123	—	—	123
Effect of foreign currency translation	(58)	(6)	—	(64)
Balance December 31, 2011	$3,055	$3,540	$560	$7,155
Acquisitions, divestitures and other adjustments	14	117	5	136
Effect of foreign currency translation	57	4	—	61
Balance December 31, 2012	$3,126	$3,661	$565	$7,352
Cumulative Impairments	$—	$376	$2	$378

At December 31, 2012, $122 million of goodwill is expected to be deductible for income tax purposes.

Other Intangible Assets

(IN MILLIONS)	Gross Amounts		Accumulated Amortization
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Indefinite-lived intangibles:
Trade names and trademarks	$1,921	$1,921	$—	$—
Amortized intangibles:
Trade names and trademarks	$128	$113	$(46)	$(37)
Customer-related intangibles	2,882	2,823	(886)	(747)
Covenants-not-to-compete	36	32	(25)	(22)
Computer software	1,316	1,089	(804)	(648)
Patents and other	90	83	(57)	(46)
Total	$4,452	$4,140	$(1,818)	$(1,500)

The amortization expense for the years ended December 31, 2012, 2011 and 2010 was $294 million, $292 million and $292 million, respectively. These amounts include amortization expense associated with computer software of $151 million, $152 million and $156 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Certain of the trade names associated with Nielsen are deemed indefinite-lived intangible assets, as their associated Nielsen brand awareness and recognition has existed for over 50 years and the Company intends to continue to utilize these trade names. There are also no legal, regulatory, contractual, competitive, economic or other factors that may limit their estimated useful lives. Nielsen reconsiders the remaining estimated useful life of indefinite-lived intangible assets each reporting period.

The Company’s 2012, 2011 and 2010 annual assessments did not result in an impairment for any of its underlying reporting units or indefinite-lived intangible assets.

All other intangible assets are subject to amortization. Future amortization expense from continuing operations is estimated to be as follows:

(IN MILLIONS)
For the year ending December 31:
2013	$310
2014	283
2015	250
2016	175
2017	146
Thereafter	1,312
Total	$2,476

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

6. Property, Plant and Equipment

(IN MILLIONS)	December 31, 2012	December 31, 2011
Land and buildings	$341	$359
Information and communication equipment	839	771
Furniture, equipment and other	127	160
	1,307	1,290
Less accumulated depreciation and amortization	(747)	(681)
	$560	$609

Depreciation and amortization expense from continuing operations related to property, plant and equipment was $182 million, $171 million and $167 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The above amounts include amortization expense on assets under capital leases and other financing obligations of $7 million in each of the years ended December 31, 2012, 2011 and 2010, respectively. The net book value of assets under capital leases and other financing obligations was $139 million and $144 million as of December 31, 2012 and 2011, respectively. Capital leases and other financing obligations are comprised primarily of buildings.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

7. Fair Value Measurements

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value, the Company considers the principal or most advantageous market in which the Company would transact, and also considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non-performance.

There are three levels of inputs that may be used to measure fair value:

Level  1:              Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level  2:              Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level  3:              Pricing inputs that are generally unobservable and may not be corroborated by market data.

Financial Assets and Liabilities Measured on a Recurring Basis

The Company’s financial assets and liabilities are measured and recorded at fair value, except for equity method investments, cost method investments, and long-term debt. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

The following table summarizes the valuation of the Company’s material financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

(IN MILLIONS)	December 31, 2012	Level 1	Level 2	Level 3
Assets:
Investments in equity securities(1)	$13	$13	$—	$—
Plan assets for deferred compensation(2)	22	22	—	—
Investments in mutual funds(3)	2	2	—	—
Total	$37	$37	$—	$—

Liabilities:
Interest rate swap arrangements(4)	$22	$—	$22	$—
Deferred compensation liabilities(5)	22	22	—	—
Total	$44	$22	$22	$—

(IN MILLIONS)	December 31, 2011	Level 1	Level 2	Level 3
Assets:
Investments in equity securities(1)	$21	$21	$—	$—
Plan assets for deferred compensation(2)	20	20	—	—
Investments in mutual funds(3)	2	2	—	—
Total	$43	$43	$—	$—

Liabilities:
Interest rate swap arrangements(4)	$24	$—	$24	$—
Deferred compensation liabilities(5)	20	20	—	—
Total	$44	$20	$24	$—

(1)              Investments in equity securities are carried at fair value, which is based on the quoted market price at period end in an active market. These investments are classified as available-for-sale with any unrealized gains or losses resulting from changes in fair value recorded, net of tax, as a component of accumulated other comprehensive income/(loss) until realized. Nielsen assesses declines in the value of individual investments to determine whether such decline is other than temporary and thus the investment is impaired by considering available evidence. For the year ended December 31, 2012, the Company recorded a $6 million impairment in Other Expense, net in the consolidated statement of operations for a decline in value of an investment in an equity security that was determined to be other-than-temporary.

(2)              Plan assets are comprised of investments in mutual funds, which are intended to fund liabilities arising from deferred compensation plans. These investments are carried at fair value, which is based on quoted market prices at period end in active markets. These investments are classified as trading securities with any gains or losses resulting from changes in fair value recorded in other expense, net in the consolidated statements of operations.

(3)              Investments in mutual funds are money-market accounts held with the intention of funding certain specific retirement plans.

(4)              Derivative financial instruments include interest rate swap arrangements recorded at fair value based on externally-developed valuation models that use readily observable market parameters and the consideration of counterparty risk.

(5)              The Company offers certain employees the opportunity to participate in a deferred compensation plan. A participant’s deferrals are invested in a variety of participant directed stock and bond mutual funds and are classified as trading securities. Changes in the fair value of these securities are measured using quoted prices in active markets based on the market price per unit multiplied by the number of units held exclusive of any transaction costs. A corresponding adjustment for changes in fair value of the trading securities is also reflected in the changes in fair value of the deferred compensation obligation.

Derivative Financial Instruments

Nielsen uses interest rate swap derivative instruments principally to manage the risk that changes in interest rates will affect the cash flows of its underlying debt obligations.

To qualify for hedge accounting, the hedging relationship must meet several conditions with respect to documentation, probability of occurrence, hedge effectiveness and reliability of measurement. Nielsen documents the relationship between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions as well as the hedge effectiveness assessment, both at the hedge inception and on an ongoing basis. Nielsen recognizes all derivatives at fair value either as assets or liabilities in the consolidated balance sheets and changes in the fair values of such instruments are recognized currently in earnings unless specific hedge accounting criteria are met. If specific cash flow hedge accounting criteria are met, Nielsen recognizes the changes in fair value of these instruments in accumulated other comprehensive income/(loss).

Nielsen manages exposure to possible defaults on derivative financial instruments by monitoring the concentration of risk that Nielsen has with any individual bank and through the use of minimum credit quality standards for all counterparties. Nielsen does not require collateral or other security in relation to derivative financial instruments. A derivative contract entered into between Nielsen or certain of its subsidiaries and a counterparty that was also a lender under Nielsen’s senior secured credit facilities at the time the derivative contract was entered into is guaranteed under the senior secured credit facilities by Nielsen and certain of its subsidiaries (see Note 10 “Long-term Debt and Other Financing Arrangements” for more information). Since it is Nielsen’s policy to only enter into derivative contracts with banks of internationally acknowledged standing, Nielsen considers the counterparty risk to be remote.

It is Nielsen’s policy to have an International Swaps and Derivatives Association (“ISDA”) Master Agreement established with every bank with which it has entered into any derivative contract. Under each of these ISDA Master Agreements, Nielsen agrees to settle only the net amount of the combined market values of all derivative contracts outstanding with any one counterparty should that counterparty default. Certain of the ISDA Master Agreements contain cross-default provisions where if the Company either defaults in payment obligations under its credit facility or if such obligations are accelerated by the lenders, then the Company could also be declared in default on its derivative obligations. At December 31, 2012, Nielsen had no material exposure to potential economic losses due to counterparty credit default risk or cross-default risk on its derivative financial instruments.

Interest Rate Risk

Nielsen is exposed to cash flow interest rate risk on the floating-rate U.S. Dollar and Euro Term Loans, and uses floating-to-fixed interest rate swaps to hedge this exposure. These interest rate swaps have various maturity dates through November 2016. For these derivatives, Nielsen reports the after-tax gain or loss from the effective portion of the hedge as a component of accumulated other comprehensive income/(loss) and reclassifies it into earnings in the same period or periods in which the hedged transaction affects earnings, and within the same income statement line item as the impact of the hedged transaction.

In November 2012, the Company entered into $500 million in aggregate notional amount of four-year interest rate swap agreements with starting dates in November 2012. These agreements fix the LIBOR related portion of interest rates of a corresponding amount of our variable-rate debt at a weighted average rate of 0.57%. The commencement date of these interest rate swaps coincided with the $500 million aggregate notional amount of interest rate swaps that matured in November 2012. These derivative instruments have been designated as interest rate cash flow hedges.

In November 2011, the Company entered into a $125 million notional amount and a €125 million notional amount of four-year interest rate swap agreements with starting dates in November 2011. These agreements fix the LIBOR and Euro LIBOR-related portion of interest rates of a corresponding amount of the Company’s variable-rate debt at a rate of 0.84% and 1.30%, respectively. These derivative instruments have been designated as interest rate cash flow hedges.

In August 2011, the Company entered into $250 million in aggregate notional amount of four-year forward interest swap agreements with starting dates in September 2011. These agreements fix the LIBOR-related portion of interest rates of a corresponding amount of the Company’s variable-rate debt at an average rate of 0.84%. These derivative instruments have been designated as interest rate cash flow hedges.

In October and November 2010, the Company entered into an aggregate of $1 billion notional amount of three-year forward interest rate swap agreements with starting dates in November 2010. These agreements fix the LIBOR-related portion of interest rates of a corresponding amount of the Company’s variable-rate debt at an average rate of 0.72%. The commencement date of the interest rate swaps coincided with the $1 billion notional amount of interest rate swaps that matured in November 2010. Additionally, in November 2010 the Company entered into a $250 million notional amount three-year forward interest rate swap agreement with a starting date in November 2011, which fixes the LIBOR-related portion of interest rates of a corresponding amount of the Company’s variable-rate debt at a rate of 1.26%. These derivative instruments have been designated as interest rate cash flow hedges.

In March 2010, Nielsen entered into a three-year interest swap to fix the LIBOR-related portion of interest rates for $250 million of the Company’s variable-rate debt at 1.69%. This swap replaced the $500 million notional amount interest rate swap that matured in February 2010. This derivative instrument has been designated as an interest rate cash flow hedge.

Nielsen expects to recognize approximately $14 million of net pre-tax losses from accumulated other comprehensive loss to interest expense in the next 12 months associated with its interest-related derivative financial instruments.

As of December 31, 2012 the Company had the following outstanding interest rate swaps utilized in the management of its interest rate risk:

	Notional Amount	Maturity Date	Currency
Interest rate swaps designated as hedging instruments
US Dollar term loan floating-to-fixed rate swaps	$250,000,000	March 2013	US Dollar
US Dollar term loan floating-to-fixed rate swaps	$1,000,000,000	November 2013	US Dollar
US Dollar term loan floating-to-fixed rate swaps	$250,000,000	November 2014	US Dollar
US Dollar term loan floating-to-fixed rate swaps	$250,000,000	September 2015	US Dollar
US Dollar term loan floating-to-fixed rate swaps	$125,000,000	November 2015	US Dollar
Euro term loan floating-to-fixed rate swaps	€125,000,000	November 2015	Euro
US Dollar term loan floating-to-fixed rate swaps	$500,000,000	November 2016	US Dollar

Foreign Currency Risk

Nielsen has managed its exposure to changes in foreign currency exchange rates attributable to certain of its long-term debt through the use of foreign currency swap derivative instruments. When the derivative financial instrument is deemed to be highly effective in offsetting variability in the hedged item, changes in its fair value are recorded in accumulated other comprehensive loss and recognized contemporaneously with the earnings effects of the hedged item.

See Note 10 – “Long-term Debt and Other Financing Arrangements” for more information on the long-term debt transactions referenced in this note.

Fair Values of Derivative Instruments in the Consolidated Balance Sheets

The fair values of the Company’s derivative instruments as of December 31, 2012 and December 31, 2011 were as follows:

	December 31, 2012		December 31, 2011
(IN MILLIONS)	Accounts Payable and Other Current Liabilities	Other Non- Current Liabilities	Accounts Payable and Other Current Liabilities	Other Non- Current Liabilities
Derivatives designated as hedging instruments
Interest rate swaps	$6	$16	$10	$14

Derivatives in Cash Flow Hedging Relationships

The pre-tax effect of derivative instruments in cash flow hedging relationships for the years ended December 31, 2012, 2011 and 2010 was as follows (amounts in millions):

Derivatives in Cash Flow Hedging Relationships	Amount of Loss Recognized in OCI on Derivatives (Effective Portion) December 31,			Location of (Loss)/Gain Reclassified from OCI into Income (Effective Portion)		Amount of Loss Reclassified from OCI into Income (Effective Portion) December 31,				Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing) December 31,
	2012	2011	2010		2012		2011	2010	2012		2011	2010
Interest rate swaps	$23	$38	$12	Interest expense	$	25	$21	$14	$	—	$19	$50

Derivatives Not Designated as Hedging Instruments

The pre-tax effect of derivative instruments not designated as hedges for the years ended December 31, 2012, 2011 and 2010 was as follows (amounts in millions):

Derivatives Not Designated as Hedging Instruments	Location of Loss Recognized in Statement of Operations on Derivatives	Amount of Loss Recognized in Statement of Operations on Derivatives For the Years Ended December 31,
		2012	2011	2010
Interest rate swaps	Loss on derivative instruments	$—	$1	$18
Foreign currency forward contracts	Loss on derivative instruments	—	—	9
Total		$—	$1	$27

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

The Company is required, on a nonrecurring basis, to adjust the carrying value or provide valuation allowances for certain assets using fair value measurements. The Company’s equity method investments, cost method investments, and non-financial assets, such as goodwill, intangible assets, and property, plant and equipment, are measured at fair value when there is an indicator of impairment and recorded at fair value only when an impairment charge is recognized.

The Company did not measure any material non-financial assets or liabilities at fair value during the years ended December 31, 2012 or 2011.

Restructuring Activities	12 Months Ended
Dec. 31, 2012
Restructuring Activities

8. Restructuring Activities

A summary of the changes in the liabilities for restructuring activities is provided below:

(IN MILLIONS)	Transformation Initiative	Productivity Initiatives and Legacy Programs	Total
Balance at December 31, 2009	$46	$29	$75
Charges	(9)	68	59
Payments	(37)	(33)	(70)
Non-cash charges and other adjustments	3	1	4
Effect of foreign currency translation	(1)	(2)	(3)
Balance at December 31, 2010	2	63	65
Charges	—	83	83
Payments	(2)	(80)	(82)
Non-cash charges and other adjustments	—	1	1
Balance at December 31, 2011	—	67	67
Charges	—	85	85
Non-cash charges and other adjustments	—	(6)	(6)
Payments	—	(82)	(82)
Balance at December 31, 2012	$—	$64	$64

Of the $64 million in remaining liabilities for restructuring actions, $53 million is expected to be paid within one year and is classified as a current liability within the consolidated financial statements as of December 31, 2012.

Productivity Initiatives and Legacy Programs

In December 2009, Nielsen commenced certain specific restructuring actions attributable to defined cost reduction programs directed towards achieving increased productivity in future periods primarily through targeted employee terminations.

The Company recorded $85 million in restructuring charges associated with these initiatives during the year ended December 31, 2012. Of these amounts, $5 million related to property lease termination charges with the remainder relating to severance costs associated with employee terminations.

The Company recorded $83 million in restructuring charges associated with these initiatives during the year ended December 31, 2011. The charges primarily related to severance costs associated with employee terminations.

The Company recorded $68 million in restructuring charges associated with these initiatives during the year ended December 31, 2010. Of these amounts, $11 million related to property lease termination charges with the remainder relating to severance costs associated with employee terminations.

Transformation Initiative

The Transformation Initiative has been completed in all respects as of December 31, 2011.

Nielsen recorded net credits of $9 million for the year ended December 31, 2010 associated with adjustments to previously established liabilities for employee severance and other benefits.

Pensions and Other Post-Retirement Benefits	12 Months Ended
Dec. 31, 2012
Pensions and Other Post-Retirement Benefits

9. Pensions and Other Post-Retirement Benefits

Nielsen sponsors both funded and unfunded defined benefit pension plans (the “Pension Plans”) for some of its employees in the Netherlands, the United States and other international locations.

A summary of the activity for the Pension Plans follows:

	Year Ended December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other	Total
Change in projected benefit obligation
Benefit obligation at beginning of period	$606	$284	$551	$1,441
Service cost	3	—	14	17
Interest cost	28	13	25	66
Plan participants’ contributions	—	—	2	2
Actuarial losses	112	8	84	204
Benefits paid	(33)	(10)	(26)	(69)
Expenses paid	(2)	—	(1)	(3)
Premiums paid	—	—	(1)	(1)
Amendments	—	—	(2)	(2)
Curtailments	—	—	(1)	(1)
Settlements	—	—	(2)	(2)
Acquisition	—	—	2	2
Effect of foreign currency translation	13	—	19	32
Benefit obligation at end of period	727	295	664	1,686
Change in plan assets
Fair value of plan assets at beginning of period	639	221	412	1,272
Actual return on plan assets	79	29	39	147
Employer contributions	7	8	49	64
Plan participants’ contributions	—	—	2	2
Benefits paid	(33)	(10)	(26)	(69)
Expenses paid	(2)	—	(1)	(3)
Premiums paid	—	—	(1)	(1)
Settlements	—	—	(2)	(2)
Insurance	4	—	—	4
Effect of foreign currency translation	13	—	14	27
Fair value of plan assets at end of period	707	248	486	1,441
Funded status	$(20)	$(47)	$(178)	$(245)
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	$—	$—	$9	$9
Current liabilities	—	—	(2)	(2)
Accrued benefit liability included in other non-current liabilities	(20)	(47)	(185)	(252)
Net amount recognized	$(20)	$(47)	$(178)	$(245)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	$65	$(3)	$75	$137
Amortization of net loss	(3)	(4)	(4)	(11)
Total recognized in other comprehensive income/(loss)	$62	$(7)	$71	$126
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	$165	$74	$150	$389

	Year Ended December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other	Total
Change in projected benefit obligation
Benefit obligation at beginning of period	$594	$267	$517	$1,378
Service cost	4	—	13	17
Interest cost	31	15	26	72
Plan participants’ contributions	1	—	2	3
Actuarial losses	29	12	27	68
Benefits paid	(35)	(10)	(23)	(68)
Expenses paid	(3)	—	(1)	(4)
Premiums paid	—	—	(1)	(1)
Curtailments	—	—	(2)	(2)
Settlements	—	—	(2)	(2)
Effect of foreign currency translation	(15)	—	(5)	(20)
Benefit obligation at end of period	606	284	551	1,441
Change in plan assets
Fair value of plan assets at beginning of period	663	204	396	1,263
Actual return on plan assets	22	8	15	45
Employer contributions	5	19	29	53
Plan participants’ contributions	1	—	2	3
Benefits paid	(35)	(10)	(23)	(68)
Expenses paid	(3)	—	(1)	(4)
Premiums paid	—	—	(1)	(1)
Settlements	—	—	(2)	(2)
Effect of foreign currency translation	(14)	—	(3)	(17)
Fair value of plan assets at end of period	639	221	412	1,272
Funded status	$33	$(63)	$(139)	$(169)
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	$36	$—	$8	$44
Current liabilities	—	—	(2)	(2)
Accrued benefit liability included in other non-current liabilities	(3)	(63)	(145)	(211)
Net amount recognized	$33	$(63)	$(139)	$(169)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss	$39	$22	$38	$99
Amortization and impact of curtailments/settlements	—	(3)	(1)	(4)
Total recognized in other comprehensive income/(loss)	$39	$19	$37	$95
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	$103	$81	$79	$263

The total accumulated benefit obligation and minimum liability changes for the Pension Plans were as follows:

(IN MILLIONS)	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Accumulated benefit obligation	$1,618	$1,392	$1,318

	Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets at December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$727	$295	$528	$1,550
Accumulated benefit obligation	724	295	479	1,498
Fair value of plan assets	707	248	347	1,302

	Pension Plans with Projected Benefit Obligation in Excess of Plan Assets at December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$727	$295	$625	$1,647
Accumulated benefit obligation	724	295	563	1,582
Fair value of plan assets	707	248	439	1,394

	Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets at December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$48	$284	$517	$849
Accumulated benefit obligation	46	284	472	802
Fair value of plan assets	45	221	369	635

	Pension Plans with Projected Benefit Obligation in Excess of Plan Assets at December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$48	$284	$517	$849
Accumulated benefit obligation	46	284	472	802
Fair value of plan assets	45	221	369	635

Net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010, respectively, includes the following components:

	Net Periodic Pension Cost
(IN MILLIONS)	The Netherlands	United States	Other	Total
Year ended December 31, 2012
Service cost	$3	$—	$14	$17
Interest cost	28	13	25	66
Expected return on plan assets	(34)	(18)	(29)	(81)
Amortization of net loss	3	4	4	11
Net periodic pension cost	$—	$(1)	$14	$13
Year ended December 31, 2011
Service cost	$4	$—	$13	$17
Interest cost	31	15	26	72
Expected return on plan assets	(37)	(18)	(28)	(83)
Amortization of net loss	—	2	1	3
Curtailment gain	—	—	(1)	(1)
Net periodic pension cost	$(2)	$(1)	$11	$8
Year ended December 31, 2010
Service cost	$4	$—	$10	$14
Interest cost	29	15	25	69
Expected return on plan assets	(37)	(18)	(26)	(81)
Amortization of net gain	(1)	—	—	(1)
Curtailment gain	—	—	(2)	(2)
Net periodic pension cost	$(5)	$(3)	$7	$(1)

The curtailment gains of $1 million and $2 million in 2011 and 2010, respectively, resulted from employee terminations primarily in Europe.

The deferred loss included as a component of accumulated other comprehensive income/(loss) that is expected to be recognized as a component of net periodic benefit cost during 2013 is as follows:

	The Netherlands	United States	Other	Total
Net actuarial loss	$(6)	$(5)	$(10)	$(21)

The weighted average assumptions underlying the pension computations were as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Pension benefit obligation:
—discount rate	3.8%	4.7%	5.2%
—rate of compensation increase	2.1%	2.0%	2.1%
Net periodic pension costs:
—discount rate	4.7%	5.2%	5.7%
—rate of compensation increase	2.0%	2.1%	2.1%
—expected long-term return on plan assets	6.2%	6.3%	6.5%

The assumptions for the expected return on plan assets for the Pension Plans were based on a review of the historical returns of the asset classes in which the assets of the Pension Plans are invested and long-term economic forecast for the type of investments held by the plans. The historical returns on these asset classes were weighted based on the expected long-term allocation of the assets of the Pension Plans.

Nielsen’s pension plans’ weighted average asset allocations by asset category are as follows:

	The Netherlands	United States	Other	Total
At December 31, 2012
Equity securities	22%	60%	47%	37%
Fixed income securities	62	40	49	54
Other	16	—	4	9
Total	100%	100%	100%	100%

At December 31, 2011
Equity securities	23%	60%	44%	36%
Fixed income securities	61	39	52	55
Other	16	1	4	9
Total	100%	100%	100%	100%

No Holdings shares are held by the pension plans.

Nielsen’s primary objective with regard to the investment of the Pension Plans assets is to ensure that in each individual plan, sufficient funds are available to satisfy future benefit obligations. For this purpose, asset and liability management studies are made periodically at each pension fund. For each of the Pension Plans, an appropriate mix is determined on the basis of the outcome of these studies, taking into account the national rules and regulations. The overall target asset allocation among all plans for 2012 was 40% equity securities and 56% long-term interest-earning investments (debt or fixed income securities), and 4% other securities.

Equity securities primarily include investments in U.S. and non U.S. companies. Fixed income securities include corporate bonds of companies from diversified industries and mortgage-backed securities. Other types of investments are primarily insurance contracts.

Assets at fair value (See Note 7—“Fair Value Measurements” for additional information on fair value measurement and the underlying fair value hierarchy) as of December 31, 2012 and 2011 are as follows:

(IN MILLIONS)	December 31, 2012				December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and equivalents	$2	$1	$—	$3	$10	$1	$—	$11
Equity securities – U.S.	31	137	—	168	27	119	—	146
Equity securities – non-U.S.	35	326	—	361	33	281	—	314
Real estate	—	—	32	32	—	—	32	32
Corporate bonds	110	433	—	543	103	393	—	496
Debt issued by national, state or local government	41	195	—	236	53	142	—	195
Other	3	18	77	98	3	15	60	78
Total Assets at Fair Value	$222	$1,110	109	$1,441	$229	$951	$92	$1,272

The following is a summary of changes in the fair value of the Pension Plans’ Level 3 assets for the years ended December 31, 2012 and 2011:

(IN MILLIONS)	Real Estate	Other	Total
Balance, end of year December 31, 2010	$32	$53	$85
Actual return on plan assets:
Unrealized gains	1	9	10
Effect of foreign currency translation	(1)	(2)	(3)
Balance, end of year December 31, 2011	$32	$60	$92
Actual return on plan assets:
Unrealized gains	—	16	16
Effect of foreign currency translation	—	1	1
Balance, end of year December 31, 2012	$32	$77	$109

Contributions to the Pension Plans in 2013 are expected to be approximately $7 million for the Dutch plans and $40 million for other plans. No contribution is expected to be made to the U.S. pension plan.

Estimated future benefit payments are as follows:

(IN MILLIONS)	The Netherlands	United States	Other	Total
For the years ending December 31,
2013	$35	$10	$21	$66
2014	36	10	22	68
2015	37	11	24	72
2016	37	11	25	73
2017	38	12	27	77
2018-2022	192	68	152	412

Defined Contribution Plans

Nielsen also offers defined contribution plans to certain participants, primarily in the United States. Nielsen’s expense related to these plans was $37 million, $37 million and $35 million for the years ended December 31, 2012, 2011 and 2010, respectively. In the United States, Nielsen contributes cash to each employee’s account in an amount up to 3% of compensation (subject to IRS limitations). No contributions are made in shares of the Holdings’s common stock. Effective October 7, 2011, participants were allowed to invest in The Nielsen Company Stock Fund, which is an investment fund that exclusively invests in the common stock of Nielsen Holdings N.V.

Long-term Debt and Other Financing Arrangements	12 Months Ended
Dec. 31, 2012
Long-term Debt and Other Financing Arrangements

10. Long-term Debt and Other Financing Arrangements

Unless otherwise stated, interest rates are as of December 31, 2012.

	December 31, 2012			December 31, 2011
(IN MILLIONS)	Weighted Interest Rate	Carrying Amount	Fair Value	Weighted Interest Rate	Carrying Amount	Fair Value
$1,610 million Senior secured term loan (LIBOR based variable rate of 2.21%) due 2013		$218	$218		$1,287	$1,270
$2,386 million Senior secured term loan (LIBOR based variable rate of 3.67%) due 2016		2,315	2,324		2,338	2,290
$1,222 million Senior secured term loan (LIBOR based variable rate of 2.46%) due 2017		1,176	1,173		—	—
€227 million Senior secured term loan (Euro LIBOR based variable rate of 2.05%) due 2013		34	34		186	183
€273 million Senior secured term loan (Euro LIBOR based variable rate of 3.62%) due 2016		347	347		345	338
$500 million 8.50% senior secured term loan due 2017		—	—		500	538
$635 million senior secured revolving credit facility (Euro LIBOR or LIBOR based variable rate) due 2016		—	—		—	—
Total senior secured credit facilities (with weighted average interest rate)	3.46%	4,090	4,096	4.13%	4,656	4,619
$325 million 11.50% senior debenture loan due 2016		—	—		307	350
$215 million 11.625% senior debenture loan due 2014		209	232		204	234
$1,080 million 7.75% senior debenture loan due 2018		1,084	1,211		1,084	1,165
$800 million 4.50% senior debenture loan due 2020		800	794		—	—
€50 million private placement debenture loan (EMTN) (3-month EURIBOR based variable rate) due 2012		—	—		65	64
€30 million 6.75% private placement debenture loan (EMTN) due 2012		—	—		39	39
Total debenture loans (with weighted average interest rate)	7.60%	2,093	2,237	9.94%	1,699	1,852
Other loans		1	1		4	4
Total long-term debt	4.86%	6,184	6,334	5.68%	6,359	6,475
Capital lease and other financing obligations		107			115
Bank overdrafts		5			1
Short-term debt		7			6
Total debt and other financing arrangements		6,303			6,481
Less: Current portion of long-term debt, capital lease and other financing obligations and other short-term borrowings		362			150
Non-current portion of long-term debt and capital lease and other financing obligations		$5,941			$6,331

The fair value of the Company’s long-term debt instruments was based on the yield on public debt where available or current borrowing rates available for financings with similar terms and maturities and such fair value measurements are considered Level 1 or Level 2 in nature, respectively.

The carrying amounts of Nielsen’s long-term debt are denominated in the following currencies:

(IN MILLIONS)	December 31, 2012	December 31, 2011
U.S. Dollars	$5,803	$5,724
Euro	381	635
Japanese Yen	—	—
	$6,184	$6,359

Annual maturities of Nielsen’s long-term debt are as follows:

(IN MILLIONS)
2013	$341
2014	344
2015	150
2016	2,732
2017	733
Thereafter	1,884
$6,184

On January 31, 2011, our indirect parent company, Holdings, completed an initial public offering of 82,142,858 shares of its €0.07 par value common stock at a price of $23.00 per share, generating proceeds of approximately $1,801 million, net of $88 million of underwriter discounts.

Concurrent with its offering of common stock, Holdings issued $288 million in aggregate principal amount of 6.25% Mandatory Convertible Subordinated Bonds due February 1, 2013 (“the Bonds”), generating proceeds of approximately $277 million, net of $11 million of underwriter discounts. Interest on the Bonds is payable quarterly in arrears in February, May, August and November of each year, and commenced in May 2011. The Bonds provided for mandatory conversion into between 10,416,700 and 12,499,925 shares of Holdings’s common stock on February 1, 2013 at a conversion rate per $50.00 principal amount of the bonds of not more than 2.1739 shares and not less than 1.8116 shares depending on the market value of its common stock (the average of the volume weighted-average price of its common stock for a 20 consecutive trading day period beginning on the 25th trading day immediately preceding February 1, 2013) relative to the initial price and the threshold appreciation price per share of $23.00 and $27.60, respectively. On February 1, 2013, the Bonds were converted into 10,416,700 shares of Holdings’s common stock at per share price of $27.60.

Holdings contributed substantially all of the combined net proceeds associated with the aforementioned transactions to the Company and it utilized the contributed amount to settle the Sponsor Advisory Agreements (See Note 14—“Investments in Affiliates and Related Party Transactions” for further information) and redeem and retire certain issuances of our long-term indebtedness as follows:

•

              In February 2011, the Company paid approximately $201 million to redeem $164 million of its outstanding $467 million ($500 million aggregate principal amount) 11.50% Senior Discount Notes Due 2016 with a redemption cost of the stated rate applied to the principal amount being redeemed plus a proportionate amount of accrued interest to the principal amount.

•               In February 2011, the Company paid approximately $129 million to redeem $107 million of its outstanding $307 million ($330 million aggregate principal amount) 11.625% Senior Discount Notes Due 2014 with a redemption cost of the stated rate applied to the principal amount being redeemed plus a proportionate amount of accrued interest to the principal amount.

•               In February 2011, the Company paid approximately $1,133 million to redeem all of its outstanding $999 million ($1,070 million aggregate principal amount) 12.50% Senior Subordinated Discount Notes Due 2016 at a price of 105.89% of the aggregate principal amount.

•              In February and March 2011, the Company paid approximately $495 million to redeem all of its outstanding 11.125% Senior Discount Debenture Notes due 2016 at a price of 104.87% of the aggregate principal amount.

The Company recorded a total debt extinguishment charge of approximately $231 million in other expense, net in the consolidated statement of operations for the year ended December 31, 2011 associated with these redemptions.

As of December 31, 2011, Luxco owned 270,746,445 shares (or approximately 75%) of Holdings’s common stock. On March 26, 2012, Luxco and certain Nielsen employees (the “selling shareholders”) completed a public offering of 34,500,000 shares of Holdings’s common stock at a price of $30.25 per share. As of December 31, 2012, Luxco owned 236,266,399 shares (or approximately 65%) of Holdings’s outstanding shares of common stock. In February 2013, Luxco and certain Nielsen employees completed a public offering of 40,814,883 shares of the Holdings’s common stock at a price of 32.55 per share. Subsequent to this offering, Luxco owned 195,463,201 shares (or approximately 52%) of Holdings’s common stock.

Senior Secured Credit Facilities

Term Loan Facilities

In August 2006, certain of Nielsen’s subsidiaries entered into the Senior Secured Credit Agreement that was amended and restated in June 2009. The Senior Secured Credit Agreement provides for term loan facilities as shown in the table above.

The Company is required to repay installments on the borrowings under the senior secured term loan facilities due 2016 in quarterly principal amounts of 0.25% of their original principal amount, with the remaining amount payable upon maturity.

Borrowings under the senior secured term loan facilities bear interest at a rate as determined by the type of borrowing, equal to either (a) a “base rate” determined by reference to the higher of (1) the federal funds rate plus 0.5% or (2) the prime rate or (b) a LIBOR rate for the currency of such borrowings, plus, in each case, an applicable margin. The applicable margins for the senior secured term loans that mature in 2013 vary depending on the Company’s secured leverage ratio, from 2.00% to 2.25% in the case of LIBOR loans and from 1.00% to 1.25% in the case of base rate loans. The applicable margins for two of the senior secured term loans that mature in 2016 are set at a fixed rate of 3.75% in the case of LIBOR loans and 2.75% in the case of base rate loans, and the margin for the remaining 2016 term loans vary depending upon the Company’s total leverage and credit rating, from 3.25% to 3.75% in the case of LIBOR loans and from 2.25% to 2.75% in the case of base rate loans.

In February 2012, the Senior Secured Credit Agreement was amended and restated to provide for a new five-year amortizing term loan facility in an aggregate principal amount of $1,222 million, the proceeds from which were used to repay a corresponding amount of the existing senior secured term loans due 2013. Borrowings under this new term loan facility bear interest at a rate as determined by the type of borrowing, equal to either the “base rate” or LIBOR rate, plus, in each case, an applicable margin. The applicable margin on base rate loans under this new term loan facility ranges from 0.75% to 1.50% based on a total leverage ratio. The applicable margin on LIBOR loans under this new term loan facility ranges from 1.75% to 2.50% based on the total leverage ratio. Loans under this new term loan facility mature in full in February 2017, but the maturity date shall be January 2016 if at such time there is more than $750 million in the aggregate of existing other term loans under the Senior Secured Credit Agreement with a maturity of May 2016. The loans under this new term loan facility are required to be repaid in an amount equal to 5% of the original principal amount in the first year after the closing date, 5% in the second year, 10% in the third year, 10% in the fourth year and 70% in the fifth year (with payments in each year being made in equal quarterly installments other than the fifth year, in which payments shall be equal to 3.33% of the original principal amount of loans in each of the first three quarters and the remaining principal balance due in February 2017 (unless repayment is required in January 2016 as indicated above)). Loans under this new term loan facility are secured on a pari passu basis with the Company’s existing obligations under the Senior Secured Credit Agreement and Senior Secured Loan Agreement.

The Senior Secured Credit Agreement contains a number of covenants that, among other things, restrict, subject to certain exceptions, the ability of Nielsen Holding and Finance B.V. and its restricted subsidiaries (which together constitute most of its subsidiaries) to incur additional indebtedness or guarantees, incur liens and engage in sale and leaseback transactions, make certain loans and investments, declare dividends, make payments or redeem or repurchase capital stock, engage in certain mergers, acquisitions and other business combinations, prepay, redeem or purchase certain indebtedness, amend or otherwise alter terms of certain indebtedness, sell certain assets, transact with affiliates, enter into agreements limiting subsidiary distributions and alter the business they conduct. These entities are restricted, subject to certain exceptions, in their ability to transfer their net assets to Nielsen Holdings N.V. Such restricted net assets amounted to approximately $5.2 billion at December 31, 2012. In addition, these entities are required to maintain a maximum total leverage ratio and a minimum interest coverage ratio. Neither Nielsen Holdings nor TNC B.V. is currently bound by any financial or negative covenants contained in the credit agreement. The Senior Secured Credit Agreement also contain certain customary affirmative covenants and events of default.

Obligations under the Senior Secured Credit Agreement are guaranteed by us, substantially all of the wholly owned U.S. subsidiaries and certain of the non-U.S. wholly-owned subsidiaries, and are secured by substantially all of the existing and future property and assets of our U.S. subsidiaries and by a pledge of substantially all of the capital stock of the guarantors, the capital stock of substantially all of our U.S. subsidiaries, and up to 65% of the capital stock of certain of our non-U.S. subsidiaries. Under a separate security agreement, substantially all of our assets are pledged as collateral for amounts outstanding under the senior secured credit facilities.

Subsequent Event

In February 2013, the Company received the requisite lender consents to amend its Senior Secured Credit Agreement to allow for the replacement of its existing class A, B and C term loans with a new class of term loans. The amendment is expected to close during the first quarter of 2013, subject to customary closing conditions, and will be documented in an Amended and Restated Credit Agreement.

Revolving Credit Facility

The Senior Secured Credit Agreement also contains a senior secured revolving credit facility under which Nielsen Finance LLC, TNC (US) Holdings, Inc., and Nielsen Holding and Finance B.V. can borrow revolving loans. The revolving credit facility can also be used for letters of credit, guarantees and swingline loans. In March 2011, the Company amended the Senior Secured Credit Agreement to provide for the termination of the existing revolving credit commitments totaling $688 million, which had a final maturity date of August 2012, and their replacement with new revolving credit commitments totaling $635 million with a final maturity date of April 2016.

Revolving loans made pursuant to the new revolving credit commitments may be drawn in U.S. Dollars or Euros (at the election of the borrowers) and bear a tiered floating interest rate depending on a total leverage ratio, from 2.25% to 3.50% in the case of LIBOR borrowings and from 1.25% to 2.50% in the case of base rate borrowings. A commitment fee is payable on the unused portion of the new revolving credit commitments ranging from 0.375% to 0.75% also depending on the total leverage ratio.

The senior secured revolving credit facility is provided under the Senior Secured Credit Agreement and so contains covenants and restrictions as noted above with respect to the Senior Secured Credit Agreement under the “Term loan facilities” section above. Obligations under the revolving credit facility are guaranteed by the same entities that guarantee obligations under the Senior Secured Credit Agreement and Senior Secured Loan Agreement.

As of December 31, 2012 and 2011, the Company had no borrowings outstanding, but had outstanding letters of credit of $13 million and $19 million, respectively. As of December 31, 2012, the Company had $622 million available for borrowing under the revolving credit facility.

Debenture Loans

The indentures governing the Senior Notes limit the majority of Nielsen’s subsidiaries’ ability to incur additional indebtedness, pay dividends or make other distributions or repurchase its capital stock, make certain investments, enter into certain types of transactions with affiliates, use assets as security in other transactions and sell certain assets or merge with or into other companies subject to certain exceptions. Upon a change in control, Nielsen is required to make an offer to redeem all of the Senior Notes at a redemption price equal to the 101% of the aggregate accreted principal amount plus accrued and unpaid interest. The Senior Notes are jointly and severally guaranteed by the Company, substantially all of the wholly owned U.S. subsidiaries of the Company, and certain of the non-U.S. wholly-owned subsidiaries of the Company.

In October 2012, the Company issued $800 million aggregate principal amount of 4.50% Senior Notes due 2020 which mature on October 1, 2020 at an issue price of $800, with cash proceeds of approximately $788 million, net of fees and expenses. Concurrent with this issuance, the Company redeemed and subsequently retired all of its 11.50% Senior Notes due 2016 and prepaid its 8.50% Senior Secured Term Loan due 2017. In connection with these transactions, the Company recorded a charge of $115 million in Other expense, net in the consolidated statements of operations.

In October and November 2010, the Company issued a combined $1,080 million in aggregate principal amount of 7.75% Senior Notes due 2018 at an issue price of $1,085 million with cash proceeds of approximately $1,065 million, net of fees and expenses.

In August 2006, Nielsen issued $650 million 10% and €150 million 9% senior notes due 2014. On April 16, 2008, Nielsen issued $220 million aggregate principal amount of additional 10% Senior Notes due 2014. In November and December 2010 the Company redeemed all $870 million aggregate principal amount of its 10% Senior Notes due 2014 at a price of 105% of the amount redeemed as well as all €150 million aggregate principal amount of its 9% Senior Notes due 2014 at a price of 104.5% of the amount redeemed. The redemption and subsequent retirement of these collective notes resulted in a loss of $90 million associated with the redemption option premium and recognition of previously deferred debt issuance costs recorded as a component of other expense, net in the consolidated statement of operations in the fourth quarter of 2010. These redemptions were consummated using the proceeds from the issuance of a combined $1,080 million in aggregate principal amount of 7.75% Senior Notes due 2018 discussed above.

In January 2009, Nielsen issued $330 million in aggregate principal amount of 11.625 % Senior Notes due 2014 at an issue price of $297 million with cash proceeds of approximately $290 million, net of fees and expenses. These Senior Notes were partially redeemed during 2011 as described above.

In April 2009, Nielsen issued $500 million in aggregate principal amount of 11.50% Senior Notes due 2016 at an issue price of $461 million with cash proceeds of approximately $452 million, net of fees and expenses. These Senior Notes were partially redeemed during 2011 as described above.

In August 2006, Nielsen also issued $1,070 million 12.50% senior subordinated discount notes due 2016 (“Senior Subordinated Discount Notes”). The Senior Subordinated Discount Notes were entirely redeemed during 2011 as described above.

In August 2006, Nielsen issued €343 million 11.125% senior discount notes due 2016 (“Senior Discount Notes”). The Senior Discount Notes were entirely redeemed during 2011 as described above.

Nielsen has a Euro Medium Term Note (“EMTN”) program in place under which no further debenture loans and private placements can be issued. All debenture loans and most private placements are quoted on the Luxembourg Stock Exchange.

In December 2011, Nielsen’s JPY 4,000 million 2.50% EMTN matured and was repaid and in May 2010, Nielsen’s €50 million variable rate EMTN matured and was repaid.

In February 2012, Nielsen’s €30 million 6.75% EMTN matured and was repaid and in April 2012, Nielsen’s €50 million variable note EMTN matured and was repaid.

Other Transactions

In December 2012, the Company signed a definitive agreement to acquire Arbitron Inc. (NYSE: ARB), an international media and marketing research firm, for $48 per share in cash (the “Transaction”). In addition, the Company entered into a commitment for an unsecured note or unsecured loan of up to $1,300 million (the “Commitment Letter”) to fund the closing of the Transaction. The Transaction has been approved by the board of directors of both companies and is subject to customary closing conditions, including regulatory review. As of December 31, 2012, there were no borrowings outstanding under the Commitment Letter.

Effective July 1, 2010, the Company designated its Euro denominated variable rate senior secured term loans due 2013 and 2016 as non-derivative hedges of its net investment in a European subsidiary. Beginning on July 1, 2010, gains or losses attributable to fluctuations in the Euro as compared to the U.S. Dollar associated with this debenture were recorded to the cumulative translation adjustment within stockholders’ equity, net of income tax. The Company recorded losses of $43 million (net of tax of $17 million) to the cumulative translation adjustment during the second half of 2010 associated with changes in foreign currency exchange rates attributable to these loans and therefore no gains or losses were recorded within the Company’s net income during that period. The Company’s net income reflected foreign currency exchange gains of $96 million for the year ended December 31, 2010 and losses of $21 million for the year ended December 31, 2009 associated with these loans.

Deferred Financing Costs

The costs related to the issuance of debt are capitalized and amortized to interest expense using the effective interest method over the life of the related debt. Deferred financing costs were $60 million and $68 million at December 31, 2012 and 2011, respectively.

Related Party Lenders

A portion of the borrowings under the senior secured credit facility, as well as certain of the Company’s senior debenture loans, have been purchased by certain of the Sponsors in market transactions not involving the Company. Amounts held by the Sponsors were $412 million and $600 million as of December 31, 2012 and 2011, respectively. Interest expense associated with amounts held by the Sponsors approximated $20 million, $26 million and $29 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Capital Lease and Other Obligations

Nielsen finances certain computer equipment, software, buildings and automobiles under capital leases and related transactions. These arrangements do not include terms of renewal, purchase options, or escalation clauses.

Assets under capital lease are recorded within property, plant and equipment. See Note 6—“Property, Plant and Equipment.”

Future minimum capital lease payments under non-cancelable capital leases at December 31, 2012 are as follows:

(IN MILLIONS)
2013	$19
2014	15
2015	14
2016	14
2017	14
Thereafter	91
Total	167
Less: amount representing interest	60
Present value of minimum lease payments	$107
Current portion	$10
Total non-current portion	97
Present value of minimum lease payments	$107

Capital leases and other financing transactions have effective interest rates ranging from 8% to 10%. Interest expense recorded related to capital leases and other financing transactions during the years ended December 31, 2012, 2011 and 2010 was $9 million, $10 million and $11 million, respectively. Nielsen recognizes rental income from non-cancelable subleases. Rental income will commence in 2013. Nielsen had aggregate future proceeds to be received under non-cancelable subleases of $5 million at December 31, 2012.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity

11. Stockholders’ Equity

Outstanding common shares were 258,463,857 as of December 31, 2012 and 2011. Each share of common stock has the right to one vote and a dividend determined at the general meeting of shareholders. No dividends were declared or paid on the common stock in 2012 or 2011. During 2010, Nielsen paid cash dividends of €7 million (approximately $9 million) to Holdings in order to fund Holdings’ redemption of shares of Holdings’ common stock held by certain former employees.

On January 31, 2013, the unitary board of directors of Nielsen Holdings N.V. and The Nielsen Company B.V. adopted a cash dividend policy with the present intent to pay quarterly cash dividends on Holdings’s outstanding common stock. The board also declared the first quarterly cash dividend of $0.16 per share, to be paid on March 20, 2013 to holders of record of Holdings’s common stock on March 6, 2013. The dividend policy and the payment of future cash dividends are at the discretion of the Company’s board of directors.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation

12. Stock-Based Compensation

In connection with the Valcon Acquisition, Nielsen implemented an equity-based, management compensation plan (“Equity Participation Plan” or “EPP”) to align compensation for certain key executives with the performance of the Company. Under this plan, certain of the Company’s executives may be granted stock options, stock appreciation rights, restricted stock and dividend equivalent rights in the shares of the Company or purchase its shares. In connection with the completion of Nielsen’s initial public offering of common stock on January 31, 2011 the Company implemented the Nielsen Holdings 2010 Stock Incentive Plan (the “Stock Incentive Plan”) and suspended further grants under the EPP. The Stock Incentive Plan is the source of new equity-based awards permitting the Company to grant to its key employees, directors and other service providers the following types of awards: incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units and other awards valued in whole or in part by reference to shares of Nielsen’s common stock and performance-based awards denominated in shares or cash. There were no awards granted under the Stock Incentive Plan during the year ended December 31, 2010.

Under the Stock Incentive Plan, Nielsen granted 4,133,381 and 4,307,002 time-based stock options to purchase shares during the years ended December 31, 2012 and 2011, respectively. Under the Equity Participation Plan, Nielsen granted 919,052 time-based and 175,301 performance-based stock options to purchase shares during the year ended December 31, 2010. As of December 31, 2012, the total number of shares authorized for award of options or other equity-based awards was 34,795,000 under the Stock Incentive Plan. The 2012 and 2011 time-based awards become exercisable over a four-year vesting period at a rate of 25% per year on the anniversary day of the award, and are tied to the executives’ continuing employment. The majority of the 2010 time-based awards become exercisable ratably on the first three anniversaries of the grant date of the award, contingent on continuing employment on each vesting date. In addition, time-based awards granted in 2010 become exercisable over a four-year vesting period tied to the executives’ continuing employment as follows: 75% vested on December 31, 2012 and 25% will vest on December 31, 2013. The 2009, 2008 and 2007 time-based awards became exercisable over a four-year, four-year and five-year vesting period, respectively, and were fully vested as of December 31, 2012. The 2010, 2009 and 2008 performance options are tied to the executives’ continued employment and become vested and exercisable based on the achievement of certain annual EBITDA targets over a four-year vesting period. The 2007 and 2006 performance options are tied to the executives’ targets over a five-year vesting period. If the annual EBITDA targets are achieved on a cumulative basis for any current year and prior years, the options become vested as to a pro-rata portion for any prior year installments which were not vested because of failure to achieve the applicable annual EBITDA target. Both option tranches expire ten years from date of grant. Upon a change in control, any then-unvested time options will fully vest and any then-unvested performance options can vest, subject to certain conditions.

For the years ended December 31, 2012, 2011 and 2010, the fair values of the time-based and performance-based awards were estimated using the Black-Scholes option pricing model. Expected volatility has been based on a combination of the estimates of implied volatility of the Company’s peer-group and the Company’s historical volatility adjusted for leverage. For grants subsequent to the Company’s initial public offering, implied volatility based on trading Nielsen call options is also considered in the calculation of expected volatility because it is considered representative of future stock price trends.

The following assumptions were used during 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Expected life (years)	3.50-6.00	3.50-6.00	2.85-4.17
Risk-free interest rate	0.38-0.83%	1.18-2.23%	1.28-2.12%
Expected dividend yield	0%	0%	0%
Expected volatility	28.00-30.30%	31.70-42.00%	58.00-63.00%
Weighted average volatility	28.56%	33.42%	60.05%

The Company recorded stock-based compensation expense of $33 million, $26 million and $18 million for the years ended December 31, 2012, 2011 and 2010, respectively. The tax benefit related to the stock compensation expense was $13 million, $11 million and $8 million, for the respective periods.

Nielsen’s stock option plan activity is summarized below:

	Number of Options (Time Based and Performance Based)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term in Years		Aggregate Intrinsic Value in Millions
Stock Option Plan activity
Outstanding at December 31, 2009	16,354,797	$17.52	7.40	$	29
Granted	1,094,353	18.76
Forfeited	(703,387)	(20.46)
Exercised	(625,554)	(13.42)
Outstanding at December 31, 2010	16,120,209	17.63	6.51	$	77
Granted	4,307,002	30.00
Forfeited	(684,306)	(20.96)
Exercised	(1,160,878)	(13.20)
Outstanding at December 31, 2011	18,582,027	$20.65	5.77	$	175
Granted	4,133,381	28.00
Forfeited	(655,034)	(24.30)
Exercised	(2,372,536)	(14.64)
Outstanding at December 31, 2012	19,687,838	$22.80	5.16	$	156
Exercisable at December 31, 2012	9,986,984	$19.63	4.61	$	112

Time-based and performance-based options granted during 2010 have exercise prices of $18.41 per share and $36.80 per share, respectively. There were no performance-based awards granted in 2012 and 2011.

As of December 31, 2012, 2011 and 2010, the weighted-average grant date fair value of the options granted was $7.25, $9.39 and $8.05, respectively, and the aggregate fair value of options vested was $21 million, $12 million and $12 million, respectively.

At December 31, 2012, there is approximately $36 million of unearned stock-based compensation related to stock options which the Company expects to record as stock-based compensation expense over the next four years. The compensation expense related to the time-based awards is amortized over the term of the award using the graded vesting method.

The intrinsic value of the options exercised during the years ended December 31, 2012, 2011 and 2010 was $34 million, $18 million and $4 million, respectively. For the year ended December 31, 2012, cash proceeds from the exercise of options was $32 million.

As of December 31, 2012, affiliates of Centerview Partners, a stockholder of Luxco, collectively holds 312,500 performance-based options and 218,750 time-based options to purchase shares in the Company. Cumulative expense related to these outstanding options amounted to approximately $5 million through December 31, 2012.

During the years ended December 31, 2012 and 2011, 687,300 and 248,450, respectively, of restricted stock units (RSUs) ultimately payable in shares of common stock were granted under the Stock Incentive Plan. The awards vest at a rate of 25% per year over four years on the anniversary of the award. There were 80,981 RSUs that vested during the year ended December 31, 2012. In 2010, 6,250 RSUs ultimately payable in shares of common stock were granted. The 2010 awards fully vested on November 1, 2011. The estimated weighted average grant date fair value of these units in 2012, 2011 and 2010 were $27.99, $30.05 and $19.20, respectively.

As of December 31, 2012, approximately $16 million of unearned stock-based compensation related to unvested RSUs (net of estimated forfeitures) is expected to be recognized over a weighted average period of 3.4 years.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

13. Income Taxes

The components of income from continuing operations before income taxes and equity in net income of affiliates, were:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Dutch	$46	$35	$146
Non-Dutch	339	52	(60)
Income from continuing operations before income taxes and equity in net income of affiliates	$385	$87	$86

The above amounts for Dutch and non-Dutch activities were determined based on the location of the taxing authorities.

The provision/(benefit) for income taxes attributable to the income from continuing operations before income taxes and equity in net income of affiliates consisted of:

	Year ended December 31,
(IN MILLIONS)	2012	2011	2010
Current:
Dutch	$8	$1	$13
Non-Dutch	95	127	109
	103	128	122
Deferred:
Dutch	(1)	(13)	(3)
Non-Dutch	22	(111)	(173)
	21	(124)	(176)
Total	$124	$4	$(54)

The Company’s provision/(benefit) for income taxes for the years ended December 31, 2012, 2011 and 2010 was different from the amount computed by applying the statutory Dutch federal income tax rates to the underlying income from continuing operations before income taxes and equity in net income of affiliates as a result of the following:

	Year ended December 31,
(IN MILLIONS)	2012	2011	2010
Income from continuing operations before income taxes and equity in net income of affiliates	$385	$87	$86
Dutch statutory tax rate	25.0%	25.0%	25.5%
Provision/(benefit) for income taxes at the Dutch statutory rate	$96	$22	$22
Tax impact on distributions from foreign subsidiaries	35	9	1
Effect of operations in non-Dutch jurisdictions, including foreign tax credits	12	(7)	(38)
U.S. state and local taxation	4	(5)	(25)
Withholding and other taxation	36	30	29
Effect of global financing activities	(51)	(38)	(28)
Changes in estimates for uncertain tax positions	43	12	2
Changes in valuation allowances	(16)	(25)	(25)
Effect of change in deferred tax rates	(40)	—	—
Other, net	5	6	8
Total (benefit)/provision for income taxes	$124	$4	$(54)
Effective tax rate	32.2%	4.6%	(62.8%)

The components of current and non-current deferred income tax assets/(liabilities) were:

(IN MILLIONS)	December 31, 2012	December 31, 2011
Deferred tax assets (on balance):
Net operating loss carryforwards	$348	$394
Interest expense limitation	577	557
Deferred compensation	7	6
Deferred revenues/costs	29	31
Employee benefits	59	51
Tax credit carryforwards	113	96
Share-based payments	59	46
Accrued expenses	26	35
Other assets	52	38
	1,270	1,254
Valuation allowances	(248)	(193)
Deferred tax assets, net of valuation allowances	1,022	1,061
Deferred tax liabilities (on balance):
Intangible assets	(1,661)	(1,723)
Financial instruments	(50)	(54)
Fixed asset depreciation	(21)	(4)
Computer software	(69)	(43)
	(1,801)	(1,824)
Net deferred tax liability	$(779)	$(763)
Recognized as:
Deferred income taxes, current	$58	$57
Deferred income taxes, non-current	(837)	(820)
Total	$(779)	$(763)

At December 31, 2012 and 2011 the Company had net operating loss carryforwards of approximately $1,259 million and $1,176 million, respectively, which begin to expire in 2013. In addition, the Company had tax credit carryforwards of approximately $113 million and $96 million at December 31, 2012 and 2011, respectively, which will begin to expire in 2014.

In certain jurisdictions, the Company has operating losses and other tax attributes that, due to the uncertainty of achieving sufficient profits to utilize these operating loss carryforwards and tax credit carryforwards, the Company currently believes it is more likely than not that a portion of these losses will not be realized. Therefore, the Company has a valuation allowance of approximately $205 million and $169 million at December 31, 2012 and 2011, related to these net operating loss carryforwards and tax credit carryforwards. In addition, the Company has valuation allowances of $43 million and $24 million at December 31, 2012 and 2011, respectively, on deferred tax assets related to other temporary differences, which the Company currently believes will not be realized.

As a consequence of the significant restructuring of the ownership of the Nielsen non-U.S. subsidiaries in 2007 and 2008 the Company has determined that as of December 31, 2010 no income taxes are required to be provided for on the approximately $3.3 billion, which is the excess of the book value of its investment in non-U.S. subsidiaries over the corresponding tax basis. Certain of these differences can be eliminated at a future date without tax consequences and the remaining difference which is equal to the undistributed historic earnings of such subsidiaries are indefinitely reinvested. It is not practical to estimate the additional income taxes and applicable withholding that would be payable on the remittance of such undistributed historic earnings.

At December 31, 2012 and 2011, the Company had uncertain tax positions of $94 million and $96 million, respectively. The Company has also accrued interest and penalties associated with these unrecognized tax benefits as of December 31, 2012 and 2011 of $40 million and $29 million, respectively. Estimated interest and penalties related to the underpayment of income taxes is classified as a component of benefit (provision) for income taxes in the Consolidated Statement of Operations. It is reasonably possible that a reduction in a range of $6 million to $14 million of uncertain tax positions may occur within the next twelve months as a result of projected resolutions of worldwide tax disputes.

A reconciliation of the beginning and ending amount of uncertain tax positions is as follows:

(IN MILLIONS)	December 31, 2012	December 31, 2011	December 31, 2010
Balance as of the beginning of period	$96	$114	$129
Additions for current year tax positions	1	4	3
Additions for tax positions of prior years	16	—	5
Reductions for lapses of statute of limitations	(19)	(22)	(22)
Effect of foreign currency translation	—	—	(1)
Balance as of the end of the period	$94	$96	$114

If the balance of the Company’s uncertain tax positions is sustained by the taxing authorities in the Company’s favor, the reversal of the entire balance would reduce the Company’s effective tax rate in future periods.

The Company files numerous consolidated and separate income tax returns in the U.S. Federal jurisdiction and in many state and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. Federal income tax examinations for 2006 and prior periods. In addition, the Company has subsidiaries in various states, provinces and countries that are currently under audit for years ranging from 2001 through 2008.

Investments in Affiliates and Related Party Transactions	12 Months Ended
Dec. 31, 2012
Investments in Affiliates and Related Party Transactions

14. Investments in Affiliates and Related Party Transactions

Related Party Transactions with Affiliates

As of December 31, 2012 and 2011, Nielsen had investments in affiliates of $77 million and $74 million, respectively. Nielsen only significant investment, and its percentage of ownership as of December 31, 2012, was its 51% non-controlling ownership interest in Scarborough Research (“Scarborough”). As of December 31, 2012, the carrying value of the Company’s investment in Scarborough was $53 million.

Nielsen and Scarborough enter into various related party transactions in the ordinary course of business, including Nielsen’s providing certain general and administrative services to Scarborough. Nielsen pays royalties to Scarborough for the right to include Scarborough data in Nielsen services sold directly to Nielsen customers. Additionally, Nielsen sells various Scarborough services directly to its clients, for which it receives a commission from Scarborough. As a result of these transactions, Nielsen received net payments from Scarborough of $15 million, $14 million and $7 million for the years ended December 31, 2012, 2011 and 2010. Obligations between Nielsen and its affiliates, including Scarborough, are regularly settled in cash in the ordinary course of business. Nielsen had net receivables from its affiliates of approximately $6 million and $12 million at December 31, 2012 and 2011, respectively.

Transactions with Sponsors

In connection with the Valcon Acquisition, two of Nielsen’s subsidiaries and the Sponsors entered into Advisory Agreements, which provided for an annual management fee, in connection with planning, strategy, oversight and support to management, and were payable quarterly and in advance to each Sponsor, on a pro rata basis, for the eight year duration of the agreements, as well as reimbursements for each Sponsor’s respective out-of-pocket expenses in connection with the management services provided under the agreement. For the year ended December 31, 2010, the Company recorded $12 million in selling, general and administrative expenses related to these management fees, sponsor travel and consulting.

The Advisory Agreements provided that upon the consummation of a change in control transaction or an initial public offering in excess of $200 million, each of the Sponsors would receive, in lieu of quarterly payments of the annual management fee, a fee equal to the net present value of the aggregate annual management fee that would have been payable to the Sponsors during the remainder of the term of the agreements (assuming an eight year term of the agreements), calculated using the treasury rate having a final maturity date that is closest to the eighth anniversary of the date of the agreements.

In January 2011 in conjunction with the Holdings’s initial public offering of common stock, the Advisory Agreements with the Sponsors were terminated for a settlement amount of $102 million and the Company recorded this charge as a component of selling, general and administrative expenses in the consolidated statement of operations.

Equity Healthcare LLC

Effective in January 2009, Nielsen entered into an employer health program arrangement with Equity Healthcare LLC (“Equity Healthcare”). Equity Healthcare negotiates with providers of standard administrative services for health benefit plans and other related services for cost discounts, quality of service monitoring, data services and clinical consulting and oversight by Equity Healthcare. Because of the combined purchasing power of its client participants, Equity Healthcare is able to negotiate pricing terms from providers that are believed to be more favorable than the companies could obtain for themselves on an individual basis. Equity Healthcare is an affiliate of The Blackstone Group, one of the Sponsors.

In consideration for Equity Healthcare’s provision of access to these favorable arrangements and its monitoring of the contracted third parties’ delivery of contracted services to Nielsen, the Company pays Equity Healthcare a fee of $2.50 per participating employee per month (“PEPM Fee”). As of December 31, 2012, Nielsen had approximately 7,300 employees enrolled in its self-insured health benefit plans in the United States. Equity Healthcare may also receive a fee (“Health Plan Fees”) from one or more of the health plans with whom Equity Healthcare has contractual arrangements if the total number of employees joining such health plans from participating companies exceeds specified thresholds.

Board of Directors

On July 26, 2012, Iain Leigh resigned from the Boards of Directors of Nielsen Holdings, N.V. and The Nielsen Company B.V. and Vivek Y. Ranadivé was elected as a member of the unitary Board of Directors to serve until the next Annual Meeting of Shareholders. Mr. Ranadivé, has been the Chief Executive Officer and Chairman of the Board of Directors of TIBCO Software Inc. (“TIBCO”) since its inception in 1997. The Company has an ongoing contractual relationship with TIBCO. In connection with his appointment, the Board of Directors of the Company affirmatively determined that Mr. Ranadivé is independent for purposes of the New York Stock Exchange listing rules and the Company’s Corporate Governance Guidelines.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

15. Commitments and Contingencies

Leases and Other Contractual Arrangements

In February 2013, The Company amended its Amended and Restated Master Services Agreement (the “MSA”), dated as of October 1, 2007 with Tata America International Corporation and Tata Consultancy Services Limited (jointly, “TCS”). The term of the MSA has been extended for an additional three years, so as to expire on December 31, 2020, with a one-year renewal option granted to Nielsen. In addition, the Company has increased its commitment to purchase services from TCS (the “Minimum Commitment”) from $1.0 billion to $2.5 billion over the life of the contract (from October 1, 2007), including a commitment to purchase at least $100 million in services per year (the “Annual Commitment”). TCS’ charges under the separate Global Infrastructure Services Agreement between the parties will be credited against the Minimum Commitment and the Annual Commitment. TCS will continue to globally provide the Company with professional services relating to information technology (including application development and maintenance), business process outsourcing, client service knowledge process outsourcing, management sciences, analytics, and financial planning and analytics. As Nielsen orders specific services under the Agreement, the parties will execute Statements of Work (“SOWs”) describing the specific scope of the services to be performed by TCS. The amount of the Minimum Commitment and the Annual Commitment may be reduced on the occurrence of certain events, some of which also provide the Company with the right to terminate the Agreement or SOWs, as applicable.

Nielsen has also entered into operating leases and other contractual obligations to secure real estate facilities, agreements to purchase data processing services and leases of computers and other equipment used in the ordinary course of business and various outsourcing contracts. These agreements are not unilaterally cancelable by Nielsen, are legally enforceable and specify fixed or minimum amounts or quantities of goods or services at fixed or minimum prices.

The amounts presented below represent the minimum annual payments under Nielsen’s purchase obligations that have initial or remaining non-cancelable terms in excess of one year. These purchase obligations include data processing, building maintenance, trade show venues, equipment purchasing, photocopiers, land and mobile telephone service, computer software and hardware maintenance, and outsourcing.

	For the Years Ending December 31,
(IN MILLIONS)	2013	2014	2015	2016	2017	Thereafter	Total
Operating leases	91	78	59	45	36	84	393
Other contractual obligations	150	47	26	12	2	2	239
Total	$241	$125	$85	$57	$38	$86	$632

Total expenses incurred under operating leases were $88 million, $97 million and $96 million for the years ended December 31, 2012, 2011 and 2010, respectively. Nielsen recognized rental income received under subleases of $8 million, $10 million and $13 million for the years ended December 31, 2012, 2011 and 2010, respectively. At December 31, 2012, Nielsen had aggregate future proceeds to be received under non-cancelable subleases of $40 million.

Nielsen also has minimum commitments under non-cancelable capital leases. See Note 10 “Long-term Debt and Other Financing Arrangements” for further discussion.

Guarantees and Other Contingent Commitments

At December 31, 2012, Nielsen was committed under the following significant guarantee arrangements;

Sub-lease guarantees

Nielsen provides sub-lease guarantees in accordance with certain agreements pursuant to which Nielsen guarantees all rental payments upon default of rental payment by the sub-lessee. To date, the Company has not been required to perform under such arrangements, does not anticipate making any significant payments related to such guarantees and, accordingly, no amounts have been recorded.

Letters of credit

Letters of credit issued and outstanding amount to $13 million and $19 million at December 31, 2012 and 2011, respectively.

Legal Proceedings and Contingencies

Nielsen is subject to litigation and other claims in the ordinary course of business, some of which include claims for substantial sums. Accruals have been recorded when the outcome is probable and can be reasonably estimated. While the ultimate results of claims and litigation cannot be determined, the Company does expect that the ultimate disposition of these matters will not have a material adverse effect on its operations or financial condition. However, depending on the amount and the timing, an unfavorable resolution of some or all of these matters could materially affect the Company’s future results of operations or cash flows in a particular period.

Segments	12 Months Ended
Dec. 31, 2012
Segments

16. Segments

The Company aligns its operating segments in order to conform to management’s internal reporting structure, which is reflective of service offerings by industry. Management aggregates such operating segments into two reporting segments: what consumers buy (“Buy”), consisting principally of market research information and analytical services and what consumers watch (“Watch”), consisting principally of television, online and mobile audience and advertising measurement and corresponding analytics.

Corporate consists principally of unallocated items such as certain facilities and infrastructure costs as well as intersegment eliminations. Certain corporate costs, other than those described above, including those related to selling, finance, legal, human resources, and information technology systems, are considered operating costs and are allocated to the Company’s segments based on either the actual amount of costs incurred or on a basis consistent with the operations of the underlying segment. Information with respect to the operations of each of Nielsen’s business segments is set forth below based on the nature of the services offered and geographic areas of operations.

Business Segment Information

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues
Buy	$3,420	$3,409	$3,108
Watch	1,987	1,919	1,827
Total	$5,407	$5,328	$5,935

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Depreciation and amortization
Buy	$208	$198	$202
Watch	274	294	313
Corporate and eliminations	11	10	15
Total	$493	$502	$530

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Restructuring charges
Buy	$60	$57	$27
Watch	18	15	15
Corporate and eliminations	7	11	17
Total	$85	$83	$59

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Stock-based compensation expense
Buy	$10	$8	$7
Watch	7	5	3
Corporate and eliminations	17	14	8
Total	$34	$27	$18

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Operating income/(loss)
Buy	$409	$432	$414
Watch	547	464	368
Corporate and eliminations	(74)	(168)	(109)
Total	$882	$728	$673

(IN MILLIONS)	December 31, 2012	December 31, 2011
Total assets
Buy	$6,885	$6,782
Watch	6,706	6,560
Expositions	758	794
Corporate and eliminations(1)	234	336
Total	$14,583	$14,472

(1)              Includes deferred financing costs of $60 million and $68 million as of December 31, 2012 and 2011, respectively.

	Year ended December 31,
(IN MILLIONS)	2012	2011	2010
Capital expenditures
Buy	$171	$178	$156
Watch	179	182	164
Expositions	5	7	6
Corporate and eliminations	3	—	8
Total	$358	$367	$334

Geographic Segment Information

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)	Long- lived Assets(2)
2012
United States	$2,637	$447	$9,540
North and South America, excluding the United States	640	170	1,313
The Netherlands	39	4	8
Other Europe, Middle East & Africa	1,353	178	1,097
Asia Pacific	738	83	509
Total	$5,407	$882	$12,467

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)	Long- lived Assets(2)
2011
United States	$2,498	$355	$9,531
North and South America, excluding the United States	625	184	1,212
The Netherlands	43	(90)	3
Other Europe, Middle East & Africa	1,447	184	1,074
Asia Pacific	715	95	505
Total	$5,328	$728	$12,325

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)
2010
United States	$2,389	$239
North and South America, excluding the United States	551	157
The Netherlands	41	(5)
Other Europe, Middle East & Africa	1,330	191
Asia Pacific	624	91
Total	$4,935	$673

(1)              Revenues are attributed to geographic areas based on the location of customers.

(2)              Long-lived assets include property, plant and equipment, goodwill and other intangible assets.

Additional Financial Information	12 Months Ended
Dec. 31, 2012
Additional Financial Information

17. Additional Financial Information

Accounts payable and other current liabilities

(IN MILLIONS)	December 31, 2012	December 31, 2011
Trade payables	$150	$180
Personnel costs	290	336
Current portion of restructuring liabilities	53	55
Data and professional services	203	167
Interest payable	46	51
Other current liabilities(1)	229	261
Total accounts payable and other current liabilities	$971	$1,050

(1)              Other includes multiple items, none of which is individually significant.

Guarantor Financial Information	12 Months Ended
Dec. 31, 2012
Guarantor Financial Information
18. Guarantor Financial Information

The following supplemental financial information sets forth for the Company, its subsidiaries that have issued certain debt securities (the “Issuers”) and its guarantor and non-guarantor subsidiaries, all as defined in the credit agreements, the consolidating balance sheet as of December 31, 2012 and 2011 and consolidating statements of operations and cash flows for the years ended December 31, 2012, 2011 and 2010. The Senior Notes are jointly and severally guaranteed on an unconditional basis by Nielsen and, each of the direct and indirect wholly-owned subsidiaries of Nielsen, including VNU Intermediate Holding B.V., Nielsen Holding and Finance B.V., VNU International B.V., Nielsen Business Media Holding Company, TNC (US) Holdings, Inc., VNU Marketing Information, Inc. and ACN Holdings, Inc., and the wholly-owned subsidiaries thereof, including the wholly owned U.S. subsidiaries of ACN Holdings, Inc. and Nielsen Business Media Holding Company, in each case to the extent that such entities provide a guarantee under the senior secured credit facilities. The Issuers are Nielsen Finance LLC and Nielsen Finance Co., both wholly-owned subsidiaries of ACN Holdings, Inc. and subsidiary guarantors.

Nielsen is a holding company and does not have any material assets or operations other than ownership of the capital stock of its direct and indirect subsidiaries. All of Nielsen’s operations are conducted through its subsidiaries, and, therefore, Nielsen is expected to continue to be dependent upon the cash flows of its subsidiaries to meet its obligations.

Consolidating Statement of Operations

For the year ended December 31, 2012

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Revenues	$—	$—	$2,640	$2,767	$—	$5,407
Cost of revenues, exclusive of depreciation and amortization shown separately below	—	—	970	1,255	—	2,225
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	—	—	817	905	—	1,722
Depreciation and amortization	—	—	377	116	—	493
Restructuring charges	—	—	28	57	—	85
Operating income	—	—	448	434	—	882
Interest income	2	569	59	28	(654)	4
Interest expense	(1)	(367)	(592)	(61)	654	(367)
Foreign currency exchange transaction losses, net	—	—	(2)	(14)	—	(16)
Other (expense)/income, net	—	(121)	148	(145)	—	(118)
Income from continuing operations before income taxes and equity in net income of affiliates	1	81	61	242	—	385
Provision for income taxes	—	(32)	(11)	(81)	—	(124)
Equity in net income of subsidiaries	296	—	206	—	(502)	—
Equity in net income of affiliates	—	—	3	2	—	5
Income from continuing operations	297	49	259	163	(502)	266
Income/(loss) from discontinued operations, net of tax	—	—	37	(7)	—	30
Net income	297	49	296	156	(502)	296
Less: net loss attributable to noncontrolling interests	—	—	—	(1)	—	(1)
Net income attributable to controlling interests	$297	$49	$296	$157	$(502)	$297
Total other comprehensive (loss)/income	(34)	(4)	(37)	34	7	(34)
Total comprehensive income/(loss) attributable to controlling interests	263	45	259	191	(495)	263
Total comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2
Total comprehensive income	$263	$45	$259	$193	$(495)	$265

Consolidating Statement of Operations

For the year ended December 31, 2011

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Revenues	$—	$—	$2,501	$2,827	$—	$5,328
Cost of revenues, exclusive of depreciation and amortization shown separately below	—	—	924	1,264	—	2,188
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	—	—	898	929	—	1,827
Depreciation and amortization	—	—	384	118	—	502
Restructuring charges	—	—	30	53	—	83
Operating income	—	—	265	463	—	728
Interest income	7	548	25	30	(604)	6
Interest expense	(13)	(426)	(565)	(28)	604	(428)
Loss on derivative instruments	—	(1)	—	—	—	(1)
Foreign currency exchange transaction losses, net	—	—	(7)	(2)	—	(9)
Other (expense)/income, net	(52)	(182)	191	(166)	—	(209)
(Loss)/income from continuing operations before income taxes and equity in net income/(loss) of affiliates	(58)	(61)	(91)	297	—	87
Benefit/(provision) for income taxes	—	21	25	(50)	—	(4)
Equity in net income of subsidiaries	167	—	207	—	(374)	—
Equity in net income of affiliates	—	—	—	3	—	3
Income/(loss) from continuing operations	109	(40)	141	250	(374)	86
Income from discontinued operations, net of tax	—	—	26	—	—	26
Net income/(loss)	109	(40)	167	250	(374)	112
Less: net income attributable to noncontrolling interests	—	—	—	3	—	3
Net income/(loss) attributable to controlling interests	$109	$(40)	$167	$247	$(374)	$109
Total other comprehensive (loss)/income	(203)	7	(182)	(216)	391	(203)
Total comprehensive (loss)/income attributable to controlling interests	(94)	(33)	(15)	31	17	(94)
Total comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2
Total comprehensive (loss)/income	$(94)	$(33)	$(15)	$33	$17	$(92)

Consolidating Statement of Operations

For the year ended December 31, 2010

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Revenues	$—	$—	$2,391	$2,544	$—	$4,935
Cost of revenues, exclusive of depreciation and amortization shown separately below	—	—	944	1,138	—	2,082
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	—	—	776	815	—	1,591
Depreciation and amortization	—	—	413	117	—	530
Restructuring charges	—	—	40	19	—	59
Operating income	—	—	218	455	—	673
Interest income	7	501	31	23	(557)	5
Interest expense	(49)	(597)	(497)	(33)	557	(619)
Loss on derivative instruments	—	(27)	—	—	—	(27)
Foreign currency exchange transaction gains/(losses), net	—	111	(26)	50	—	135
Other (expense)/income, net	—	(91)	45	(35)	—	(81)
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	(42)	(103)	(229)	460	—	86
Benefit/(provision) for income taxes	1	36	89	(72)	—	54
Equity in net income of subsidiaries	170	—	322	—	(492)	—
Equity in net income of affiliates	—	—	1	4	—	5
Income/(loss) from continuing operations	129	(67)	183	392	(492)	145
Loss from discontinued operations, net of tax	—	—	(13)	—	—	(13)
Net income/(loss)	129	(67)	170	392	(492)	132
Less: net income attributable to noncontrolling interests	—	—	—	3	—	3
Net income/(loss) attributable to controlling interests	$129	$(67)	$170	$389	$(492)	$129
Total other comprehensive (loss)/income	(44)	6	(15)	(163)	172	(44)
Total comprehensive income/(loss) attributable to controlling interests	85	(61)	155	226	(320)	85
Total comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2
Total comprehensive income/(loss)	$85	$(61)	$155	$228	$(320)	$87

Consolidating Balance Sheet

December 31, 2012

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Assets:
Current assets
Cash and cash equivalents	$—	$—	$24	$263	$—	$287
Trade and other receivables, net	—	—	404	706	—	1,110
Prepaid expenses and other current assets	—	14	132	132	—	278
Intercompany receivables	—	270	177	134	(581)	—
Total current assets	—	284	737	1,235	(581)	1,675
Non-current assets
Property, plant and equipment, net	—	—	303	257	—	560
Goodwill	—	—	5,046	2,306	—	7,352
Other intangible assets, net	—	—	4,088	467	—	4,555
Deferred tax assets	10	3	77	79	—	169
Other non-current assets	—	46	165	61	—	272
Equity investment in subsidiaries	5,157	—	5,663	—	(10,820)	—
Intercompany receivables	45	7,944	555	1,300	(9,844)	—
Total assets	$5,212	$8,277	$16,634	$5,705	$(21,245)	$14,583
Liabilities and equity:
Current liabilities
Accounts payable and other current liabilities	$—	$52	$347	$572	$—	$971
Deferred revenues	—	—	217	156	—	373
Income tax liabilities	—	—	12	44	—	56
Current portion of long-term debt, capital leaseobligations and short-term borrowings	—	340	15	7	—	362
Intercompany payables	—	14	414	153	(581)	—
Total current liabilities	—	406	1,005	932	(581)	1,762
Non-current liabilities
Long-term debt and capital lease obligations	—	5,843	81	17	—	5,941
Deferred tax liabilities	—	71	838	97	—	1,006
Intercompany loans	—	—	9,295	549	(9,844)	—
Other non-current liabilities	2	16	258	340	—	616
Total liabilities	2	6,336	11,477	1,935	(10,425)	9,325
Total stockholders’ equity	5,210	1,941	5,157	3,722	(10,820)	5,210
Noncontrolling interests	—	—	—	48	—	48
Total equity	5,210	1,941	5,157	3,770	(10,820)	5,258
Total liabilities and equity	$5,212	$8,277	$16,634	$5,705	$(21,245)	$14,583

Consolidating Balance Sheet

December 31, 2011

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Assets:
Current assets
Cash and cash equivalents	$—	$—	$33	$285	$—	$318
Trade and other receivables, net	—	—	369	711	—	1,080
Prepaid expenses and other current assets	—	15	134	110	—	259
Intercompany receivables	300	123	224	326	(973)	—
Total current assets	300	138	760	1,432	(973)	1,657
Non-current assets
Property, plant and equipment, net	—	—	367	242	—	609
Goodwill	—	—	4,989	2,166	—	7,155
Other intangible assets, net	—	—	4,121	440	—	4,561
Deferred tax assets	1	—	67	108	—	176
Other non-current assets	—	53	162	99	—	314
Equity investment in subsidiaries	4,574	—	4,731	—	(9,305)	—
Intercompany receivables	149	7,322	908	1,449	(9,828)	—
Total assets	$5,024	$7,513	$16,105	$5,936	$(20,106)	$14,472
Liabilities and equity:
Current liabilities
Accounts payable and other current liabilities	$31	$55	$388	$576	$—	$1,050
Deferred revenues	—	—	247	196	—	443
Income tax liabilities	—	—	7	44	—	51
Current portion of long-term debt, capital lease obligations and short-term borrowings	104	28	16	2	—	150
Intercompany payables	—	47	729	197	(973)	—
Total current liabilities	135	130	1,387	1,015	(973)	1,694
Non-current liabilities
Long-term debt and capital lease obligations	—	6,223	92	16	—	6,331
Deferred tax liabilities	—	80	883	33	—	996
Intercompany loans	—	—	8,926	902	(9,828)	—
Other non-current liabilities	2	14	243	297	—	556
Total liabilities	137	6,447	11,531	2,263	(10,801)	9,577
Total stockholders’ equity	4,887	1,066	4,574	3,665	(9,305)	4,887
Noncontrolling interests	—	—	—	8	—	8
Total equity	4,887	1,066	4,574	3,673	(9,305)	4,895
Total liabilities and equity	$5,024	$7,513	$16,105	$5,936	$(20,106)	$14,472

Consolidating Statement of Cash Flows

For the year ended December 31, 2012

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Consolidated
Net cash provided by/(used in) operating activities	$(1)	$127	$303	$373	$802
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	—	—	(142)	(18)	(160)
Proceeds from sale of subsidiaries and affiliates, net	—	—	(4)	—	(4)
Additions to property, plant and equipment and other assets	—	—	(59)	(73)	(132)
Additions to intangible assets	—	—	(204)	(22)	(226)
Net cash used in investing activities	—	—	(409)	(113)	(522)
Financing activities:
Proceeds from issuances of debt, net of issuance costs	—	1,998	—	1	1,999
Repayments of debt	(106)	(2,120)	(4)	—	(2,230)
Increase in other short-term borrowings	—	—	—	3	3
Capital contributions from parent	15	—	—	—	15
Activity under stock plans	—	—	(3)	(2)	(5)
Settlement of derivatives, intercompany and other financing activities	92	(5)	104	(289)	(98)
Net cash provided by/(used in) financing activities	1	(127)	97	(287)	(316)
Effect of exchange-rate changes on cash and cash equivalents	—	—	—	5	5
Net (decrease) in cash and cash equivalents	—	—	(9)	(22)	(31)
Cash and cash equivalents at beginning of period	—	—	33	285	318
Cash and cash equivalents at end of period	$—	$—	$24	$263	$287

Consolidating Statement of Cash Flows

For the year ended December 31, 2011

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Consolidated
Net cash provided by operating activities	$1	$132	$104	$422	$659
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	—	—	(112)	(20)	(132)
Proceeds from sale of subsidiaries and affiliates, net	—	—	4	1	5
Additions to property, plant and equipment and other assets	—	—	(102)	(75)	(177)
Additions to intangible assets	—	—	(172)	(18)	(190)
Other investing activities	—	—	(1)	—	(1)
Net cash used in investing activities	—	—	(383)	(112)	(495)
Financing activities:
Proceeds from issuances of debt, net of issuance costs	—	—	6	—	6
Repayments of debt	(505)	(1,603)	(2)	—	(2,110)
Decrease in other short-term borrowings	—	—	(2)	(4)	(6)
Capital contributions from parent	2,077	—	—	—	2,077
Activity under stock plans	—	—	(2)	—	(2)
Settlement of derivatives, intercompany and other financing activities	(1,578)	1,471	246	(361)	(222)
Net cash (used in)/provided by financing activities	(6)	(132)	246	(365)	(257)
Effect of exchange-rate changes on cash and cash equivalents	4	—	1	(12)	(7)
Net (decrease)/increase in cash and cash equivalents	(1)	—	(32)	(67)	(100)
Cash and cash equivalents at beginning of period	1	—	65	352	418
Cash and cash equivalents at end of period	$—	$—	$33	$285	$318

Consolidating Statement of Cash Flows

For the year ended December 31, 2010

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Consolidated
Net cash provided by/(used in) operating activities	$3	$(15)	$185	$371	$544
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	—	—	(35)	(20)	(55)
Proceeds from sale of subsidiaries and affiliates, net	—	—	17	—	17
Additions to property, plant and equipment and other assets	—	—	(112)	(66)	(178)
Additions to intangible assets	—	—	(143)	(13)	(156)
Other investing activities	—	—	2	5	7
Net cash used in investing activities	—	—	(271)	(94)	(365)
Financing activities:
Proceeds from issuances of debt, net of issuance costs	—	1,065	—	—	1,065
Repayments of debt	(64)	(1,161)	(3)	—	(1,228)
Increase/(decrease) in other short-term borrowings	—	—	4	(10)	(6)
Cash dividends paid to parent	(9)	—	—	—	(9)
Activity under stock plans	—	—	(4)	—	(4)
Settlement of derivatives, intercompany and other financing activities	69	109	—	(260)	(82)
Net cash (used in)/provided by financing activities	(4)	13	(3)	(270)	(264)
Effect of exchange-rate changes on cash and cash equivalents	—	—	(6)	(2)	(8)
Net (decrease)/increase in cash and cash equivalents	(1)	(2)	(95)	5	(93)
Cash and cash equivalents at beginning of period	2	2	160	347	511
Cash and cash equivalents at end of period	$1	$—	$65	$352	$418

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

19. Subsequent Events

As disclosed in the Company’s Form 10-Q for the first quarter ended March 31, 2013 filed with the U.S. Securities and Exchange Commission on April 25, 2013 (the “First Quarter 2013 Form 10-Q”), in March 2013, Nielsen completed the sale of one of its legacy online businesses and recorded a net loss of $3 million associated with this divestiture. This divestiture was reported as a discontinued operation in the condensed consolidated statements of operations in the First Quarter 2013 Form 10-Q, which requires retrospective restatement of prior periods to classify operating results of this business as discontinued operations.

As disclosed in the Company’s Form 10-Q for the second quarter ended June 30, 2013 filed with the U.S. Securities and Exchange Commission on July 30, 2013 (the “Second Quarter 2013 Form 10-Q”), in June 2013, Nielsen completed the sale of its expositions business for total cash consideration of $950 million. This divestiture was reported as a discontinued operation in the condensed consolidated statements of operations in the Second Quarter 2013 Form 10-Q, which requires retrospective restatement of prior periods to classify operating results of this business as discontinued operations.

The Company updated financial information and certain related disclosures in these consolidated financial statements for the year ended December 31, 2012 to reflect the presentation of one of the Company’s legacy online businesses and its expositions business as discontinued operations. This update is consistent with the presentation of continuing and discontinued operations included in the Company’s Second Quarter 2013 Form 10-Q.

Summarized results of operations for discontinued operations, including the discontinued operations disclosed in Note 4, are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012		2011		2010
Revenues	$205	$	204	$	199
Operating income	72		68		31
Interest expense	(23)		(28)		(41)
Income/(loss) from operations before income taxes	49		40		(10)
(Provision)/benefit for income taxes	(18)		(16)		1
Income/(loss) from operations	31		24		(9)
Gain/(Loss) on sale, net of tax	—		1		(5)
Net (loss)/income attributable to noncontrolling interests	(1)		1		1
Income/(loss) from discontinued operations, net of tax	$30	$	26	$	(13)

Following are the major categories of cash flows from discontinued operations, as included in our consolidated statements of cash flows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Net cash provided by/(used in) operating activities	$67	$81	$(3)
Net cash used in investing activities	(11)	(6)	(17)
Net cash used in financing activities	—	—	—
	$56	$75	$(20)

Term Loan Facilities

In February 2013, the Second Amended and Restated Senior Secured Credit Agreement was amended and restated to provide for a new class of term loans (the “Class E Term Loans”) in an aggregate principal amount of $2,532 million and €289 million, the proceeds of which were used to repay or replace in full a like amount of our existing Class A Term Loans maturing August 9, 2013, Class B Term Loans maturing May 1, 2016 and Class C Term Loans maturing May 1, 2016.

The Class E Term Loans will mature in full on May 1, 2016 and are required to be repaid in equal quarterly installments in aggregate annual amounts equal to 1.00% of the original principal amount of Class E Term Loans, with the balance payable on May 1, 2016. Class E Term Loans denominated in dollars bear interest equal to, at our election, a base rate or eurocurrency rate, in each case plus an applicable margin, which is equal to 1.75% (in the case of base rate loans) or 2.75% (in the case of eurocurrency rate loans). Class E Term Loan denominated in Euros bear interest equal to the eurocurrency rate plus an applicable margin of 3.00%. The newly Amended and Restated Senior Secured Credit Agreement contains substantially the same affirmative and negative covenants as those of the Existing Credit Agreement, other than certain amendments to the limitation on the ability of Nielsen and certain of its subsidiaries and affiliates to incur indebtedness and make investments.

Dividends

          On January 31, 2013, the Company’s board of directors adopted a cash dividend policy with the present intent to pay quarterly cash dividends on its outstanding common stock. The board also declared the first quarterly cash dividend of $0.16 per share, to be paid on March 20, 2013 to holders of record of Holdings’ common stock on March 6, 2013. On May 2, 2013, the Board declared the second quarterly cash dividend of $0.16 per share, which was paid on June 19, 2013 to holders of record of the Holdings’ common stock on June 5, 2013. On July 25, 2013, the board of directors approved a 25% increase of the quarterly cash dividend to $0.20 per share, to be paid on September 11, 2013 to holders of record of shares of Holdings’ common stock on August 28, 2013. The dividend policy and the payment of future cash dividends are subject to the discretion of the Company’s board of directors.

Repurchase Program

          On July 25, 2013, the Company’s board of directors approved a new share repurchase program for up to $500 million of Holdings’ outstanding common stock. The primary purpose of the program is to mitigate dilution associated with the company’s equity compensation plans. Repurchases will be made in accordance with applicable securities laws from time to time in the open market depending on Nielsen management’s evaluation of market conditions and other factors. The program will be executed within the limitations of the existing authority granted at the Company’s 2013 Annual General Meeting of Shareholders.

Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II-Valuation and Qualifying Accounts

The Nielsen Company B.V.

Schedule II—Valuation and Qualifying Accounts

For the Years ended December 31, 2012, 2011 and 2010

(IN MILLIONS)	Balance Beginning of Period	Charges to Expense	Acquisitions and Divestitures	Deductions	Effect of Foreign Currency Translation		Balance at End of Period
Allowance for accounts receivable and sales returns
For the year ended December 31, 2010	$31	$4	$—	$(4)	$—	$	31
For the year ended December 31, 2011	$31	$2	$1	$(10)	$—	$	24
For the year ended December 31, 2012	$24	$10	$4	$—	$—	$	38

(IN MILLIONS)	Balance Beginning of Period	Charges/ (Credits) to Expense	Charged to Other Accounts		Effect of Foreign Currency Translation		Balance at End of Period
Valuation allowance for deferred taxes
For the year ended December 31, 2010	$233	$(25)	$14	$	(7)	$	215
For the year ended December 31, 2011	$215	$(25)	$9	$	(6)	$	193
For the year ended December 31, 2012	$193	$(15)	$62	$	8	$	248

Description of Business, Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Consolidation

Consolidation

The consolidated financial statements include the accounts of Nielsen and all subsidiaries and other controlled entities. Noncontrolling interests in subsidiaries are reported as a component of equity in the consolidated financial statements with disclosure, on the face of the consolidated statements of operations, of the amounts of consolidated net income attributable to Nielsen stockholders and to the noncontrolling interests. The equity method of accounting is used for investments in affiliates and joint ventures where Nielsen has significant influence but not control, usually supported by a shareholding of between 20% and 50% of the voting rights. Investments in which Nielsen owns less than 20% are accounted for either as available-for-sale securities if the shares are publicly traded or as cost method investments. Intercompany accounts and transactions between consolidated companies have been eliminated in consolidation.

Foreign Currency Translation

Foreign Currency Translation

Nielsen has significant investments outside the United States, primarily in the Euro-zone, Canada and the United Kingdom. Therefore, changes in the value of foreign currencies affect the consolidated financial statements when translated into U.S. Dollars. The functional currency for substantially all subsidiaries outside the U.S. is the local currency. Financial statements for these subsidiaries are translated into U.S. Dollars at period-end exchange rates as to the assets and liabilities and monthly average exchange rates as to revenues, expenses and cash flows. For these countries, currency translation adjustments are recognized in stockholders’ equity as a component of accumulated other comprehensive income/(loss), net, whereas transaction gains and losses are recognized in foreign exchange transaction (losses)/gains, net line in the consolidated statement of operations.

In February 2013, Venezuela devalued its currency by 32%. As the Company has operations in both its Buy and Watch segments in Venezuela, this devaluation will result in a charge of approximately $12 million in the first quarter of 2013 in the foreign exchange transaction (losses)/gains, net line in the consolidated statement of operations.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Investments

Investments

Investments include available-for-sale securities carried at fair value, or at cost if not publicly traded, investments in affiliates, and a trading asset portfolio maintained to generate returns to offset changes in certain liabilities related to deferred compensation arrangements. For the available-for-sale securities, any unrealized holding gains and losses, net of deferred income taxes, are excluded from operating results and are recognized in stockholders’ equity as a component of accumulated other comprehensive income/(loss) until realized. Nielsen assesses declines in the value of individual investments to determine whether such decline is other than temporary and thus the investment is impaired by considering available evidence. For the year ended December 31, 2012, the Company recorded a $6 million impairment in Other Expense, net in the consolidated statement of operations, for a decline in value of an investment in an equity security that was determined to be other-than-temporary. No such impairment was recorded for the years ended December 31, 2011 and 2010.

Financial Instruments

Financial Instruments

Nielsen’s financial instruments include cash and cash equivalents, investments, long-term debt and derivative financial instruments. These financial instruments potentially subject Nielsen to concentrations of credit risk. To minimize the risk of credit loss, these financial instruments are primarily held with acknowledged financial institutions. The carrying value of Nielsen’s financial instruments approximate fair value, except for differences with respect to long-term, fixed and variable-rate debt and certain differences relating to investments accounted for at cost. The fair value of financial instruments is generally determined by reference to market values resulting from trading on a national securities exchange or in an over-the-counter market. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Cash equivalents have original maturities of three months or less.

In addition, the Company has accounts receivable that are not collateralized. The Buy and Watch segments service high quality clients dispersed across many geographic areas. The Company analyzes the aging of accounts receivable, historical bad debts, customer creditworthiness and current economic trends in determining the allowance for doubtful accounts.

Derivative Financial Instruments

Derivative Financial Instruments

Nielsen uses derivative instruments principally to manage the risk associated with movements in foreign currency exchange rates and the risk that changes in interest rates will affect the fair value or cash flows of its debt obligations.

To qualify for hedge accounting, the hedging relationship must meet several conditions with respect to documentation, probability of occurrence, hedge effectiveness and reliability of measurement. Nielsen documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions as well as the hedge effectiveness assessment, both at the hedge inception and on an ongoing basis.

Nielsen recognizes all derivatives at fair value either as assets or liabilities in the consolidated balance sheets and changes in the fair values of such instruments are recognized currently in earnings unless specific hedge accounting criteria are met. If specific cash flow hedge accounting criteria are met, Nielsen recognizes the changes in fair value of these instruments in other comprehensive income.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and other indefinite-lived intangible assets are stated at historical cost less accumulated impairment losses, if any. Goodwill and other indefinite-lived intangible assets, consisting of certain trade names and trademarks, are each tested for impairment on an annual basis and whenever events or circumstances indicate that the carrying amount of such asset may not be recoverable. Nielsen has designated October 1st as the date in which the annual assessment is performed as this timing corresponds with the development of the Company’s formal budget and business plan review. Nielsen reviews the recoverability of its goodwill by comparing the estimated fair values of reporting units with their respective carrying amounts. The Company established, and continues to evaluate, its reporting units based on its internal reporting structure and generally defines such reporting units at its operating segment level or one level below. The estimates of fair value of a reporting unit are determined using a combination of valuation techniques, primarily an income approach using a discounted cash flow analysis supplemented by a market-based approach.

A discounted cash flow analysis requires the use of various assumptions, including expectations of future cash flows, growth rates, discount rates and tax rates in developing the present value of future cash flow projections. Nielsen also uses a market-based approach in estimating the fair value of its reporting units. The market-based approach utilizes available market comparisons such as indicative industry multiples that are applied to current year revenue and earnings as well as recent comparable transactions.

There was no impairment noted in 2012, 2011 and 2010 with respect to the Company’s goodwill. (See Note 5—“Goodwill and Other Intangible Assets”).

The impairment test for other indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair value of trade names and trademarks are determined using a “relief from royalty” discounted cash flow valuation methodology. Significant assumptions inherent in this methodology include estimates of royalty rates and discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Assumptions about royalty rates are based on the rates at which comparable trade names and trademarks are being licensed in the marketplace. There was no impairment noted in any period presented with respect to the Company’s indefinite-lived intangible assets.

Software and Other Amortized Intangible

Software and Other Amortized Intangible Assets

Intangible assets with finite lives are stated at historical cost, less accumulated amortization and impairment losses.

These intangible assets are amortized on a straight-line basis over the following estimated useful lives, which are reviewed annually:

		Weighted Average
Trade names and trademarks (with finite lives)	5 - 20 years	16
Customer-related intangibles	6 - 25 years	22
Covenants-not-to-compete	2 - 7 years	5
Computer software	3 - 7 years	4
Patents and other	3 - 10 years	5

Nielsen has purchased and internally developed software to facilitate its global information processing, financial reporting and client access needs. Costs that are related to the conceptual formulation and design of software programs are expensed as incurred; costs that are incurred to produce the finished product after technological feasibility has been established are capitalized as an intangible asset and are amortized over the estimated useful life. If events or changes in circumstances indicate that the carrying value of software may not be recovered, a recoverability analysis is performed based on estimated undiscounted cash flows to be generated from the software in the future. If the analysis indicates that the carrying value is not recoverable from future cash flows, the software cost is written down to estimated fair value and an impairment is recognized. These estimates are subject to revision as market conditions and as our assessments change.

Research and Development Costs	Research and Development Costs Research and development costs, which were not material for any periods presented, are expensed as incurred.
Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are carried at historical cost less accumulated depreciation and impairment losses. Property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives of 25 to 50 years for buildings and related leasehold improvements and 3 to 10 years for equipment, which includes computer hardware, metering equipment and office furniture.

Impairment of Long-Lived Assets Other than Goodwill and Indefinite-Lived Intangible Assets

Impairment of Long-Lived Assets Other than Goodwill and Indefinite-Lived Intangible Assets

Long-lived assets other than goodwill and indefinite-lived intangible assets held and used by Nielsen, including property, plant and equipment and amortized intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Nielsen evaluates recoverability of assets to be held and used by comparing the carrying amount of an asset to the future net undiscounted cash flows to be generated by the asset. If such asset is considered to be impaired, the impairment loss is measured as the amount by which the carrying amount of the asset exceeds its fair value. No impairment indicators were noted by the Company during 2012, 2011 and 2010, respectively.

Revenue Recognition

Revenue Recognition

Nielsen recognizes revenues when persuasive evidence of an arrangement exists, services have been rendered or information has been delivered, the fee is fixed or determinable and the collectibility of the related revenue is reasonably assured.

A significant portion of the Company’s revenue is generated from information (primarily retail measurement and consumer panel services) and measurement (primarily from television, internet and mobile audiences) services. The Company generally recognizes revenue from the sale of services as the services are performed, which is usually ratably over the term of the contract(s). Invoiced amounts are recorded as deferred revenue until earned. Substantially all of the Company’s customer contracts are non-cancellable and non-refundable.

Certain of the Company’s revenue arrangements include multiple deliverables and in these arrangements, the individual deliverables within the contract that have stand-alone value to the customer are separated and recognized upon delivery based upon the Company’s best estimate of their selling prices. These arrangements are not significant to the Company’s results of operations. In certain cases, software is included as part of these arrangements to allow Nielsen’s customers to supplementally view delivered information and is provided for the term of the arrangement and is not significant to the marketing effort and is not sold separately. Accordingly, software provided to Nielsen’s customers is considered to be incidental to the arrangements and is not recognized as a separate element.

A discussion of Nielsen’s revenue recognition policies, by segment, follows:

Buy

Revenue from the Buy segment, primarily from retail measurement services and consumer panel services is recognized over the period during which the services are performed and information is delivered to the customer, primarily on a straight-line basis.

The Company provides insights and solutions to customers through analytical studies that are recognized into revenue as value is delivered to the customer. The pattern of revenue recognition for these contracts varies depending on the terms of the individual contracts, and may be recognized proportionally or deferred until the end of the contract term and recognized when the information has been delivered to the customer.

Watch

Revenue from the Watch segment is primarily generated from television, internet and mobile measurement services and recognized on a straight-line basis over the contract period, as the service is delivered to the customer.

Discontinued Operations

          Revenue and certain costs within the Expositions segment were recognized upon completion of each event.

Deferred Costs

Deferred Costs

Incremental direct costs incurred related to establishing or significantly expanding a panel or an electronic metered sample in a designated market, are deferred at the point when Nielsen determines them to be recoverable. Prior to this point, these cost are expensed as incurred. These deferred costs are typically amortized over the original contract period beginning when the panel or electronic metered sample is ready for its intended use.

Advertising and Marketing Costs

Advertising and Marketing Costs

Advertising and marketing costs are expensed as incurred and are reflected as selling, general and administrative expenses in the Consolidated Statements of Operations. These costs include all brand advertising, telemarketing, direct mail and other sales promotion associated with Nielsen’s exhibitions, and marketing/media research services. Advertising and marketing costs totaled $18 million, $20 million and $20 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Stock-Based Compensation

Stock-Based Compensation

Nielsen measures the cost of all stock-based payments, including stock options, at fair value on the grant date and recognizes such costs within the Consolidated Statements of Operations; however, no expense is recognized for stock-based payments that do not ultimately vest. Nielsen recognizes the expense of its options that cliff vest using the straight-line method. For those that vest over time, an accelerated graded vesting is used. The Company recorded $33 million, $26 million and $18 million of expense associated with stock-based compensation for the years ended December 31, 2012, 2011 and 2010, respectively.

Income Taxes

Income Taxes

Nielsen provides for income taxes utilizing the asset and liability method of accounting for income taxes. Under this method, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each balance sheet date, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. If it is determined that it is more likely than not that future tax benefits associated with a deferred tax asset will not be realized, a valuation allowance is provided. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in the Consolidated Statements of Operations as an adjustment to income tax expense in the period that includes the enactment date.

The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense. See Note 13—“Income Taxes” for further discussion of income taxes.

Comprehensive Income/(Loss)

Comprehensive Income/(Loss)

Comprehensive income/(loss) is reported in the accompanying consolidated statements of comprehensive income/(loss) and consists of net income or loss and other gains and losses affecting equity that are excluded from net income or loss.

Fair Value Measurement

Fair Value Measurement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an accounting update that amends Accounting Standards Codification (“ASC”) 820—“Fair Value Measurement” regarding fair value measurements and disclosure requirements. The amendments were effective for Nielsen as of January 1, 2012. The adoption of this update did not have a significant impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

Presentation of Comprehensive Income

In June 2011, the FASB issued an accounting update that amends ASC 220—“Presentation of Comprehensive Income”, which eliminates the option to present total other comprehensive income and its components in the statement of equity. The Company has presented the items of net income and other comprehensive income in two separate, but consecutive statements and this amended guidance did not have any other impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued an accounting update that amends ASC 220, which requires public companies to present the effect of significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification on the face of the financial statements or in a single footnote. This amendment is effective for Nielsen for interim and annual report periods in 2013. The adoption of this update is not expected to have a significant impact on the Company’s consolidated financial statements.

Testing Goodwill and Indefinite-Lived Intangible Assets for Impairment

Testing Goodwill and Indefinite-Lived Intangible Assets for Impairment

In September 2011 and July 2012, the FASB issued accounting updates that amend ASC 350—“Goodwill and Other Intangible Assets”, which were intended to simplify impairment testing for goodwill and indefinite-lived intangible assets by adding a qualitative review step to assess whether the required quantitative impairment analysis is necessary. The amended guidance permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the prescribed two-step impairment test. Otherwise, the two-step goodwill impairment test is not required. The Company considered the updated guidance in its October 1, 2012 annual impairment test. The adoption of these updates did not have an impact on the Company’s consolidated financial statements.

Description of Business, Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Estimated Useful Life of Intangible Assets with Finite Lives

These intangible assets are amortized on a straight-line basis over the following estimated useful lives, which are reviewed annually:

		Weighted Average
Trade names and trademarks (with finite lives)	5 - 20 years	16
Customer-related intangibles	6 - 25 years	22
Covenants-not-to-compete	2 - 7 years	5
Computer software	3 - 7 years	4
Patents and other	3 - 10 years	5

Business Divestitures (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Results of Operations for Discontinued Operations

Summarized results of operations for discontinued operations are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues	$—	$—	$8
Operating loss	—	—	(26)
Loss from operations before income taxes	—	—	(26)
Benefit for income taxes	—	—	9
Loss from operations	—	—	(17)
Gain/(loss) on sale, net of tax (1)	—	1	(5)
Income/(loss) from discontinued operations, net of tax	$—	1	$(22)

(1)

The gain for the year ended December 31, 2011 primarily related to a Publications property that was previously sold. The $5 million loss (net of a tax benefit of $3 million) for the year ended December 31, 2010 includes the net loss on the sale of the remaining Publications properties.

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Carrying Amount of Goodwill

The table below summarizes the changes in the carrying amount of goodwill by reportable segment for the years ended December 31, 2012 and 2011, respectively.

(IN MILLIONS)	Buy	Watch	Expositions	Total
Balance December 31, 2010	$2,990	$3,546	$560	$7,096
Acquisitions, divestitures and other adjustments	123	—	—	123
Effect of foreign currency translation	(58)	(6)	—	(64)
Balance December 31, 2011	$3,055	$3,540	$560	$7,155
Acquisitions, divestitures and other adjustments	14	117	5	136
Effect of foreign currency translation	57	4	—	61
Balance December 31, 2012	$3,126	$3,661	$565	$7,352
Cumulative Impairments	$—	$376	$2	$378

Other Intangible Assets

Other Intangible Assets

(IN MILLIONS)	Gross Amounts		Accumulated Amortization
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Indefinite-lived intangibles:
Trade names and trademarks	$1,921	$1,921	$—	$—
Amortized intangibles:
Trade names and trademarks	$128	$113	$(46)	$(37)
Customer-related intangibles	2,882	2,823	(886)	(747)
Covenants-not-to-compete	36	32	(25)	(22)
Computer software	1,316	1,089	(804)	(648)
Patents and other	90	83	(57)	(46)
Total	$4,452	$4,140	$(1,818)	$(1,500)

Summary of Estimated Future Amortization Expense

All other intangible assets are subject to amortization. Future amortization expense from continuing operations is estimated to be as follows:

(IN MILLIONS)
For the year ending December 31:
2013	$310
2014	283
2015	250
2016	175
2017	146
Thereafter	1,312
Total	$2,476

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property, Plant and Equipment

(IN MILLIONS)	December 31, 2012	December 31, 2011
Land and buildings	$341	$359
Information and communication equipment	839	771
Furniture, equipment and other	127	160
	1,307	1,290
Less accumulated depreciation and amortization	(747)	(681)
	$560	$609

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Financial Assets and Liabilities Measured on Recurring Basis

The following table summarizes the valuation of the Company’s material financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

(IN MILLIONS)	December 31, 2012	Level 1	Level 2	Level 3
Assets:
Investments in equity securities(1)	$13	$13	$—	$—
Plan assets for deferred compensation(2)	22	22	—	—
Investments in mutual funds(3)	2	2	—	—
Total	$37	$37	$—	$—

Liabilities:
Interest rate swap arrangements(4)	$22	$—	$22	$—
Deferred compensation liabilities(5)	22	22	—	—
Total	$44	$22	$22	$—

(IN MILLIONS)	December 31, 2011	Level 1	Level 2	Level 3
Assets:
Investments in equity securities(1)	$21	$21	$—	$—
Plan assets for deferred compensation(2)	20	20	—	—
Investments in mutual funds(3)	2	2	—	—
Total	$43	$43	$—	$—

Liabilities:
Interest rate swap arrangements(4)	$24	$—	$24	$—
Deferred compensation liabilities(5)	20	20	—	—
Total	$44	$20	$24	$—

(1)              Investments in equity securities are carried at fair value, which is based on the quoted market price at period end in an active market. These investments are classified as available-for-sale with any unrealized gains or losses resulting from changes in fair value recorded, net of tax, as a component of accumulated other comprehensive income/(loss) until realized. Nielsen assesses declines in the value of individual investments to determine whether such decline is other than temporary and thus the investment is impaired by considering available evidence. For the year ended December 31, 2012, the Company recorded a $6 million impairment in Other Expense, net in the consolidated statement of operations for a decline in value of an investment in an equity security that was determined to be other-than-temporary.

(2)              Plan assets are comprised of investments in mutual funds, which are intended to fund liabilities arising from deferred compensation plans. These investments are carried at fair value, which is based on quoted market prices at period end in active markets. These investments are classified as trading securities with any gains or losses resulting from changes in fair value recorded in other expense, net in the consolidated statements of operations.

(3)              Investments in mutual funds are money-market accounts held with the intention of funding certain specific retirement plans.

(4)              Derivative financial instruments include interest rate swap arrangements recorded at fair value based on externally-developed valuation models that use readily observable market parameters and the consideration of counterparty risk.

(5)              The Company offers certain employees the opportunity to participate in a deferred compensation plan. A participant’s deferrals are invested in a variety of participant directed stock and bond mutual funds and are classified as trading securities. Changes in the fair value of these securities are measured using quoted prices in active markets based on the market price per unit multiplied by the number of units held exclusive of any transaction costs. A corresponding adjustment for changes in fair value of the trading securities is also reflected in the changes in fair value of the deferred compensation obligation.

Outstanding Interest Rate Swaps

As of December 31, 2012 the Company had the following outstanding interest rate swaps utilized in the management of its interest rate risk:

	Notional Amount	Maturity Date	Currency
Interest rate swaps designated as hedging instruments
US Dollar term loan floating-to-fixed rate swaps	$250,000,000	March 2013	US Dollar
US Dollar term loan floating-to-fixed rate swaps	$1,000,000,000	November 2013	US Dollar
US Dollar term loan floating-to-fixed rate swaps	$250,000,000	November 2014	US Dollar
US Dollar term loan floating-to-fixed rate swaps	$250,000,000	September 2015	US Dollar
US Dollar term loan floating-to-fixed rate swaps	$125,000,000	November 2015	US Dollar
Euro term loan floating-to-fixed rate swaps	€125,000,000	November 2015	Euro
US Dollar term loan floating-to-fixed rate swaps	$500,000,000	November 2016	US Dollar

Fair Values of Derivative Instruments in Consolidated Balance Sheets

The fair values of the Company’s derivative instruments as of December 31, 2012 and December 31, 2011 were as follows:

	December 31, 2012		December 31, 2011
(IN MILLIONS)	Accounts Payable and Other Current Liabilities	Other Non- Current Liabilities	Accounts Payable and Other Current Liabilities	Other Non- Current Liabilities
Derivatives designated as hedging instruments
Interest rate swaps	$6	$16	$10	$14

Derivatives in Cash Flow Hedging Relationships

The pre-tax effect of derivative instruments in cash flow hedging relationships for the years ended December 31, 2012, 2011 and 2010 was as follows (amounts in millions):

Derivatives in Cash Flow Hedging Relationships	Amount of Loss Recognized in OCI on Derivatives (Effective Portion) December 31,			Location of (Loss)/Gain Reclassified from OCI into Income (Effective Portion)		Amount of Loss Reclassified from OCI into Income (Effective Portion) December 31,				Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing) December 31,
	2012	2011	2010		2012		2011	2010	2012		2011	2010
Interest rate swaps	$23	$38	$12	Interest expense	$	25	$21	$14	$	—	$19	$50

Derivatives Not Designated as Hedging Instruments

The pre-tax effect of derivative instruments not designated as hedges for the years ended December 31, 2012, 2011 and 2010 was as follows (amounts in millions):

Derivatives Not Designated as Hedging Instruments	Location of Loss Recognized in Statement of Operations on Derivatives	Amount of Loss Recognized in Statement of Operations on Derivatives For the Years Ended December 31,
		2012	2011	2010
Interest rate swaps	Loss on derivative instruments	$—	$1	$18
Foreign currency forward contracts	Loss on derivative instruments	—	—	9
Total		$—	$1	$27

Restructuring Activities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Liabilities for Restructuring Activities

A summary of the changes in the liabilities for restructuring activities is provided below:

(IN MILLIONS)	Transformation Initiative	Productivity Initiatives and Legacy Programs	Total
Balance at December 31, 2009	$46	$29	$75
Charges	(9)	68	59
Payments	(37)	(33)	(70)
Non-cash charges and other adjustments	3	1	4
Effect of foreign currency translation	(1)	(2)	(3)
Balance at December 31, 2010	2	63	65
Charges	—	83	83
Payments	(2)	(80)	(82)
Non-cash charges and other adjustments	—	1	1
Balance at December 31, 2011	—	67	67
Charges	—	85	85
Non-cash charges and other adjustments	—	(6)	(6)
Payments	—	(82)	(82)
Balance at December 31, 2012	$—	$64	$64

Pensions and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Benefit Pension Plans

A summary of the activity for the Pension Plans follows:

	Year Ended December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other	Total
Change in projected benefit obligation
Benefit obligation at beginning of period	$606	$284	$551	$1,441
Service cost	3	—	14	17
Interest cost	28	13	25	66
Plan participants’ contributions	—	—	2	2
Actuarial losses	112	8	84	204
Benefits paid	(33)	(10)	(26)	(69)
Expenses paid	(2)	—	(1)	(3)
Premiums paid	—	—	(1)	(1)
Amendments	—	—	(2)	(2)
Curtailments	—	—	(1)	(1)
Settlements	—	—	(2)	(2)
Acquisition	—	—	2	2
Effect of foreign currency translation	13	—	19	32
Benefit obligation at end of period	727	295	664	1,686
Change in plan assets
Fair value of plan assets at beginning of period	639	221	412	1,272
Actual return on plan assets	79	29	39	147
Employer contributions	7	8	49	64
Plan participants’ contributions	—	—	2	2
Benefits paid	(33)	(10)	(26)	(69)
Expenses paid	(2)	—	(1)	(3)
Premiums paid	—	—	(1)	(1)
Settlements	—	—	(2)	(2)
Insurance	4	—	—	4
Effect of foreign currency translation	13	—	14	27
Fair value of plan assets at end of period	707	248	486	1,441
Funded status	$(20)	$(47)	$(178)	$(245)
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	$—	$—	$9	$9
Current liabilities	—	—	(2)	(2)
Accrued benefit liability included in other non-current liabilities	(20)	(47)	(185)	(252)
Net amount recognized	$(20)	$(47)	$(178)	$(245)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	$65	$(3)	$75	$137
Amortization of net loss	(3)	(4)	(4)	(11)
Total recognized in other comprehensive income/(loss)	$62	$(7)	$71	$126
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	$165	$74	$150	$389

	Year Ended December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other	Total
Change in projected benefit obligation
Benefit obligation at beginning of period	$594	$267	$517	$1,378
Service cost	4	—	13	17
Interest cost	31	15	26	72
Plan participants’ contributions	1	—	2	3
Actuarial losses	29	12	27	68
Benefits paid	(35)	(10)	(23)	(68)
Expenses paid	(3)	—	(1)	(4)
Premiums paid	—	—	(1)	(1)
Curtailments	—	—	(2)	(2)
Settlements	—	—	(2)	(2)
Effect of foreign currency translation	(15)	—	(5)	(20)
Benefit obligation at end of period	606	284	551	1,441
Change in plan assets
Fair value of plan assets at beginning of period	663	204	396	1,263
Actual return on plan assets	22	8	15	45
Employer contributions	5	19	29	53
Plan participants’ contributions	1	—	2	3
Benefits paid	(35)	(10)	(23)	(68)
Expenses paid	(3)	—	(1)	(4)
Premiums paid	—	—	(1)	(1)
Settlements	—	—	(2)	(2)
Effect of foreign currency translation	(14)	—	(3)	(17)
Fair value of plan assets at end of period	639	221	412	1,272
Funded status	$33	$(63)	$(139)	$(169)
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	$36	$—	$8	$44
Current liabilities	—	—	(2)	(2)
Accrued benefit liability included in other non-current liabilities	(3)	(63)	(145)	(211)
Net amount recognized	$33	$(63)	$(139)	$(169)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss	$39	$22	$38	$99
Amortization and impact of curtailments/settlements	—	(3)	(1)	(4)
Total recognized in other comprehensive income/(loss)	$39	$19	$37	$95
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	$103	$81	$79	$263

Total Accumulated Benefit Obligation and Minimum Liability Changes for Pension Plans

The total accumulated benefit obligation and minimum liability changes for the Pension Plans were as follows:

(IN MILLIONS)	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Accumulated benefit obligation	$1,618	$1,392	$1,318

	Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets at December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$727	$295	$528	$1,550
Accumulated benefit obligation	724	295	479	1,498
Fair value of plan assets	707	248	347	1,302

	Pension Plans with Projected Benefit Obligation in Excess of Plan Assets at December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$727	$295	$625	$1,647
Accumulated benefit obligation	724	295	563	1,582
Fair value of plan assets	707	248	439	1,394

	Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets at December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$48	$284	$517	$849
Accumulated benefit obligation	46	284	472	802
Fair value of plan assets	45	221	369	635

	Pension Plans with Projected Benefit Obligation in Excess of Plan Assets at December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$48	$284	$517	$849
Accumulated benefit obligation	46	284	472	802
Fair value of plan assets	45	221	369	635

Net Periodic Benefit Cost

Net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010, respectively, includes the following components:

	Net Periodic Pension Cost
(IN MILLIONS)	The Netherlands	United States	Other	Total
Year ended December 31, 2012
Service cost	$3	$—	$14	$17
Interest cost	28	13	25	66
Expected return on plan assets	(34)	(18)	(29)	(81)
Amortization of net loss	3	4	4	11
Net periodic pension cost	$—	$(1)	$14	$13
Year ended December 31, 2011
Service cost	$4	$—	$13	$17
Interest cost	31	15	26	72
Expected return on plan assets	(37)	(18)	(28)	(83)
Amortization of net loss	—	2	1	3
Curtailment gain	—	—	(1)	(1)
Net periodic pension cost	$(2)	$(1)	$11	$8
Year ended December 31, 2010
Service cost	$4	$—	$10	$14
Interest cost	29	15	25	69
Expected return on plan assets	(37)	(18)	(26)	(81)
Amortization of net gain	(1)	—	—	(1)
Curtailment gain	—	—	(2)	(2)
Net periodic pension cost	$(5)	$(3)	$7	$(1)

Component of Accumulated Other Comprehensive Income/(Loss) Expected to be Recognized

The deferred loss included as a component of accumulated other comprehensive income/(loss) that is expected to be recognized as a component of net periodic benefit cost during 2013 is as follows:

	The Netherlands	United States	Other	Total
Net actuarial loss	$(6)	$(5)	$(10)	$(21)

Weighted Average Assumptions Underlying Pension Computations

The weighted average assumptions underlying the pension computations were as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Pension benefit obligation:
—discount rate	3.8%	4.7%	5.2%
—rate of compensation increase	2.1%	2.0%	2.1%
Net periodic pension costs:
—discount rate	4.7%	5.2%	5.7%
—rate of compensation increase	2.0%	2.1%	2.1%
—expected long-term return on plan assets	6.2%	6.3%	6.5%

Weighted Average Asset Allocations by Asset Category

Nielsen’s pension plans’ weighted average asset allocations by asset category are as follows:

	The Netherlands	United States	Other	Total
At December 31, 2012
Equity securities	22%	60%	47%	37%
Fixed income securities	62	40	49	54
Other	16	—	4	9
Total	100%	100%	100%	100%

At December 31, 2011
Equity securities	23%	60%	44%	36%
Fixed income securities	61	39	52	55
Other	16	1	4	9
Total	100%	100%	100%	100%

Assets at Fair Value

Assets at fair value (See Note 7—“Fair Value Measurements” for additional information on fair value measurement and the underlying fair value hierarchy) as of December 31, 2012 and 2011 are as follows:

(IN MILLIONS)	December 31, 2012				December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and equivalents	$2	$1	$—	$3	$10	$1	$—	$11
Equity securities – U.S.	31	137	—	168	27	119	—	146
Equity securities – non-U.S.	35	326	—	361	33	281	—	314
Real estate	—	—	32	32	—	—	32	32
Corporate bonds	110	433	—	543	103	393	—	496
Debt issued by national, state or local government	41	195	—	236	53	142	—	195
Other	3	18	77	98	3	15	60	78
Total Assets at Fair Value	$222	$1,110	109	$1,441	$229	$951	$92	$1,272

Summary of Changes in Fair Value of Pension Plans Level 3 Assets

The following is a summary of changes in the fair value of the Pension Plans’ Level 3 assets for the years ended December 31, 2012 and 2011:

(IN MILLIONS)	Real Estate	Other	Total
Balance, end of year December 31, 2010	$32	$53	$85
Actual return on plan assets:
Unrealized gains	1	9	10
Effect of foreign currency translation	(1)	(2)	(3)
Balance, end of year December 31, 2011	$32	$60	$92
Actual return on plan assets:
Unrealized gains	—	16	16
Effect of foreign currency translation	—	1	1
Balance, end of year December 31, 2012	$32	$77	$109

Estimated Future Benefit Payments

Estimated future benefit payments are as follows:

(IN MILLIONS)	The Netherlands	United States	Other	Total
For the years ending December 31,
2013	$35	$10	$21	$66
2014	36	10	22	68
2015	37	11	24	72
2016	37	11	25	73
2017	38	12	27	77
2018-2022	192	68	152	412

Long-term Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Long-term Debt

Unless otherwise stated, interest rates are as of December 31, 2012.

	December 31, 2012			December 31, 2011
(IN MILLIONS)	Weighted Interest Rate	Carrying Amount	Fair Value	Weighted Interest Rate	Carrying Amount	Fair Value
$1,610 million Senior secured term loan (LIBOR based variable rate of 2.21%) due 2013		$218	$218		$1,287	$1,270
$2,386 million Senior secured term loan (LIBOR based variable rate of 3.67%) due 2016		2,315	2,324		2,338	2,290
$1,222 million Senior secured term loan (LIBOR based variable rate of 2.46%) due 2017		1,176	1,173		—	—
€227 million Senior secured term loan (Euro LIBOR based variable rate of 2.05%) due 2013		34	34		186	183
€273 million Senior secured term loan (Euro LIBOR based variable rate of 3.62%) due 2016		347	347		345	338
$500 million 8.50% senior secured term loan due 2017		—	—		500	538
$635 million senior secured revolving credit facility (Euro LIBOR or LIBOR based variable rate) due 2016		—	—		—	—
Total senior secured credit facilities (with weighted average interest rate)	3.46%	4,090	4,096	4.13%	4,656	4,619
$325 million 11.50% senior debenture loan due 2016		—	—		307	350
$215 million 11.625% senior debenture loan due 2014		209	232		204	234
$1,080 million 7.75% senior debenture loan due 2018		1,084	1,211		1,084	1,165
$800 million 4.50% senior debenture loan due 2020		800	794		—	—
€50 million private placement debenture loan (EMTN) (3-month EURIBOR based variable rate) due 2012		—	—		65	64
€30 million 6.75% private placement debenture loan (EMTN) due 2012		—	—		39	39
Total debenture loans (with weighted average interest rate)	7.60%	2,093	2,237	9.94%	1,699	1,852
Other loans		1	1		4	4
Total long-term debt	4.86%	6,184	6,334	5.68%	6,359	6,475
Capital lease and other financing obligations		107			115
Bank overdrafts		5			1
Short-term debt		7			6
Total debt and other financing arrangements		6,303			6,481
Less: Current portion of long-term debt, capital lease and other financing obligations and other short-term borrowings		362			150
Non-current portion of long-term debt and capital lease and other financing obligations		$5,941			$6,331

Schedule of Long-term Debt Currency Wise

The carrying amounts of Nielsen’s long-term debt are denominated in the following currencies:

(IN MILLIONS)	December 31, 2012	December 31, 2011
U.S. Dollars	$5,803	$5,724
Euro	381	635
Japanese Yen	—	—
	$6,184	$6,359

Annual Maturities for Long-Term Debt	Annual maturities of Nielsen’s long-term debt are as follows:
(IN MILLIONS)
2013	$341
2014	344
2015	150
2016	2,732
2017	733
Thereafter	1,884
$6,184

Summary of Future Minimum Capital Lease Payments under Non-Cancelable Capital Leases

Future minimum capital lease payments under non-cancelable capital leases at December 31, 2012 are as follows:

(IN MILLIONS)
2013	$19
2014	15
2015	14
2016	14
2017	14
Thereafter	91
Total	167
Less: amount representing interest	60
Present value of minimum lease payments	$107
Current portion	$10
Total non-current portion	97
Present value of minimum lease payments	$107

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Assumptions Used in Options

The following assumptions were used during 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Expected life (years)	3.50-6.00	3.50-6.00	2.85-4.17
Risk-free interest rate	0.38-0.83%	1.18-2.23%	1.28-2.12%
Expected dividend yield	0%	0%	0%
Expected volatility	28.00-30.30%	31.70-42.00%	58.00-63.00%
Weighted average volatility	28.56%	33.42%	60.05%

Summary of Stock Option Plan Activity

Nielsen’s stock option plan activity is summarized below:

	Number of Options (Time Based and Performance Based)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term in Years		Aggregate Intrinsic Value in Millions
Stock Option Plan activity
Outstanding at December 31, 2009	16,354,797	$17.52	7.40	$	29
Granted	1,094,353	18.76
Forfeited	(703,387)	(20.46)
Exercised	(625,554)	(13.42)
Outstanding at December 31, 2010	16,120,209	17.63	6.51	$	77
Granted	4,307,002	30.00
Forfeited	(684,306)	(20.96)
Exercised	(1,160,878)	(13.20)
Outstanding at December 31, 2011	18,582,027	$20.65	5.77	$	175
Granted	4,133,381	28.00
Forfeited	(655,034)	(24.30)
Exercised	(2,372,536)	(14.64)
Outstanding at December 31, 2012	19,687,838	$22.80	5.16	$	156
Exercisable at December 31, 2012	9,986,984	$19.63	4.61	$	112

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income from Continuing Operations Before Income Taxes and Equity in Net Income of Affiliates

The components of income from continuing operations before income taxes and equity in net income of affiliates, were:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Dutch	$46	$35	$146
Non-Dutch	339	52	(60)
Income from continuing operations before income taxes and equity in net income of affiliates	$385	$87	$86

Provision/(Benefit) for Income Taxes Attributable to Income from Continuing Operations Before Income Taxes and Equity in Net Income of Affiliates

The provision/(benefit) for income taxes attributable to the income from continuing operations before income taxes and equity in net income of affiliates consisted of:

	Year ended December 31,
(IN MILLIONS)	2012	2011	2010
Current:
Dutch	$8	$1	$13
Non-Dutch	95	127	109
	103	128	122
Deferred:
Dutch	(1)	(13)	(3)
Non-Dutch	22	(111)	(173)
	21	(124)	(176)
Total	$124	$4	$(54)

Schedule of Provision/(Benefit) for Income Taxes as Per Dutch Federal Income Tax Rates

The Company’s provision/(benefit) for income taxes for the years ended December 31, 2012, 2011 and 2010 was different from the amount computed by applying the statutory Dutch federal income tax rates to the underlying income from continuing operations before income taxes and equity in net income of affiliates as a result of the following:

	Year ended December 31,
(IN MILLIONS)	2012	2011	2010
Income from continuing operations before income taxes and equity in net income of affiliates	$385	$87	$86
Dutch statutory tax rate	25.0%	25.0%	25.5%
Provision/(benefit) for income taxes at the Dutch statutory rate	$96	$22	$22
Tax impact on distributions from foreign subsidiaries	35	9	1
Effect of operations in non-Dutch jurisdictions, including foreign tax credits	12	(7)	(38)
U.S. state and local taxation	4	(5)	(25)
Withholding and other taxation	36	30	29
Effect of global financing activities	(51)	(38)	(28)
Changes in estimates for uncertain tax positions	43	12	2
Changes in valuation allowances	(16)	(25)	(25)
Effect of change in deferred tax rates	(40)	—	—
Other, net	5	6	8
Total (benefit)/provision for income taxes	$124	$4	$(54)
Effective tax rate	32.2%	4.6%	(62.8%)

Components of Current and Non-Current Deferred Income Tax Assets/(Liabilities)

The components of current and non-current deferred income tax assets/(liabilities) were:

(IN MILLIONS)	December 31, 2012	December 31, 2011
Deferred tax assets (on balance):
Net operating loss carryforwards	$348	$394
Interest expense limitation	577	557
Deferred compensation	7	6
Deferred revenues/costs	29	31
Employee benefits	59	51
Tax credit carryforwards	113	96
Share-based payments	59	46
Accrued expenses	26	35
Other assets	52	38
	1,270	1,254
Valuation allowances	(248)	(193)
Deferred tax assets, net of valuation allowances	1,022	1,061
Deferred tax liabilities (on balance):
Intangible assets	(1,661)	(1,723)
Financial instruments	(50)	(54)
Fixed asset depreciation	(21)	(4)
Computer software	(69)	(43)
	(1,801)	(1,824)
Net deferred tax liability	$(779)	$(763)
Recognized as:
Deferred income taxes, current	$58	$57
Deferred income taxes, non-current	(837)	(820)
Total	$(779)	$(763)

Schedule of Reconciliation of Beginning and Ending Amount of Uncertain Tax Positions

A reconciliation of the beginning and ending amount of uncertain tax positions is as follows:

(IN MILLIONS)	December 31, 2012	December 31, 2011	December 31, 2010
Balance as of the beginning of period	$96	$114	$129
Additions for current year tax positions	1	4	3
Additions for tax positions of prior years	16	—	5
Reductions for lapses of statute of limitations	(19)	(22)	(22)
Effect of foreign currency translation	—	—	(1)
Balance as of the end of the period	$94	$96	$114

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Annual Payments under Nielsen's Purchase Obligations

The amounts presented below represent the minimum annual payments under Nielsen’s purchase obligations that have initial or remaining non-cancelable terms in excess of one year. These purchase obligations include data processing, building maintenance, trade show venues, equipment purchasing, photocopiers, land and mobile telephone service, computer software and hardware maintenance, and outsourcing.

	For the Years Ending December 31,
(IN MILLIONS)	2013	2014	2015	2016	2017	Thereafter	Total
Operating leases	91	78	59	45	36	84	393
Other contractual obligations	150	47	26	12	2	2	239
Total	$241	$125	$85	$57	$38	$86	$632

Segments (Tables)	12 Months Ended
Dec. 31, 2012
Business Segment Information

Business Segment Information

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues
Buy	$3,420	$3,409	$3,108
Watch	1,987	1,919	1,827
Total	$5,407	$5,328	$5,935

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Depreciation and amortization
Buy	$208	$198	$202
Watch	274	294	313
Corporate and eliminations	11	10	15
Total	$493	$502	$530

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Restructuring charges
Buy	$60	$57	$27
Watch	18	15	15
Corporate and eliminations	7	11	17
Total	$85	$83	$59

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Stock-based compensation expense
Buy	$10	$8	$7
Watch	7	5	3
Corporate and eliminations	17	14	8
Total	$34	$27	$18

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Operating income/(loss)
Buy	$409	$432	$414
Watch	547	464	368
Corporate and eliminations	(74)	(168)	(109)
Total	$882	$728	$673

(IN MILLIONS)	December 31, 2012	December 31, 2011
Total assets
Buy	$6,885	$6,782
Watch	6,706	6,560
Expositions	758	794
Corporate and eliminations(1)	234	336
Total	$14,583	$14,472

(1)              Includes deferred financing costs of $60 million and $68 million as of December 31, 2012 and 2011, respectively.

	Year ended December 31,
(IN MILLIONS)	2012	2011	2010
Capital expenditures
Buy	$171	$178	$156
Watch	179	182	164
Expositions	5	7	6
Corporate and eliminations	3	—	8
Total	$358	$367	$334

Geographic Segment Information

Geographic Segment Information

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)	Long- lived Assets(2)
2012
United States	$2,637	$447	$9,540
North and South America, excluding the United States	640	170	1,313
The Netherlands	39	4	8
Other Europe, Middle East & Africa	1,353	178	1,097
Asia Pacific	738	83	509
Total	$5,407	$882	$12,467

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)	Long- lived Assets(2)
2011
United States	$2,498	$355	$9,531
North and South America, excluding the United States	625	184	1,212
The Netherlands	43	(90)	3
Other Europe, Middle East & Africa	1,447	184	1,074
Asia Pacific	715	95	505
Total	$5,328	$728	$12,325

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)
2010
United States	$2,389	$239
North and South America, excluding the United States	551	157
The Netherlands	41	(5)
Other Europe, Middle East & Africa	1,330	191
Asia Pacific	624	91
Total	$4,935	$673

(1)              Revenues are attributed to geographic areas based on the location of customers.

(2)              Long-lived assets include property, plant and equipment, goodwill and other intangible assets.

Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Other Current Liabilities

Accounts payable and other current liabilities

(IN MILLIONS)	December 31, 2012	December 31, 2011
Trade payables	$150	$180
Personnel costs	290	336
Current portion of restructuring liabilities	53	55
Data and professional services	203	167
Interest payable	46	51
Other current liabilities(1)	229	261
Total accounts payable and other current liabilities	$971	$1,050

(1)              Other includes multiple items, none of which is individually significant.

Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Consolidating Statement of Operations

Consolidating Statement of Operations

For the year ended December 31, 2012

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Revenues	$—	$—	$2,640	$2,767	$—	$5,407
Cost of revenues, exclusive of depreciation and amortization shown separately below	—	—	970	1,255	—	2,225
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	—	—	817	905	—	1,722
Depreciation and amortization	—	—	377	116	—	493
Restructuring charges	—	—	28	57	—	85
Operating income	—	—	448	434	—	882
Interest income	2	569	59	28	(654)	4
Interest expense	(1)	(367)	(592)	(61)	654	(367)
Foreign currency exchange transaction losses, net	—	—	(2)	(14)	—	(16)
Other (expense)/income, net	—	(121)	148	(145)	—	(118)
Income from continuing operations before income taxes and equity in net income of affiliates	1	81	61	242	—	385
Provision for income taxes	—	(32)	(11)	(81)	—	(124)
Equity in net income of subsidiaries	296	—	206	—	(502)	—
Equity in net income of affiliates	—	—	3	2	—	5
Income from continuing operations	297	49	259	163	(502)	266
Income/(loss) from discontinued operations, net of tax	—	—	37	(7)	—	30
Net income	297	49	296	156	(502)	296
Less: net loss attributable to noncontrolling interests	—	—	—	(1)	—	(1)
Net income attributable to controlling interests	$297	$49	$296	$157	$(502)	$297
Total other comprehensive (loss)/income	(34)	(4)	(37)	34	7	(34)
Total comprehensive income/(loss) attributable to controlling interests	263	45	259	191	(495)	263
Total comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2
Total comprehensive income	$263	$45	$259	$193	$(495)	$265

Consolidating Statement of Operations

For the year ended December 31, 2011

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Revenues	$—	$—	$2,501	$2,827	$—	$5,328
Cost of revenues, exclusive of depreciation and amortization shown separately below	—	—	924	1,264	—	2,188
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	—	—	898	929	—	1,827
Depreciation and amortization	—	—	384	118	—	502
Restructuring charges	—	—	30	53	—	83
Operating income	—	—	265	463	—	728
Interest income	7	548	25	30	(604)	6
Interest expense	(13)	(426)	(565)	(28)	604	(428)
Loss on derivative instruments	—	(1)	—	—	—	(1)
Foreign currency exchange transaction losses, net	—	—	(7)	(2)	—	(9)
Other (expense)/income, net	(52)	(182)	191	(166)	—	(209)
(Loss)/income from continuing operations before income taxes and equity in net income/(loss) of affiliates	(58)	(61)	(91)	297	—	87
Benefit/(provision) for income taxes	—	21	25	(50)	—	(4)
Equity in net income of subsidiaries	167	—	207	—	(374)	—
Equity in net income of affiliates	—	—	—	3	—	3
Income/(loss) from continuing operations	109	(40)	141	250	(374)	86
Income from discontinued operations, net of tax	—	—	26	—	—	26
Net income/(loss)	109	(40)	167	250	(374)	112
Less: net income attributable to noncontrolling interests	—	—	—	3	—	3
Net income/(loss) attributable to controlling interests	$109	$(40)	$167	$247	$(374)	$109
Total other comprehensive (loss)/income	(203)	7	(182)	(216)	391	(203)
Total comprehensive (loss)/income attributable to controlling interests	(94)	(33)	(15)	31	17	(94)
Total comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2
Total comprehensive (loss)/income	$(94)	$(33)	$(15)	$33	$17	$(92)

Consolidating Statement of Operations

For the year ended December 31, 2010

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Revenues	$—	$—	$2,391	$2,544	$—	$4,935
Cost of revenues, exclusive of depreciation and amortization shown separately below	—	—	944	1,138	—	2,082
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	—	—	776	815	—	1,591
Depreciation and amortization	—	—	413	117	—	530
Restructuring charges	—	—	40	19	—	59
Operating income	—	—	218	455	—	673
Interest income	7	501	31	23	(557)	5
Interest expense	(49)	(597)	(497)	(33)	557	(619)
Loss on derivative instruments	—	(27)	—	—	—	(27)
Foreign currency exchange transaction gains/(losses), net	—	111	(26)	50	—	135
Other (expense)/income, net	—	(91)	45	(35)	—	(81)
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	(42)	(103)	(229)	460	—	86
Benefit/(provision) for income taxes	1	36	89	(72)	—	54
Equity in net income of subsidiaries	170	—	322	—	(492)	—
Equity in net income of affiliates	—	—	1	4	—	5
Income/(loss) from continuing operations	129	(67)	183	392	(492)	145
Loss from discontinued operations, net of tax	—	—	(13)	—	—	(13)
Net income/(loss)	129	(67)	170	392	(492)	132
Less: net income attributable to noncontrolling interests	—	—	—	3	—	3
Net income/(loss) attributable to controlling interests	$129	$(67)	$170	$389	$(492)	$129
Total other comprehensive (loss)/income	(44)	6	(15)	(163)	172	(44)
Total comprehensive income/(loss) attributable to controlling interests	85	(61)	155	226	(320)	85
Total comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2
Total comprehensive income/(loss)	$85	$(61)	$155	$228	$(320)	$87

Consolidating Balance Sheet

Consolidating Balance Sheet

December 31, 2012

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Assets:
Current assets
Cash and cash equivalents	$—	$—	$24	$263	$—	$287
Trade and other receivables, net	—	—	404	706	—	1,110
Prepaid expenses and other current assets	—	14	132	132	—	278
Intercompany receivables	—	270	177	134	(581)	—
Total current assets	—	284	737	1,235	(581)	1,675
Non-current assets
Property, plant and equipment, net	—	—	303	257	—	560
Goodwill	—	—	5,046	2,306	—	7,352
Other intangible assets, net	—	—	4,088	467	—	4,555
Deferred tax assets	10	3	77	79	—	169
Other non-current assets	—	46	165	61	—	272
Equity investment in subsidiaries	5,157	—	5,663	—	(10,820)	—
Intercompany receivables	45	7,944	555	1,300	(9,844)	—
Total assets	$5,212	$8,277	$16,634	$5,705	$(21,245)	$14,583
Liabilities and equity:
Current liabilities
Accounts payable and other current liabilities	$—	$52	$347	$572	$—	$971
Deferred revenues	—	—	217	156	—	373
Income tax liabilities	—	—	12	44	—	56
Current portion of long-term debt, capital leaseobligations and short-term borrowings	—	340	15	7	—	362
Intercompany payables	—	14	414	153	(581)	—
Total current liabilities	—	406	1,005	932	(581)	1,762
Non-current liabilities
Long-term debt and capital lease obligations	—	5,843	81	17	—	5,941
Deferred tax liabilities	—	71	838	97	—	1,006
Intercompany loans	—	—	9,295	549	(9,844)	—
Other non-current liabilities	2	16	258	340	—	616
Total liabilities	2	6,336	11,477	1,935	(10,425)	9,325
Total stockholders’ equity	5,210	1,941	5,157	3,722	(10,820)	5,210
Noncontrolling interests	—	—	—	48	—	48
Total equity	5,210	1,941	5,157	3,770	(10,820)	5,258
Total liabilities and equity	$5,212	$8,277	$16,634	$5,705	$(21,245)	$14,583

Consolidating Balance Sheet

December 31, 2011

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Assets:
Current assets
Cash and cash equivalents	$—	$—	$33	$285	$—	$318
Trade and other receivables, net	—	—	369	711	—	1,080
Prepaid expenses and other current assets	—	15	134	110	—	259
Intercompany receivables	300	123	224	326	(973)	—
Total current assets	300	138	760	1,432	(973)	1,657
Non-current assets
Property, plant and equipment, net	—	—	367	242	—	609
Goodwill	—	—	4,989	2,166	—	7,155
Other intangible assets, net	—	—	4,121	440	—	4,561
Deferred tax assets	1	—	67	108	—	176
Other non-current assets	—	53	162	99	—	314
Equity investment in subsidiaries	4,574	—	4,731	—	(9,305)	—
Intercompany receivables	149	7,322	908	1,449	(9,828)	—
Total assets	$5,024	$7,513	$16,105	$5,936	$(20,106)	$14,472
Liabilities and equity:
Current liabilities
Accounts payable and other current liabilities	$31	$55	$388	$576	$—	$1,050
Deferred revenues	—	—	247	196	—	443
Income tax liabilities	—	—	7	44	—	51
Current portion of long-term debt, capital lease obligations and short-term borrowings	104	28	16	2	—	150
Intercompany payables	—	47	729	197	(973)	—
Total current liabilities	135	130	1,387	1,015	(973)	1,694
Non-current liabilities
Long-term debt and capital lease obligations	—	6,223	92	16	—	6,331
Deferred tax liabilities	—	80	883	33	—	996
Intercompany loans	—	—	8,926	902	(9,828)	—
Other non-current liabilities	2	14	243	297	—	556
Total liabilities	137	6,447	11,531	2,263	(10,801)	9,577
Total stockholders’ equity	4,887	1,066	4,574	3,665	(9,305)	4,887
Noncontrolling interests	—	—	—	8	—	8
Total equity	4,887	1,066	4,574	3,673	(9,305)	4,895
Total liabilities and equity	$5,024	$7,513	$16,105	$5,936	$(20,106)	$14,472

Consolidating Statement of Cash Flows

Consolidating Statement of Cash Flows

For the year ended December 31, 2012

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Consolidated
Net cash provided by/(used in) operating activities	$(1)	$127	$303	$373	$802
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	—	—	(142)	(18)	(160)
Proceeds from sale of subsidiaries and affiliates, net	—	—	(4)	—	(4)
Additions to property, plant and equipment and other assets	—	—	(59)	(73)	(132)
Additions to intangible assets	—	—	(204)	(22)	(226)
Net cash used in investing activities	—	—	(409)	(113)	(522)
Financing activities:
Proceeds from issuances of debt, net of issuance costs	—	1,998	—	1	1,999
Repayments of debt	(106)	(2,120)	(4)	—	(2,230)
Increase in other short-term borrowings	—	—	—	3	3
Capital contributions from parent	15	—	—	—	15
Activity under stock plans	—	—	(3)	(2)	(5)
Settlement of derivatives, intercompany and other financing activities	92	(5)	104	(289)	(98)
Net cash provided by/(used in) financing activities	1	(127)	97	(287)	(316)
Effect of exchange-rate changes on cash and cash equivalents	—	—	—	5	5
Net (decrease) in cash and cash equivalents	—	—	(9)	(22)	(31)
Cash and cash equivalents at beginning of period	—	—	33	285	318
Cash and cash equivalents at end of period	$—	$—	$24	$263	$287

Consolidating Statement of Cash Flows

For the year ended December 31, 2011

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Consolidated
Net cash provided by operating activities	$1	$132	$104	$422	$659
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	—	—	(112)	(20)	(132)
Proceeds from sale of subsidiaries and affiliates, net	—	—	4	1	5
Additions to property, plant and equipment and other assets	—	—	(102)	(75)	(177)
Additions to intangible assets	—	—	(172)	(18)	(190)
Other investing activities	—	—	(1)	—	(1)
Net cash used in investing activities	—	—	(383)	(112)	(495)
Financing activities:
Proceeds from issuances of debt, net of issuance costs	—	—	6	—	6
Repayments of debt	(505)	(1,603)	(2)	—	(2,110)
Decrease in other short-term borrowings	—	—	(2)	(4)	(6)
Capital contributions from parent	2,077	—	—	—	2,077
Activity under stock plans	—	—	(2)	—	(2)
Settlement of derivatives, intercompany and other financing activities	(1,578)	1,471	246	(361)	(222)
Net cash (used in)/provided by financing activities	(6)	(132)	246	(365)	(257)
Effect of exchange-rate changes on cash and cash equivalents	4	—	1	(12)	(7)
Net (decrease)/increase in cash and cash equivalents	(1)	—	(32)	(67)	(100)
Cash and cash equivalents at beginning of period	1	—	65	352	418
Cash and cash equivalents at end of period	$—	$—	$33	$285	$318

Consolidating Statement of Cash Flows

For the year ended December 31, 2010

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Consolidated
Net cash provided by/(used in) operating activities	$3	$(15)	$185	$371	$544
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	—	—	(35)	(20)	(55)
Proceeds from sale of subsidiaries and affiliates, net	—	—	17	—	17
Additions to property, plant and equipment and other assets	—	—	(112)	(66)	(178)
Additions to intangible assets	—	—	(143)	(13)	(156)
Other investing activities	—	—	2	5	7
Net cash used in investing activities	—	—	(271)	(94)	(365)
Financing activities:
Proceeds from issuances of debt, net of issuance costs	—	1,065	—	—	1,065
Repayments of debt	(64)	(1,161)	(3)	—	(1,228)
Increase/(decrease) in other short-term borrowings	—	—	4	(10)	(6)
Cash dividends paid to parent	(9)	—	—	—	(9)
Activity under stock plans	—	—	(4)	—	(4)
Settlement of derivatives, intercompany and other financing activities	69	109	—	(260)	(82)
Net cash (used in)/provided by financing activities	(4)	13	(3)	(270)	(264)
Effect of exchange-rate changes on cash and cash equivalents	—	—	(6)	(2)	(8)
Net (decrease)/increase in cash and cash equivalents	(1)	(2)	(95)	5	(93)
Cash and cash equivalents at beginning of period	2	2	160	347	511
Cash and cash equivalents at end of period	$1	$—	$65	$352	$418

Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Results of Operations for Discontinued Operations

Summarized results of operations for discontinued operations are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues	$—	$—	$8
Operating loss	—	—	(26)
Loss from operations before income taxes	—	—	(26)
Benefit for income taxes	—	—	9
Loss from operations	—	—	(17)
Gain/(loss) on sale, net of tax (1)	—	1	(5)
Income/(loss) from discontinued operations, net of tax	$—	1	$(22)

(1)

The gain for the year ended December 31, 2011 primarily related to a Publications property that was previously sold. The $5 million loss (net of a tax benefit of $3 million) for the year ended December 31, 2010 includes the net loss on the sale of the remaining Publications properties.

Summary of Major Catagories of Cash Flows from Discontinued Operations

Following are the major categories of cash flows from discontinued operations, as included in our consolidated statements of cash flows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Net cash provided by/(used in) operating activities	$67	$81	$(3)
Net cash used in investing activities	(11)	(6)	(17)
Net cash used in financing activities	—	—	—
	$56	$75	$(20)

Subsequent Event
Summarized Results of Operations for Discontinued Operations

Summarized results of operations for discontinued operations, including the discontinued operations disclosed in Note 4, are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012		2011		2010
Revenues	$205	$	204	$	199
Operating income	72		68		31
Interest expense	(23)		(28)		(41)
Income/(loss) from operations before income taxes	49		40		(10)
(Provision)/benefit for income taxes	(18)		(16)		1
Income/(loss) from operations	31		24		(9)
Gain/(Loss) on sale, net of tax	—		1		(5)
Net (loss)/income attributable to noncontrolling interests	(1)		1		1
Income/(loss) from discontinued operations, net of tax	$30	$	26	$	(13)

Description of Business, Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 Segment Country	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Venezuela	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Buildings and related leasehold improvements	Dec. 31, 2012 Minimum Equipment	Dec. 31, 2012 Maximum M	Dec. 31, 2012 Maximum Buildings and related leasehold improvements	Dec. 31, 2012 Maximum Equipment	May 31, 2008 Common Stock	Dec. 31, 2007 Common Stock	May 31, 2008 Preferred B shares
Accounting Policies [Line Items]
Percentage of total shares acquired											100.00%	99.40%	100.00%
Number of reportable segments	2
Number of countries in which entity operates	100
Equity method investment, percentage					20.00%			50.00%
Cost method investment, percentage	20.00%
Percentage of foreign currency devaluation				32.00%
Foreign currency exchange transaction (losses)/gains, net	$ (16)	$ (9)	$ 135	$ 12
Impairment in other expense	6
Cash equivalents original maturity period								3
Property, plant and equipment estimated useful life						25 years	3 years		50 years	10 years
Advertising and marketing expenses	18	20	20
Stock-based compensation expense	$ 33	$ 26	$ 18

Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule of Estimated Useful Life of Intangible Assets with Finite Lives (Detail)	12 Months Ended
Dec. 31, 2012
Trade names and trademarks
Finite Lived Intangible Assets [Line Items]
Weighted Average	16 years
Trade names and trademarks | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	5 years
Trade names and trademarks | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	20 years
Customer-related intangibles
Finite Lived Intangible Assets [Line Items]
Weighted Average	22 years
Customer-related intangibles | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	6 years
Customer-related intangibles | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	25 years
Covenants-not-to-compete
Finite Lived Intangible Assets [Line Items]
Weighted Average	5 years
Covenants-not-to-compete | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	2 years
Covenants-not-to-compete | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	7 years
Computer software
Finite Lived Intangible Assets [Line Items]
Weighted Average	4 years
Computer software | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	3 years
Computer software | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	7 years
Patents and other
Finite Lived Intangible Assets [Line Items]
Weighted Average	5 years
Patents and other | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	3 years
Patents and other | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	10 years

Business Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Net of cash paid for acquisitions	$ 160	$ 123	$ 55

Business Divestitures - Summarized Results of Operations for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Income/(loss) from discontinued operations, net of tax	$ 30		$ 26		$ (13)
Segment, Discontinued Operations
Discontinued Operations And Disposal Groups [Abstract]
Revenues					8
Operating loss					(26)
Income/(loss) from operations before income taxes					(26)
Benefit for income taxes					9
Loss from operations					(17)
Gain/(loss) on sale, net of tax		[1]	1	[1]	(5)	[1]
Income/(loss) from discontinued operations, net of tax			$ 1		$ (22)

[1]	The gain for the year ended December��31, 2011 primarily related to a Publications property that was previously sold. The $5 million loss (net of a tax benefit of $3 million) for the year ended December��31, 2010 includes the net loss on the sale of the remaining Publications properties.

Business Divestitures - Summarized Results of Operations for Discontinued Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
(Gain)/loss on sale of discontinued operations, net of tax	$ (1)	$ 5
Tax effect		$ 3

Business Divestitures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Net cash paid for divestiture of business	$ 4
Cash consideration received on divestitures		5	17
Cash settlement on discontinued operations				12
Legal fees for settlement of discontinued operations			7
Tax effect on settlement of discontinued operations			$ 5

Goodwill and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Buy	Dec. 31, 2011 Buy	Dec. 31, 2012 Watch	Dec. 31, 2011 Watch	Dec. 31, 2012 Expositions	Dec. 31, 2010 Expositions
Goodwill [Line Items]
Balance beginning	$ 7,155	$ 7,096	$ 3,055	$ 2,990	$ 3,540	$ 3,546	$ 560	$ 560
Acquisitions, divestitures and other adjustments	136	123	14	123	117		5
Effect of foreign currency translation	61	(64)	57	(58)	4	(6)
Balance ending	7,352	7,155	3,126	3,055	3,661	3,540	565	560
Cumulative Impairments	$ 378				$ 376		$ 2

Goodwill and Other Intangible Assets - Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite And Indefinite Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	$ 4,452	$ 4,140
Amortized intangibles, Accumulated Amortization	(1,818)	(1,500)
Trade names and trademarks
Finite And Indefinite Intangible Assets [Line Items]
Indefinite-lived intangibles, Gross Amounts	1,921	1,921
Amortized intangibles, Gross Amounts	128	113
Indefinite-lived intangibles, Accumulated Amortization
Amortized intangibles, Accumulated Amortization	(46)	(37)
Customer-related intangibles
Finite And Indefinite Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	2,882	2,823
Amortized intangibles, Accumulated Amortization	(886)	(747)
Covenants-not-to-compete
Finite And Indefinite Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	36	32
Amortized intangibles, Accumulated Amortization	(25)	(22)
Computer software
Finite And Indefinite Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	1,316	1,089
Amortized intangibles, Accumulated Amortization	(804)	(648)
Patents and other
Finite And Indefinite Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	90	83
Amortized intangibles, Accumulated Amortization	$ (57)	$ (46)

Goodwill and Other Intangible Assets - Summary of Estimated Future Amortization Expense from Continuing Operations(Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
2013	$ 310
2014	283
2015	250
2016	175
2017	146
Thereafter	1,312
Total estimated future amortization expenses	$ 2,476

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill deductible for income tax purposes	$ 122
Amortization expense, intangible assets	294	292	292
Amortization expense, computer software	$ 151	$ 152	$ 156
Patent rights	Nielsen brand awareness and recognition has existed for over 50 years

Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 1,307	$ 1,290
Less accumulated depreciation and amortization	(747)	(681)
Property, plant and equipment, Net	560	609
Land and buildings
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	341	359
Information and communication equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	839	771
Furniture, equipment and other
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 127	$ 160

Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization expense from continuing operations	$ 182	$ 171	$ 167
Depreciation and amortization	493	502	530
Capital leases and other financing obligations
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization	7	7	7
Capital leases and other financing obligations	$ 139	$ 144

Fair Value Measurements - Financial Assets and Liabilities Measured on Recurring Basis (Detail) (Financial assets and Liabilities Measured on Recurring Basis, USD $)
In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets:
Asset	$ 37		$ 43
Liabilities:
Liabilities	44		44
Level 1
Assets:
Asset	37		43
Liabilities:
Liabilities	22		20
Level 2
Assets:
Asset
Liabilities:
Liabilities	22		24
Level 3
Assets:
Asset
Liabilities:
Liabilities
Investments in equity securities
Assets:
Asset	13	[1]	21	[1]
Investments in equity securities | Level 1
Assets:
Asset	13	[1]	21	[1]
Investments in equity securities | Level 2
Assets:
Asset		[1]		[1]
Investments in equity securities | Level 3
Assets:
Asset		[1]		[1]
Plan assets for deferred compensation
Assets:
Asset	22	[2]	20	[2]
Plan assets for deferred compensation | Level 1
Assets:
Asset	22	[2]	20	[2]
Plan assets for deferred compensation | Level 2
Assets:
Asset		[2]		[2]
Plan assets for deferred compensation | Level 3
Assets:
Asset		[2]		[2]
Investment in mutual funds
Assets:
Asset	2	[3]	2	[3]
Investment in mutual funds | Level 1
Assets:
Asset	2	[3]	2	[3]
Investment in mutual funds | Level 2
Assets:
Asset		[3]		[3]
Investment in mutual funds | Level 3
Assets:
Asset		[3]		[3]
Interest rate swap arrangements
Liabilities:
Liabilities	22	[4]	24	[4]
Interest rate swap arrangements | Level 1
Liabilities:
Liabilities		[4]		[4]
Interest rate swap arrangements | Level 2
Liabilities:
Liabilities	22	[4]	24	[4]
Interest rate swap arrangements | Level 3
Liabilities:
Liabilities		[4]		[4]
Deferred compensation liabilities
Liabilities:
Liabilities	22	[5]	20	[5]
Deferred compensation liabilities | Level 1
Liabilities:
Liabilities	22	[5]	20	[5]
Deferred compensation liabilities | Level 2
Liabilities:
Liabilities		[5]		[5]
Deferred compensation liabilities | Level 3
Liabilities:
Liabilities		[5]		[5]

[1]	Investments in equity securities are carried at fair value, which is based on the quoted market price at period end in an active market. These investments are classified as available-for-sale with any unrealized gains or losses resulting from changes in fair value recorded, net of tax, as a component of accumulated other comprehensive income/(loss) until realized. Nielsen assesses declines in the value of individual investments to determine whether such decline is other than temporary and thus the investment is impaired by considering available evidence.��For the year ended December��31, 2012, the Company recorded a $6 million impairment in Other Expense, net in the consolidated statement of operations for a decline in value of an investment in an equity security that was determined to be other-than-temporary.
[2]	Plan assets are comprised of investments in mutual funds, which are intended to fund liabilities arising from deferred compensation plans. These investments are carried at fair value, which is based on quoted market prices at period end in active markets. These investments are classified as trading securities with any gains or losses resulting from changes in fair value recorded in other expense, net in the consolidated statements of operations.
[3]	Investments in mutual funds are money-market accounts held with the intention of funding certain specific retirement plans.
[4]	Derivative financial instruments include interest rate swap arrangements recorded at fair value based on externally-developed valuation models that use readily observable market parameters and the consideration of counterparty risk.
[5]	The Company offers certain employees the opportunity to participate in a deferred compensation plan. A participant���s deferrals are invested in a variety of participant directed stock and bond mutual funds and are classified as trading securities. Changes in the fair value of these securities are measured using quoted prices in active markets based on the market price per unit multiplied by the number of units held exclusive of any transaction costs. A corresponding adjustment for changes in fair value of the trading securities is also reflected in the changes in fair value of the deferred compensation obligation.

Fair Value Measurements - Financial Assets and Liabilities Measured on Recurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Impairment in other expense	$ 6

Fair Value Measurements - Outstanding Interest Rate Swaps (Detail)	12 Months Ended
	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on March 2013 USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2013 USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2014 USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on September 2015 USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2015 USD ($)	Dec. 31, 2012 Euro term loan floating-to-fixed rate swaps Maturing on November 2015 EUR (€)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2016 USD ($)
Derivative Instruments Gain Loss [Line Items]
Notional Amount	$ 250,000,000	$ 1,000,000,000	$ 250,000,000	$ 250,000,000	$ 125,000,000	€ 125,000,000	$ 500,000,000
Maturity Date	Mar 1, 2013	Nov 1, 2013	Nov 1, 2014	Sep 1, 2015	Nov 1, 2015	Nov 1, 2015	Nov 1, 2016

Fair Value Measurements - Fair Values of Derivative Instruments in Consolidated Balance Sheets (Detail) (Interest rate swap arrangements, Derivatives designated as hedging instruments, USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest rate swap arrangements | Derivatives designated as hedging instruments
Derivatives Fair Value [Line Items]
Accounts Payable and Other Current Liabilities	$ 6	$ 10
Other Non-Current Liabilities	$ 16	$ 14

Fair Value Measurements - Derivatives in Cash Flow Hedging Relationships (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate swaps
Derivative Instruments Gain Loss [Line Items]
Amount of Loss Recognized in OCI on Derivatives (Effective Portion)	$ 23	$ 38	$ 12
Interest expense
Derivative Instruments Gain Loss [Line Items]
Amount of Loss Reclassified from OCI into Income (Effective Portion)	25	21	14
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)		$ 19	$ 50

Fair Value Measurements - Derivatives Not Designated as Hedging Instruments (Detail) (Derivatives not designated as hedging instruments, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Amount of Loss Recognized in Statement of Operations on Derivatives		$ 1	$ 27
Interest rate swap arrangements
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Amount of Loss Recognized in Statement of Operations on Derivatives		1	18
Foreign currency forward contract
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Amount of Loss Recognized in Statement of Operations on Derivatives			$ 9

Fair Value Measurements - Additional Information (Detail)	12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Interest rate swap arrangements	Nov. 30, 2012 Interest rate swap arrangements Derivatives designated as hedging instruments USD ($)	Nov. 30, 2011 Interest rate swap arrangements Derivatives designated as hedging instruments USD ($)	Nov. 30, 2011 Interest rate swap arrangements Derivatives designated as hedging instruments EUR (€)	Mar. 31, 2010 Interest rate swap arrangements Derivatives designated as hedging instruments USD ($)	Feb. 28, 2010 Interest rate swap arrangements Derivatives designated as hedging instruments USD ($)	Aug. 31, 2011 Forward interest swap Derivatives designated as hedging instruments USD ($)	Nov. 30, 2010 Forward interest swap Derivatives designated as hedging instruments USD ($)
Fair Value Disclosures [Line Items]
Maturity Date		Nov 1, 2016
Notional amount of interest rate swap			$ 500,000,000	$ 125,000,000	€ 125,000,000	$ 250,000,000		$ 250,000,000	$ 1,000,000,000
Interest rate swap maturity term			4 years	4 years	4 years	3 years		4 years	3 years
Average variable interest rate			0.57%					0.84%	0.72%
Lower variable interest rate range				0.84%	0.84%
Higher variable interest rate range				1.30%	1.30%
Additional notional amount of interest rate swap									250,000,000
Variable interest rate						1.69%			1.26%
Matured notional amount of interest rate swap							500,000,000
Pre-tax losses from accumulated other comprehensive loss to interest expense expected to be recognized in next twelve months	$ 14,000,000

Restructuring Activities - Summary of Changes in Liabilities for Restructuring Activities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost And Reserve [Line Items]
Beginning balance	$ 67	$ 65	$ 75
Restructuring charges	85	83	59
Payments	(82)	(82)	(70)
Non-cash charges and other adjustments	(6)	1	4
Effect of foreign currency translation			(3)
Ending balance	64	67	65
Transformation Initiative
Restructuring Cost And Reserve [Line Items]
Beginning balance		2	46
Restructuring charges			(9)
Payments		(2)	(37)
Non-cash charges and other adjustments			3
Effect of foreign currency translation			(1)
Ending balance			2
Productivity Initiatives and Legacy Programs
Restructuring Cost And Reserve [Line Items]
Beginning balance	67	63	29
Restructuring charges	85	83	68
Payments	(82)	(80)	(33)
Non-cash charges and other adjustments	(6)	1	1
Effect of foreign currency translation			(2)
Ending balance	$ 64	$ 67	$ 63

Restructuring Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Reserve [Line Items]
Restructuring reserve	$ 64	$ 67	$ 65	$ 75
Restructuring actions for remaining liabilities, current	53
Restructuring charges	85	83	59
Employee severance
Restructuring Reserve [Line Items]
Net credits related to previously established liabilities			9
Employee severance | Productivity Initiatives and Legacy Programs
Restructuring Reserve [Line Items]
Restructuring charges	85	83	68
Lease termination charges | Productivity Initiatives and Legacy Programs
Restructuring Reserve [Line Items]
Restructuring charges	$ 5		$ 11

Pensions and Other Post-Retirement Benefits - Summary of Benefit Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in projected benefit obligation
Benefit obligation at beginning of period	$ 1,441	$ 1,378
Service cost	17	17	14
Interest cost	66	72	69
Plan participants��� contributions	2	3
Actuarial losses	204	68
Benefits paid	(69)	(68)
Expenses paid	(3)	(4)
Premiums paid	(1)	(1)
Amendments	(2)
Curtailments	(1)	(2)
Settlements	(2)	(2)
Acquisition	2
Effect of foreign currency translation	32	(20)
Benefit obligation at end of period	1,686	1,441	1,378
Change in plan assets
Fair value of plan assets at beginning of period	1,272	1,263
Actual return on plan assets	147	45
Employer contributions	64	53
Plan participants��� contributions	2	3
Benefits paid	(69)	(68)
Expenses paid	(3)	(4)
Premiums paid	(1)	(1)
Settlements	(2)	(2)
Insurance	4
Effect of foreign currency translation	27	(17)
Fair value of plan assets at end of period	1,441	1,272	1,263
Funded status	(245)	(169)
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	9	44
Current liabilities	(2)	(2)
Accrued benefit liability included in other non-current liabilities	(252)	(211)
Net amount recognized	(245)	(169)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	137	99
Amortization of net loss	(11)	(3)	1
Total recognized in other comprehensive income/(loss)	126	95
Amortization and impact of curtailments/settlements		(4)
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	389	263
The Netherlands
Change in projected benefit obligation
Benefit obligation at beginning of period	606	594
Service cost	3	4	4
Interest cost	28	31	29
Plan participants��� contributions		1
Actuarial losses	112	29
Benefits paid	(33)	(35)
Expenses paid	(2)	(3)
Premiums paid
Amendments
Curtailments
Settlements
Acquisition
Effect of foreign currency translation	13	(15)
Benefit obligation at end of period	727	606	594
Change in plan assets
Fair value of plan assets at beginning of period	639	663
Actual return on plan assets	79	22
Employer contributions	7	5
Plan participants��� contributions		1
Benefits paid	(33)	(35)
Expenses paid	(2)	(3)
Premiums paid
Settlements
Insurance	4
Effect of foreign currency translation	13	(14)
Fair value of plan assets at end of period	707	639	663
Funded status	(20)	33
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets		36
Current liabilities
Accrued benefit liability included in other non-current liabilities	(20)	(3)
Net amount recognized	(20)	33
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	65	39
Amortization of net loss	(3)		1
Total recognized in other comprehensive income/(loss)	62	39
Amortization and impact of curtailments/settlements
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	165	103
United States
Change in projected benefit obligation
Benefit obligation at beginning of period	284	267
Service cost
Interest cost	13	15	15
Plan participants��� contributions
Actuarial losses	8	12
Benefits paid	(10)	(10)
Expenses paid
Premiums paid
Amendments
Curtailments
Settlements
Acquisition
Effect of foreign currency translation
Benefit obligation at end of period	295	284	267
Change in plan assets
Fair value of plan assets at beginning of period	221	204
Actual return on plan assets	29	8
Employer contributions	8	19
Plan participants��� contributions
Benefits paid	(10)	(10)
Expenses paid
Premiums paid
Settlements
Insurance
Effect of foreign currency translation
Fair value of plan assets at end of period	248	221	204
Funded status	(47)	(63)
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets
Current liabilities
Accrued benefit liability included in other non-current liabilities	(47)	(63)
Net amount recognized	(47)	(63)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	(3)	22
Amortization of net loss	(4)	(2)
Total recognized in other comprehensive income/(loss)	(7)	19
Amortization and impact of curtailments/settlements		(3)
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	74	81
Other
Change in projected benefit obligation
Benefit obligation at beginning of period	551	517
Service cost	14	13
Interest cost	25	26
Plan participants��� contributions	2	2
Actuarial losses	84	27
Benefits paid	(26)	(23)
Expenses paid	(1)	(1)
Premiums paid	(1)	(1)
Amendments	(2)
Curtailments	(1)	(2)
Settlements	(2)	(2)
Acquisition	2
Effect of foreign currency translation	19	(5)
Benefit obligation at end of period	664	551
Change in plan assets
Fair value of plan assets at beginning of period	412	396
Actual return on plan assets	39	15
Employer contributions	49	29
Plan participants��� contributions	2	2
Benefits paid	(26)	(23)
Expenses paid	(1)	(1)
Premiums paid	(1)	(1)
Settlements	(2)	(2)
Insurance
Effect of foreign currency translation	14	(3)
Fair value of plan assets at end of period	486	412
Funded status	(178)	(139)
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	9	8
Current liabilities	(2)	(2)
Accrued benefit liability included in other non-current liabilities	(185)	(145)
Net amount recognized	(178)	(139)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	75	38
Amortization of net loss	(4)
Total recognized in other comprehensive income/(loss)	71	37
Amortization and impact of curtailments/settlements		(1)
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	$ 150	$ 79

Pensions and Other Post-Retirement Benefits - Total Accumulated Benefit Obligation and Minimum Liability Changes for Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Accumulated benefit obligation	$ 1,618	$ 1,392	$ 1,318
Projected benefit obligation	1,550	849
Accumulated benefit obligation	1,498	802
Fair value of plan assets	1,302	635
Projected benefit obligation	1,647	849
Accumulated benefit obligation	1,582	802
Fair value of plan assets	1,394	635
The Netherlands
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Projected benefit obligation	727	48
Accumulated benefit obligation	724	46
Fair value of plan assets	707	45
Projected benefit obligation	727	48
Accumulated benefit obligation	724	46
Fair value of plan assets	707	45
United States
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Projected benefit obligation	295	284
Accumulated benefit obligation	295	284
Fair value of plan assets	248	221
Projected benefit obligation	295	284
Accumulated benefit obligation	295	284
Fair value of plan assets	248	221
Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Projected benefit obligation	528	517
Accumulated benefit obligation	479	472
Fair value of plan assets	347	369
Projected benefit obligation	625	517
Accumulated benefit obligation	563	472
Fair value of plan assets	$ 439	$ 369

Pensions and Other Post-Retirement Benefits - Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Service cost	$ 17	$ 17	$ 14
Interest cost	66	72	69
Expected return on plan assets	(81)	(83)	(81)
Amortization of net (gain) loss	11	3	(1)
Net periodic pension cost	13	8	(1)
Curtailment gain		(1)	(2)
The Netherlands
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Service cost	3	4	4
Interest cost	28	31	29
Expected return on plan assets	(34)	(37)	(37)
Amortization of net (gain) loss	3		(1)
Net periodic pension cost		(2)	(5)
United States
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Service cost
Interest cost	13	15	15
Expected return on plan assets	(18)	(18)	(18)
Amortization of net (gain) loss	4	2
Net periodic pension cost	(1)	(1)	(3)
Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Service cost	14	13	10
Interest cost	25	26	25
Expected return on plan assets	(29)	(28)	(26)
Amortization of net (gain) loss	4	1
Net periodic pension cost	14	11	7
Curtailment gain		$ (1)	$ (2)

Pensions and Other Post-Retirement Benefits - Component of Accumulated Other Comprehensive Income/(Loss) Expected to be Recognized (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Net actuarial loss	$ (21)
The Netherlands
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Net actuarial loss	(6)
United States
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Net actuarial loss	(5)
Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Net actuarial loss	$ (10)

Pensions and Other Post-Retirement Benefits - Weighted Average Assumptions Underlying Pension Computations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension benefit obligation:
- discount rate	3.80%	4.70%	5.20%
- rate of compensation increase	2.10%	2.00%	2.10%
Net periodic pension costs:
- discount rate	4.70%	5.20%	5.70%
- rate of compensation increase	2.00%	2.10%	2.10%
- expected long-term return on plan assets	6.20%	6.30%	6.50%

Pensions and Other Post-Retirement Benefits - Weighted Average Asset Allocations by Asset Category (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Weighted average asset allocations	100.00%	100.00%
Equity securities
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Weighted average asset allocations	37.00%	36.00%
Fixed income securities
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Weighted average asset allocations	54.00%	55.00%
Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Weighted average asset allocations	9.00%	9.00%
The Netherlands
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Weighted average asset allocations	100.00%	100.00%
The Netherlands | Equity securities
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Weighted average asset allocations	22.00%	23.00%
The Netherlands | Fixed income securities
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Weighted average asset allocations	62.00%	61.00%
The Netherlands | Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Weighted average asset allocations	16.00%	16.00%
United States
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Weighted average asset allocations	100.00%	100.00%
United States | Equity securities
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Weighted average asset allocations	60.00%	60.00%
United States | Fixed income securities
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Weighted average asset allocations	40.00%	39.00%
United States | Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Weighted average asset allocations		1.00%
Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Weighted average asset allocations	100.00%	100.00%
Other | Equity securities
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Weighted average asset allocations	47.00%	44.00%
Other | Fixed income securities
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Weighted average asset allocations	49.00%	52.00%
Other | Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Weighted average asset allocations	4.00%	4.00%

Pensions and Other Post-Retirement Benefits - Assets at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	$ 1,441	$ 1,272	$ 1,263
Cash and equivalents
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	3	11
Equity securities ��� U.S.
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	168	146
Equity securities ��� non-U.S.
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	361	314
Real estate
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	32	32
Corporate bonds
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	543	496
Debt issued by national, state or local government
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	236	195
Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	98	78
Level 1
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	222	229
Level 1 | Cash and equivalents
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	2	10
Level 1 | Equity securities ��� U.S.
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	31	27
Level 1 | Equity securities ��� non-U.S.
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	35	33
Level 1 | Corporate bonds
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	110	103
Level 1 | Debt issued by national, state or local government
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	41	53
Level 1 | Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	3	3
Level 2
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	1,110	951
Level 2 | Cash and equivalents
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	1	1
Level 2 | Equity securities ��� U.S.
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	137	119
Level 2 | Equity securities ��� non-U.S.
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	326	281
Level 2 | Corporate bonds
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	433	393
Level 2 | Debt issued by national, state or local government
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	195	142
Level 2 | Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	18	15
Level 3
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	109	92
Level 3 | Real estate
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	32	32
Level 3 | Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	$ 77	$ 60

Pensions and Other Post-Retirement Benefits - Summary of Changes in Fair Value of Pension Plans Level 3 Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Actual return on plan assets:
Effect of foreign currency translation	$ 27	$ (17)
Level 3
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Balance, beginning of year	92	85
Actual return on plan assets:
Unrealized gains	16	10
Effect of foreign currency translation	1	(3)
Balance, end of year	109	92
Real estate | Level 3
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Balance, beginning of year		32
Actual return on plan assets:
Unrealized gains		1
Effect of foreign currency translation		(1)
Balance, end of year	32	32
Other | Level 3
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Balance, beginning of year	60	53
Actual return on plan assets:
Unrealized gains	16	9
Effect of foreign currency translation	1	(2)
Balance, end of year	$ 77	$ 60

Pensions and Other Post-Retirement Benefits - Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans Postretirement And Other Employee Benefits [Line Items]
2013	$ 66
2014	68
2015	72
2016	73
2017	77
2018-2022	412
The Netherlands
Pension Plans Postretirement And Other Employee Benefits [Line Items]
2013	35
2014	36
2015	37
2016	37
2017	38
2018-2022	192
United States
Pension Plans Postretirement And Other Employee Benefits [Line Items]
2013	10
2014	10
2015	11
2016	11
2017	12
2018-2022	68
Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
2013	21
2014	22
2015	24
2016	25
2017	27
2018-2022	$ 152

Pensions and Other Post-Retirement Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Curtailment gains		$ 1	$ 2
Defined contribution plan expenses	37	37	35
Percentage of contribution by the employer, minimum	3.00%
The Netherlands
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Contribution to pension plan	7
Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Contribution to pension plan	$ 40
Equity securities
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Allocation of assets	40.00%
Fixed income securities
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Allocation of assets	56.00%
Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Allocation of assets	4.00%

Long-term Debt and Other Financing Arrangements - Summary of Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	$ 6,184	$ 6,359
Weighted interest rate	4.86%	5.68%
Capital lease and other financing obligations	107	115
Bank overdrafts	5	1
Short-term debt	7	6
Total debt and other financing arrangements	6,303	6,481
Current portion of long-term debt, capital lease obligations and short-term borrowings	362	150
Long-term debt and capital lease obligations	5,941	6,331
Long-term debt, Fair Value	6,334	6,475
Senior secured term loan due 2013 | LIBOR based variable rate
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	218	1,287
Long-term debt, Fair Value	218	1,270
Senior secured term loan due 2013 | Euro LIBOR based variable rate
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	34	186
Long-term debt, Fair Value	34	183
Senior secured term loan due 2016 | LIBOR based variable rate
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	2,315	2,338
Long-term debt, Fair Value	2,324	2,290
Senior secured term loan due 2016 | Euro LIBOR based variable rate
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	347	345
Long-term debt, Fair Value	347	338
Senior secured term loan due 2017
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount		500
Long-term debt, Fair Value		538
Senior secured term loan due 2017 | LIBOR based variable rate
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	1,176
Long-term debt, Fair Value	1,173
Senior secured credit facilities
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	4,090	4,656
Long-term debt, Fair Value	4,096	4,619
Senior debenture loan due 2016
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount		307
Long-term debt, Fair Value		350
Senior debenture loan due 2014
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	209	204
Long-term debt, Fair Value	232	234
Senior debenture loan due 2018
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	1,084	1,084
Long-term debt, Fair Value	1,211	1,165
Senior debenture loan due 2020
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	800
Long-term debt, Fair Value	794
Private placement debenture loan due 2012
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount		39
Long-term debt, Fair Value		39
Private placement debenture loan due 2012 | Euro LIBOR based variable rate
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount		65
Long-term debt, Fair Value		64
Debenture Loans
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	2,093	1,699
Weighted interest rate	7.60%	9.94%
Long-term debt, Fair Value	2,237	1,852
Other loans
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	1	4
Long-term debt, Fair Value	$ 1	$ 4
Senior secured credit facilities
Debt Instrument [Line Items]
Weighted interest rate	3.46%	4.13%

Long-term Debt and Other Financing Arrangements - Summary of Long-term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	Feb. 29, 2012	Dec. 31, 2012 Senior secured term loan due 2017 USD ($)	Nov. 30, 2012 Senior secured term loan due 2017 USD ($)	Dec. 31, 2012 Senior debenture loan due 2016	Dec. 31, 2011 Senior debenture loan due 2016 USD ($)	Dec. 31, 2012 Senior debenture loan due 2014 USD ($)	Dec. 31, 2011 Senior debenture loan due 2014 USD ($)	Dec. 31, 2012 Senior debenture loan due 2018 USD ($)	Dec. 31, 2011 Senior debenture loan due 2018 USD ($)	Dec. 31, 2012 Senior debenture loan due 2020 USD ($)	Dec. 31, 2011 Senior debenture loan due 2020 USD ($)	Dec. 31, 2012 Private placement debenture loan due 2012 EUR (€)	Dec. 31, 2012 LIBOR based variable rate Senior secured term loan due 2013 USD ($)	Dec. 31, 2011 LIBOR based variable rate Senior secured term loan due 2013 USD ($)	Dec. 31, 2012 LIBOR based variable rate Senior secured term loan due 2016 USD ($)	Dec. 31, 2011 LIBOR based variable rate Senior secured term loan due 2016 USD ($)	Dec. 31, 2012 LIBOR based variable rate Senior secured term loan due 2017 USD ($)	Dec. 31, 2011 LIBOR based variable rate Senior secured term loan due 2017 USD ($)	Dec. 31, 2012 Euro LIBOR based variable rate Senior secured term loan due 2013 EUR (€)	Dec. 31, 2011 Euro LIBOR based variable rate Senior secured term loan due 2013 EUR (€)	Dec. 31, 2012 Euro LIBOR based variable rate Senior secured term loan due 2016 EUR (€)	Dec. 31, 2011 Euro LIBOR based variable rate Senior secured term loan due 2016 EUR (€)	Dec. 31, 2012 Euro LIBOR based variable rate Senior secured revolving credit facility due 2016 USD ($)	Dec. 31, 2012 Euro LIBOR based variable rate Private placement debenture loan due 2012	Dec. 31, 2011 Euro LIBOR based variable rate Private placement debenture loan due 2012 EUR (€)
Debt Instrument [Line Items]
Debt instrument face value		$ 500	$ 500										$ 1,610	$ 1,610	$ 2,386	$ 2,386	$ 1,222	$ 1,222	€ 227	€ 227	€ 273	€ 273	$ 635
Senior debenture face amount					$ 325	$ 215	$ 215	$ 1,080	$ 1,080	$ 800	$ 800	€ 30													€ 50
Debt instrument, variable rate		8.50%											2.21%		3.67%		2.46%		2.05%		3.62%
Debt instrument interest rate stated percentage	6.75%			11.50%		11.63%		7.75%		4.50%		6.75%
Debt instrument maturity year		2017		2016		2014		2018		2020		2012	2013		2016		2017		2013		2016		2016	2012

Long-term Debt and Other Financing Arrangements - Schedule of Long-term Debt Currency Wise (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt [Line Items]
Carrying Amount of Long Term Debt	$ 6,184	$ 6,359
U.S. Dollars
Debt [Line Items]
Carrying Amount of Long Term Debt	5,803	5,724
Euro
Debt [Line Items]
Carrying Amount of Long Term Debt	381	635
Japanese Yen
Debt [Line Items]
Carrying Amount of Long Term Debt

Long-term Debt and Other Financing Arrangements - Annual Maturities of Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 341
2014	344
2015	150
2016	2,732
2017	733
Thereafter	1,884
Total	$ 6,184	$ 6,359

Long-term Debt and Other Financing Arrangements - Summary of Future Minimum Capital Lease Payments under Non-Cancelable Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 19
2014	15
2015	14
2016	14
2017	14
Thereafter	91
Total	167
Less: amount representing interest	60
Present value of minimum lease payments	107
Current portion	10
Total non-current portion	97
Present value of minimum lease payments	$ 107

Long-term Debt and Other Financing Arrangements - Additional Information (Detail)	1 Months Ended					12 Months Ended						0 Months Ended	1 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended			2 Months Ended	12 Months Ended											1 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Feb. 28, 2013	Apr. 30, 2012 EUR (€)	Feb. 28, 2012 USD ($)	Feb. 29, 2012 EUR (€)	Jan. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Jan. 31, 2011 EUR (€)	Apr. 16, 2008 Eurodollar Loans USD ($)	Mar. 31, 2011 Revolving credit commitments USD ($)	Dec. 31, 2012 Revolving credit commitments USD ($)	Dec. 31, 2011 Revolving credit commitments USD ($)	Mar. 31, 2011 New revolving credit commitments USD ($)	Dec. 31, 2012 7.75% Senior Notes Due 2018 USD ($)	Feb. 28, 2013 Base rate loans	Dec. 31, 2012 Debenture Loans USD ($)	Dec. 31, 2011 Debenture Loans USD ($)	Dec. 31, 2011 Private placement debenture loan due 2011 JPY (¥)	May 31, 2011 Private placement debenture loan due 2012 EUR (€)	Dec. 31, 2012 Private placement debenture loan due 2012	Dec. 31, 2011 Private placement debenture loan due 2012 USD ($)	Dec. 31, 2010 Other loans USD ($)	Dec. 31, 2010 Other loans USD ($)	Dec. 31, 2009 Other loans USD ($)	Dec. 31, 2012 Other loans USD ($)	Dec. 31, 2011 Other loans USD ($)	Dec. 31, 2012 Other loans Euro Denominated Variable Rate Senior Secured Term Loans Due Two Thousand Thirteen	Dec. 31, 2012 Other loans Euro Denominated Variable Rate Senior Secured Term Loans Due Two Thousand Sixteen	Feb. 28, 2013 Luxco owned	Dec. 31, 2012 Luxco owned	Dec. 31, 2011 Luxco owned	Feb. 28, 2013 Nielsen common stock USD ($)	Dec. 31, 2012 Nielsen common stock USD ($)	Feb. 28, 2012 Minimum	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum LIBOR Rate Floating rate	Dec. 31, 2012 Minimum Base rate Floating rate	Feb. 28, 2012 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum LIBOR Rate Floating rate	Dec. 31, 2012 Maximum Base rate Floating rate	Jan. 31, 2011 6.25% Mandatory Convertible Subordinated Bonds due 2013 USD ($)	Feb. 28, 2011 11.50% Senior Discount Notes Due 2016 USD ($)	Apr. 30, 2009 11.50% Senior Discount Notes Due 2016	Apr. 30, 2009 11.50% Senior Discount Notes Due 2016 Prepaid its 8.50% Senior Secured Term Loan due 2017 USD ($)	Feb. 28, 2011 11.625% Senior Discount Notes Due 2014 USD ($)	Feb. 28, 2011 12.50% Senior Subordinated Discount Notes Due 2016 USD ($)	Aug. 31, 2006 12.50% Senior Subordinated Discount Notes Due 2016 USD ($)	Aug. 31, 2006 11.125% Senior Discount Debenture Notes due 2016 EUR (€)	Mar. 31, 2011 11.125% Senior Discount Debenture Notes due 2016 USD ($)	Dec. 31, 2012 Senior secured term loan due 2016	Dec. 31, 2011 Senior secured term loan due 2016 LIBOR Loan	Dec. 31, 2011 Senior secured term loan due 2016 Base rate loans	Dec. 31, 2011 Senior secured term loan due 2016 Minimum LIBOR Loan	Dec. 31, 2011 Senior secured term loan due 2016 Minimum Base rate loans	Dec. 31, 2011 Senior secured term loan due 2016 Maximum LIBOR Loan	Dec. 31, 2011 Senior secured term loan due 2016 Maximum Base rate loans	Dec. 31, 2011 Senior secured term loan due 2013 Minimum LIBOR Loan	Dec. 31, 2011 Senior secured term loan due 2013 Minimum Base rate loans	Dec. 31, 2011 Senior secured term loan due 2013 Maximum LIBOR Loan	Dec. 31, 2011 Senior secured term loan due 2013 Maximum Base rate loans	Oct. 31, 2012 4.50% Senior Notes due 2020 USD ($)	Nov. 30, 2010 10% Senior Notes due 2014 USD ($)	Aug. 31, 2006 10% Senior Notes due 2014 USD ($)	Apr. 16, 2008 10% Senior Notes due 2014 USD ($)	Aug. 31, 2006 9% Senior Notes due 2014	Dec. 31, 2010 9% Senior Notes due 2014	Aug. 31, 2006 9% Senior Notes due 2014 Eurodollar Loans EUR (€)	Dec. 31, 2010 9% Senior Notes due 2014 Eurodollar Loans EUR (€)	Jan. 31, 2009 11.625% Senior Notes Due 2014 USD ($)	Apr. 30, 2009 11.50% Senior Notes Due 2016 USD ($)
Debt Instrument [Line Items]
Common stock, shares issued in initial public offering					82,142,858
Common stock, par value									€ 0.2	€ 0.2	€ 0.07
Issue price per share					$ 23
Proceeds from initial offering					$ 1,801,000,000
Underwriter discounts					88,000,000
Issuance of Mandatory Convertible Subordinated Bonds																																													288,000,000
Debt instrument interest rate stated percentage				6.75%																	2.50%		6.75%																						6.25%	11.50%			11.63%	12.50%			11.13%
Proceeds from issuance of bonds																																													277,000,000
Underwriter discounts on issue of bonds																																													11,000,000
Convertible Subordinated Bonds maturity date																																													Feb 1, 2013
Bonds converted to common stock						10,416,700																																10,416,700				12,499,925
Number of shares issued per bond conversion																																						1.8116				2.1739
Conversion rate						$ 50
Consecutive trading period						25 days
Initial price per share						$ 23
Threshold appreciation price per share						$ 27.6
Common stock conversion per share price						$ 27.6
Payment to redeem outstanding senior notes																																														201,000,000			129,000,000	1,133,000,000			495,000,000
Face value of Senior Notes redeemed																																														164,000,000			107,000,000	999,000,000
Total long-term debt, Carrying Amount						6,184,000,000	6,359,000,000												2,093,000,000	1,699,000,000				39,000,000				1,000,000	4,000,000																	467,000,000
Debt instrument face value																																														500,000,000			330,000,000	1,070,000,000
Senior notes outstanding																																																	307,000,000
Percentage for aggregate principal amount																																																		105.89%			104.87%
Debt extinguishment charge						231,000,000
Common stock, shares outstanding						258,463,857	258,463,857																									195,463,201	236,266,399	270,746,445
Percentage of owned shares																																52.00%	65.00%	75.00%
Common stock, shares issued						258,463,857	258,463,857																												40,814,883	34,500,000
Common stock par value																																			$ 32.55	$ 30.25
Original principal amount repaid	1.00%		3.33%																																																			0.25%
Federal funds rate plus							0.50%
Company's secured leverage ratio in case of base rate loans																																																													2.00%	1.00%	2.25%	1.25%
Applicable margin for senior secured term loans, base rate loans	3.00%																																																						3.75%	2.75%
Total leverage ratio for base rate loans																																																									3.25%	2.25%	3.75%	2.75%
Senior Secured Credit Agreement amortizing term, amended			5 years
Senior Secured Credit Agreement amended, principal amount			1,222,000,000
Margin under term loan facility	2.75%																	1.75%																			0.75%				1.50%
Margin on LIBOR loans																																					1.75%				2.50%
Debt instrument, maturity date			2017-02-28
Principal amount of notes issued			750,000,000														1,080,000,000																																																800,000,000									500,000,000
Original principal amount paid in first year			5.00%
Original principal amount paid in second year			5.00%
Original principal amount paid in third year			10.00%
Original principal amount paid in fourth year			10.00%
Original principal amount paid in fifth year			70.00%
Net restricted assets, subsidiary entities						5,200,000,000
Capital stock of non-U.S. subsidiaries of the company, percentage						65.00%
Debt instrument, maximum borrowing capacity													688,000,000			635,000,000
Debt instrument, maturity date													Aug 1, 2012			Apr 1, 2016
Debt instrument, interest rate																																							2.25%	1.25%			3.50%	2.50%
Credit commitment fee percentage																																							0.38%
Borrowings, outstanding														0	0
Letters of credit, outstanding														13,000,000	19,000,000
Debt instrument, remaining borrowing capacity														622,000,000
Redemption of Senior Notes and Senior Subordinated Discount Notes at a percentage of aggregated accreted principal plus accrued and unpaid interest																			101.00%
Interest rate																	7.75%																														11.50%				12.50%	11.13%													4.50%		10.00%		9.00%				11.63%	11.50%
Maturity price of Senior Notes																																																																	800
Cash proceeds from issue of notes, net of fees and expenses																	1,065,000,000																																																788,000,000								290,000,000	452,000,000
Incurring cost																																																115,000,000
Issue price of notes																	1,085,000,000																																																								297,000,000	461,000,000
Debt instrument maturity year																	2018						2012																												2016	2016																					2014	2016
Additional Notes issued																																																																				220,000,000					330,000,000
Issue of Notes																																																			1,070,000,000	343,000,000															650,000,000				150
Redemption of Senior Notes																																																																		870,000,000
Redemption of notes at a percentage of aggregate principal amount																																																																		105.00%				104.50%
Redemption of Senior Notes																																																																								150
Loss on redemption												90,000,000
Repayment of debt		50,000,000		30,000,000																	4,000,000,000	50,000,000
Acquisition price per share						$ 48
Unsecured note or loan amount commitment						1,300,000,000
Foreign currency translation adjustment, net of tax																									43,000,000	96,000,000	21,000,000
Income tax on Foreign currency translation adjustment																									17,000,000
Maturity Date of Term Loan																														2013	2016
Deferred financing costs						60,000,000	68,000,000
Issue of Notes to Related Parties						412,000,000	600,000,000
Interest expense associated with amounts held by Sponsors						20,000,000	26,000,000	29,000,000
Effective interest rates on capital leases and other financing activities																																						8.00%				10.00%
Interest expense related to capital leases and other financing transactions						9,000,000	10,000,000	11,000,000
Proceeds to be received from non-cancelable leases						$ 5,000,000

Stockholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2011
Stockholders Equity [Line Items]
Common stock, shares outstanding		258,463,857			258,463,857
Cash dividends paid		$ (15)	$ 9	€ 7
Dividend declared per share	$ 0.16
Cash dividend, date to be Paid	Mar 20, 2013
Dividend record date	Mar 6, 2013

Stock-Based Compensation - Summary of Assumptions Used in Options (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Based Compensation [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average volatility	28.56%	33.42%	60.05%
Minimum
Stock Based Compensation [Line Items]
Expected life (years)	3 years 6 months	3 years 6 months	2 years 10 months 6 days
Risk-free interest rate	0.38%	1.18%	1.28%
Expected volatility	28.00%	31.70%	58.00%
Maximum
Stock Based Compensation [Line Items]
Expected life (years)	6 years	6 years	4 years 2 months 1 day
Risk-free interest rate	0.83%	2.23%	2.12%
Expected volatility	30.30%	42.00%	63.00%

Stock-Based Compensation - Summary of Stock Option Plan Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Time Based and Performance Based Y	Dec. 31, 2010 Time Based and Performance Based Y	Dec. 31, 2009 Time Based and Performance Based Y
Stock Based Compensation [Line Items]
Number of Options, Outstanding beginning	18,582,027	16,120,209	16,354,797
Number of Options, Granted	4,133,381	4,307,002	1,094,353
Number of Options, Forfeited	(655,034)	(684,306)	(703,387)
Number of Options, Exercised	(2,372,536)	(1,160,878)	(625,554)
Number of Options, Outstanding ending	19,687,838	18,582,027	16,120,209
Number of Options, Exercisable outstanding	9,986,984
Weighted-Average Exercise Price, Outstanding beginning	$ 20.65	$ 17.63	$ 17.52
Weighted-Average Exercise Price, Granted	$ 28	$ 30	$ 18.76
Weighted-Average Exercise Price, Forfeited	$ (24.3)	$ (20.96)	$ (20.46)
Weighted-Average Exercise Price, Exercised	$ (14.64)	$ (13.2)	$ (13.42)
Weighted-Average Exercise Price, Outstanding ending	$ 22.8	$ 20.65	$ 17.63
Weighted-Average Exercise Price, Exercisable	$ 19.63
Weighted Average Remaining Contractual Term in Years, Outstanding Beginning				5.77	6.51	7.4
Weighted Average Remaining Contractual Term in Years, Outstanding Ending				5.16	6.51	7.4
Weighted Average Remaining Contractual Term in Years, Exercisable Ending				4.61
Aggregate Intrinsic, Outstanding Beginning				$ 175	$ 77	$ 29
Aggregate Intrinsic, Outstanding Ending				156	77	29
Aggregate Intrinsic, Exercisable				$ 112

Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Based Compensation [Line Items]
Vesting rate	75.00%
Vesting rate	25.00%
Tranches expire period	10 years
Stock-based compensation expense	$ 33	$ 26	$ 18
Tax benefit related to stock compensation expense	13	11	8
Stock options granted exercise prices	$ 28	$ 30	$ 18.76
Weighted-average grant date fair value of options granted	$ 7.25	$ 9.39	$ 8.05
Aggregate fair value of options vested	21	12	12
Intrinsic value of options exercised	34	18	4
Cash proceeds from exercise of options	32
Centerview Partners
Stock Based Compensation [Line Items]
Cumulative expense related to outstanding options	5
Stock Incentive Plan
Stock Based Compensation [Line Items]
Number of shares authorized for award of options	34,795,000
Time-based stock options
Stock Based Compensation [Line Items]
Stock options granted exercise prices			$ 18.41
Time-based stock options | Centerview Partners
Stock Based Compensation [Line Items]
Stock options granted	218,750
Time-based stock options | Stock Incentive Plan
Stock Based Compensation [Line Items]
Stock options granted	4,133,381	4,307,002
Time-based stock options | Equity Participation Plan
Stock Based Compensation [Line Items]
Stock options granted			919,052
Performance-based stock options
Stock Based Compensation [Line Items]
Stock options granted exercise prices			$ 36.8
Performance-based stock options | Centerview Partners
Stock Based Compensation [Line Items]
Stock options granted	312,500
Performance-based stock options | Equity Participation Plan
Stock Based Compensation [Line Items]
Stock options granted			175,301
2011 Time-based stock options
Stock Based Compensation [Line Items]
Vesting period	4 years
Vesting rate	25.00%
2010 Performance Based Stock Options
Stock Based Compensation [Line Items]
Vesting period			4 years
2009 Time-based awards
Stock Based Compensation [Line Items]
Vesting period	4 years
2008 Time-based awards
Stock Based Compensation [Line Items]
Vesting period	4 years
2007 Time-based awards
Stock Based Compensation [Line Items]
Vesting period	5 years
Stock options
Stock Based Compensation [Line Items]
Unearned stock-based compensation related to stock options	36
Unearned stock-based compensation, expected period to recognize	4 years
Restricted stock units (RSUs)
Stock Based Compensation [Line Items]
Vesting period	4 years
Vesting rate	25.00%
Unearned stock-based compensation, expected period to recognize	3 years 4 months 24 days
Estimated weighted average grant date fair value of restricted stock units	$ 27.99	$ 30.05	$ 19.2
Restricted stock units Vested	80,981
Unearned stock-based compensation of RSUs	$ 16
Restricted stock units (RSUs) | Stock Incentive Plan
Stock Based Compensation [Line Items]
Restricted stock units granted	687,300	248,450	6,250

Income Taxes - Components of Income from Continuing Operations Before Income Taxes and Equity in Net Income of Affiliates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Dutch	$ 46	$ 35	$ 146
Non-Dutch	339	52	(60)
Income from continuing operations before income taxes and equity in net income of affiliates	$ 385	$ 87	$ 86

Income Taxes - Provision/(Benefit) for Income Taxes Attributable to Income from Continuing Operations Before Income Taxes and Equity in Net Income of Affiliates (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Dutch	$ 8	$ 1	$ 13
Non-Dutch	95	127	109
Total current income tax provision (benefit)	103	128	122
Deferred:
Dutch	(1)	(13)	(3)
Non-Dutch	22	(111)	(173)
Total deferred income tax provision (benefit)	21	(124)	(176)
Total (benefit)/provision for income taxes	$ 124	$ 4	$ (54)

Income Taxes - Schedule of Provision/(Benefit) for Income Taxes as Per Dutch Federal Income Tax Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income from continuing operations before income taxes and equity in net income of affiliates	$ 385	$ 87	$ 86
Dutch statutory tax rate	25.00%	25.00%	25.50%
Provision/(benefit) for income taxes at the Dutch statutory rate	96	22	22
Tax impact on distributions from foreign subsidiaries	35	9	1
Effect of operations in non-Dutch jurisdictions, including foreign tax credits	12	(7)	(38)
U.S. state and local taxation	4	(5)	(25)
Withholding and other taxation	36	30	29
Effect of global financing activities	(51)	(38)	(28)
Changes in estimates for uncertain tax positions	43	12	2
Changes in valuation allowances	(16)	(25)	(25)
Effect of change in deferred tax rates	(40)
Other, net	5	6	8
Total (benefit)/provision for income taxes	$ 124	$ 4	$ (54)
Effective tax rate	32.20%	4.60%	(62.80%)

Income Taxes - Components of Current and Non-current Deferred Income Tax Assets/(Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 348	$ 394
Interest expense limitation	577	557
Deferred compensation	7	6
Deferred revenues/costs	29	31
Employee benefits	59	51
Tax credit carryforwards	113	96
Share-based payments	59	46
Accrued expenses	26	35
Other assets	52	38
Total deferred tax assets, gross	1,270	1,254
Valuation allowances	(248)	(193)
Deferred tax assets, net of valuation allowances	1,022	1,061
Intangible assets	(1,661)	(1,723)
Financial instruments	(50)	(54)
Fixed asset depreciation	(21)	(4)
Computer software	(69)	(43)
Total deferred income tax liabilities	(1,801)	(1,824)
Net deferred tax liability	(779)	(763)
Deferred income taxes, current	58	57
Deferred income taxes, non-current	(837)	(820)
Total	$ (779)	$ (763)

Income Taxes - Schedule of Reconciliation of Beginning and Ending Amount of Uncertain Tax Positions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Balance as of the beginning of period	$ 96	$ 114	$ 129
Additions for current year tax positions	1	4	3
Additions for tax positions of prior years	16		5
Reductions for lapses of statute of limitations	(19)	(22)	(22)
Effect of foreign currency translation			(1)
Balance as of the end of the period	$ 94	$ 96	$ 114

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 1,259,000,000	$ 1,176,000,000
Tax credit carryforwards	113,000,000	96,000,000
Operating loss carryforwards year of expiration	2013
Tax credit carryforwards expiration	2014
Valuation allowance related to operating loss and tax credit carryforwards	205,000,000	169,000,000
Valuation allowance	43,000,000	24,000,000
Excess book value of its investment	3,300,000,000
Uncertain tax positions	94,000,000	96,000,000	114,000,000	129,000,000
Unrecognized tax benefits	40,000,000	29,000,000
Possible reduction in uncertain tax positions, lower range	6,000,000
Possible reduction in uncertain tax positions, upper range	$ 14,000,000

Investments in Affiliates and Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			12 Months Ended
	Jan. 31, 2011	Dec. 31, 2012 Employees	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2012 Scarborough	Dec. 31, 2011 Scarborough	Dec. 31, 2010 Scarborough
Investments In And Advances To Affiliates [Line Items]
Investments in affiliates		$ 77,000,000		$ 74,000,000
Equity method investment, percentage					51.00%
Investments in affiliates, carrying value					53,000,000
Payments received through transactions, net					15,000,000	14,000,000	7,000,000
Receivable from affiliates		6,000,000		12,000,000
Selling, general and administrative expenses			12,000,000
Initial public offering amount		200,000,000
Term of agreement		8 years
Settlement amount	102,000,000
Number of employees enrolled in health benefit plans		7,300
Health Plan Fees		$ 2.5

Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Commitments	Oct. 01, 2007 February 2013	Dec. 31, 2012 February 2013
Commitment And Contingencies [Line Items]
Effective date of agreement	Oct 1, 2007
Extended agreement term	3 years
Expiry date of agreement	2020-12-31
Purchase amount of commitments				$ 100,000,000
Commitment to purchase services					1,000,000,000	2,500,000,000
Total expenses incurred under operating leases	88,000,000	97,000,000	96,000,000
Recognized rental income received under subleases	8,000,000	10,000,000	13,000,000
Aggregate future proceeds under non-cancelable subleases	40,000,000
Letters of credit issued and outstanding	$ 13,000,000	$ 19,000,000

Commitments and Contingencies - Minimum Annual Payments under Nielsen's Purchase Obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitment And Contingencies [Line Items]
Operating leases, 2013	$ 91
Operating leases, 2014	78
Operating leases, 2015	59
Operating leases, 2016	45
Operating leases, 2017	36
Operating leases, Thereafter	84
Operating leases, Total	393
Other contractual obligations, 2013	150
Other contractual obligations, 2014	47
Other contractual obligations, 2015	26
Other contractual obligations, 2016	12
Other contractual obligations, 2017	2
Other contractual obligations, Thereafter	2
Other contractual obligations, Total	239
Total, 2013	241
Total, 2014	125
Total, 2015	85
Total, 2016	57
Total, 2017	38
Total, Thereafter	86
Total	$ 632

Segments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Segment Reporting [Abstract]
Number of reportable segments	2

Segments - Business Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 5,407	[1]	$ 5,328	[1]	$ 4,935	[1]
Depreciation and amortization	493		502		530
Restructuring charges	85		83		59
Stock-based compensation expense	33		26		18
Operating income/(loss)	882		728		673
Total assets	14,583		14,472
Capital expenditures	358		367		334
Buy
Segment Reporting Information [Line Items]
Revenues	3,420		3,409		3,108
Depreciation and amortization	208		198		202
Restructuring charges	60		57		27
Stock-based compensation expense	10		8		7
Operating income/(loss)	409		432		414
Total assets	6,885		6,782
Capital expenditures	171		178		156
Watch
Segment Reporting Information [Line Items]
Revenues	1,987		1,919		1,827
Depreciation and amortization	274		294		313
Restructuring charges	18		15		15
Stock-based compensation expense	7		5		3
Operating income/(loss)	547		464		368
Total assets	6,706		6,560
Capital expenditures	179		182		164
Corporate and eliminations
Segment Reporting Information [Line Items]
Depreciation and amortization	11		10		15
Restructuring charges	7		11		17
Stock-based compensation expense	17		14		8
Operating income/(loss)	(74)		(168)		(109)
Total assets	234	[2]	336	[2]
Capital expenditures	3				8
Expositions
Segment Reporting Information [Line Items]
Total assets	758		794
Capital expenditures	$ 5		$ 7		$ 6

[1]	Revenues are attributed to geographic areas based on the location of customers.
[2]	Includes deferred financing costs of $60 million and $68 million as of December��31, 2012 and 2011, respectively.

Segments - Business Segment Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Deferred financing costs	$ 60	$ 68
Corporate and eliminations
Segment Reporting Information [Line Items]
Deferred financing costs	$ 60	$ 68

Segments - Geographic Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Geographical Segments [Line Items]
Revenues	$ 5,407	[1]	$ 5,328	[1]	$ 4,935	[1]
Operating Income/ (Loss)	882		728		673
Long-lived Assets	12,467	[2]	12,325	[2]
United States
Schedule Of Geographical Segments [Line Items]
Revenues	2,637	[1]	2,498	[1]	2,389	[1]
Operating Income/ (Loss)	447		355		239
Long-lived Assets	9,540	[2]	9,531	[2]
North and South America, excluding the United States
Schedule Of Geographical Segments [Line Items]
Revenues	640	[1]	625	[1]	551	[1]
Operating Income/ (Loss)	170		184		157
Long-lived Assets	1,313	[2]	1,212	[2]
The Netherlands
Schedule Of Geographical Segments [Line Items]
Revenues	39	[1]	43	[1]	41	[1]
Operating Income/ (Loss)	4		(90)		(5)
Long-lived Assets	8	[2]	3	[2]
Other Europe, Middle East & Africa
Schedule Of Geographical Segments [Line Items]
Revenues	1,353	[1]	1,447	[1]	1,330	[1]
Operating Income/ (Loss)	178		184		191
Long-lived Assets	1,097	[2]	1,074	[2]
Asia Pacific
Schedule Of Geographical Segments [Line Items]
Revenues	738	[1]	715	[1]	624	[1]
Operating Income/ (Loss)	83		95		91
Long-lived Assets	$ 509	[2]	$ 505	[2]

[1]	Revenues are attributed to geographic areas based on the location of customers.
[2]	Long-lived assets include property, plant and equipment, goodwill and other intangible assets.

Additional Financial Information - Accounts Payable and Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Payables And Accruals [Abstract]
Trade payables	$ 150		$ 180
Personnel costs	290		336
Current portion of restructuring liabilities	53		55
Data and professional services	203		167
Interest payable	46		51
Other current liabilities	229	[1]	261	[1]
Total accounts payable and other current liabilities	$ 971		$ 1,050

[1]	Other includes multiple items, none of which is individually significant.

Guarantor Financial Information - Consolidating Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements Captions [Line Items]
Revenues	$ 5,407	[1]	$ 5,328	[1]	$ 4,935	[1]
Cost of revenues, exclusive of depreciation and amortization shown separately below	2,225		2,188		2,082
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	1,722		1,827		1,591
Depreciation and amortization	493		502		530
Restructuring charges	85		83		59
Operating income	882		728		673
Interest income	4		6		5
Interest expense	(367)		(428)		(619)
Loss on derivative instruments			(1)		(27)
Foreign currency exchange transaction (losses)/gains, net	(16)		(9)		135
Other expense, net	(118)		(209)		(81)
Income from continuing operations before income taxes and equity in net income of affiliates	385		87		86
(Provision)/benefit for income taxes	(124)		(4)		54
Equity in net income of affiliates	5		3		5
Income from continuing operations	266		86		145
Income/(loss) from discontinued operations, net of tax	30		26		(13)
Net income	296		112		132
Net (loss)/income attributable to noncontrolling interests	(1)		3		3
Net income attributable to controlling interests	297		109		129
Total other comprehensive (loss)/income	(34)		(203)		(44)
Total comprehensive income/(loss) attributable to controlling interests	263		(94)		85
Total comprehensive income attributable to noncontrolling interests	2		2		2
Total comprehensive income	265		(92)		87
Nielsen
Condensed Financial Statements Captions [Line Items]
Interest income	2		7		7
Interest expense	(1)		(13)		(49)
Other expense, net			(52)
Income from continuing operations before income taxes and equity in net income of affiliates	1		(58)		(42)
(Provision)/benefit for income taxes					1
Equity in net income of subsidiaries	296		167		170
Income from continuing operations	297		109		129
Net income	297		109		129
Net income attributable to controlling interests	297		109		129
Total other comprehensive (loss)/income	(34)		(203)		(44)
Total comprehensive income/(loss) attributable to controlling interests	263		(94)		85
Total comprehensive income	263		(94)		85
Issuers
Condensed Financial Statements Captions [Line Items]
Interest income	569		548		501
Interest expense	(367)		(426)		(597)
Loss on derivative instruments			(1)		(27)
Foreign currency exchange transaction (losses)/gains, net					111
Other expense, net	(121)		(182)		(91)
Income from continuing operations before income taxes and equity in net income of affiliates	81		(61)		(103)
(Provision)/benefit for income taxes	(32)		21		36
Income from continuing operations	49		(40)		(67)
Net income	49		(40)		(67)
Net income attributable to controlling interests	49		(40)		(67)
Total other comprehensive (loss)/income	(4)		7		6
Total comprehensive income/(loss) attributable to controlling interests	45		(33)		(61)
Total comprehensive income	45		(33)		(61)
Guarantor
Condensed Financial Statements Captions [Line Items]
Revenues	2,640		2,501		2,391
Cost of revenues, exclusive of depreciation and amortization shown separately below	970		924		944
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	817		898		776
Depreciation and amortization	377		384		413
Restructuring charges	28		30		40
Operating income	448		265		218
Interest income	59		25		31
Interest expense	(592)		(565)		(497)
Foreign currency exchange transaction (losses)/gains, net	(2)		(7)		(26)
Other expense, net	148		191		45
Income from continuing operations before income taxes and equity in net income of affiliates	61		(91)		(229)
(Provision)/benefit for income taxes	(11)		25		89
Equity in net income of subsidiaries	206		207		322
Equity in net income of affiliates	3				1
Income from continuing operations	259		141		183
Income/(loss) from discontinued operations, net of tax	37		26		(13)
Net income	296		167		170
Net income attributable to controlling interests	296		167		170
Total other comprehensive (loss)/income	(37)		(182)		(15)
Total comprehensive income/(loss) attributable to controlling interests	259		(15)		155
Total comprehensive income	259		(15)		155
Non-Guarantor
Condensed Financial Statements Captions [Line Items]
Revenues	2,767		2,827		2,544
Cost of revenues, exclusive of depreciation and amortization shown separately below	1,255		1,264		1,138
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	905		929		815
Depreciation and amortization	116		118		117
Restructuring charges	57		53		19
Operating income	434		463		455
Interest income	28		30		23
Interest expense	(61)		(28)		(33)
Foreign currency exchange transaction (losses)/gains, net	(14)		(2)		50
Other expense, net	(145)		(166)		(35)
Income from continuing operations before income taxes and equity in net income of affiliates	242		297		460
(Provision)/benefit for income taxes	(81)		(50)		(72)
Equity in net income of affiliates	2		3		4
Income from continuing operations	163		250		392
Income/(loss) from discontinued operations, net of tax	(7)
Net income	156		250		392
Net (loss)/income attributable to noncontrolling interests	(1)		3		3
Net income attributable to controlling interests	157		247		389
Total other comprehensive (loss)/income	34		(216)		(163)
Total comprehensive income/(loss) attributable to controlling interests	191		31		226
Total comprehensive income attributable to noncontrolling interests	2		2		2
Total comprehensive income	193		33		228
Elimination
Condensed Financial Statements Captions [Line Items]
Interest income	(654)		(604)		(557)
Interest expense	654		604		557
Equity in net income of subsidiaries	(502)		(374)		(492)
Income from continuing operations	(502)		(374)		(492)
Net income	(502)		(374)		(492)
Net income attributable to controlling interests	(502)		(374)		(492)
Total other comprehensive (loss)/income	7		391		172
Total comprehensive income/(loss) attributable to controlling interests	(495)		17		(320)
Total comprehensive income	$ (495)		$ 17		$ (320)

[1]	Revenues are attributed to geographic areas based on the location of customers.

Guarantor Financial Information - Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 287	$ 318	$ 418	$ 511
Trade and other receivables, net of allowances for doubtful accounts and sales returns of $38 and $24 as of December 31, 2012 and 2011, respectively	1,110	1,080
Prepaid expenses and other current assets	278	259
Total current assets	1,675	1,657
Non-current assets
Property, plant and equipment, net	560	609
Goodwill	7,352	7,155	7,096
Other intangible assets, net	4,555	4,561
Deferred tax assets	169	176
Other non-current assets	272	314
Total assets	14,583	14,472
Current liabilities
Accounts payable and other current liabilities	971	1,050
Deferred revenues	373	443
Income tax liabilities	56	51
Current portion of long-term debt, capital lease obligations and short-term borrowings	362	150
Total current liabilities	1,762	1,694
Non-current liabilities
Long-term debt and capital lease obligations	5,941	6,331
Deferred tax liabilities	1,006	996
Other non-current liabilities	616	556
Total liabilities	9,325	9,577
Total stockholders��� equity	5,210	4,887
Noncontrolling interests	48	8
Total equity	5,258	4,895	2,890	2,799
Total liabilities and equity	14,583	14,472
Nielsen
Current assets
Cash and cash equivalents			1	2
Intercompany receivables		300
Total current assets		300
Non-current assets
Deferred tax assets	10	1
Equity investment in subsidiaries	5,157	4,574
Intercompany receivables	45	149
Total assets	5,212	5,024
Current liabilities
Accounts payable and other current liabilities		31
Current portion of long-term debt, capital lease obligations and short-term borrowings		104
Total current liabilities		135
Non-current liabilities
Other non-current liabilities	2	2
Total liabilities	2	137
Total stockholders��� equity	5,210	4,887
Total equity	5,210	4,887
Total liabilities and equity	5,212	5,024
Issuers
Current assets
Cash and cash equivalents				2
Prepaid expenses and other current assets	14	15
Intercompany receivables	270	123
Total current assets	284	138
Non-current assets
Deferred tax assets	3
Other non-current assets	46	53
Intercompany receivables	7,944	7,322
Total assets	8,277	7,513
Current liabilities
Accounts payable and other current liabilities	52	55
Current portion of long-term debt, capital lease obligations and short-term borrowings	340	28
Intercompany payables	14	47
Total current liabilities	406	130
Non-current liabilities
Long-term debt and capital lease obligations	5,843	6,223
Deferred tax liabilities	71	80
Other non-current liabilities	16	14
Total liabilities	6,336	6,447
Total stockholders��� equity	1,941	1,066
Total equity	1,941	1,066
Total liabilities and equity	8,277	7,513
Guarantor
Current assets
Cash and cash equivalents	24	33	65	160
Trade and other receivables, net of allowances for doubtful accounts and sales returns of $38 and $24 as of December 31, 2012 and 2011, respectively	404	369
Prepaid expenses and other current assets	132	134
Intercompany receivables	177	224
Total current assets	737	760
Non-current assets
Property, plant and equipment, net	303	367
Goodwill	5,046	4,989
Other intangible assets, net	4,088	4,121
Deferred tax assets	77	67
Other non-current assets	165	162
Equity investment in subsidiaries	5,663	4,731
Intercompany receivables	555	908
Total assets	16,634	16,105
Current liabilities
Accounts payable and other current liabilities	347	388
Deferred revenues	217	247
Income tax liabilities	12	7
Current portion of long-term debt, capital lease obligations and short-term borrowings	15	16
Intercompany payables	414	729
Total current liabilities	1,005	1,387
Non-current liabilities
Long-term debt and capital lease obligations	81	92
Deferred tax liabilities	838	883
Intercompany loans	9,295	8,926
Other non-current liabilities	258	243
Total liabilities	11,477	11,531
Total stockholders��� equity	5,157	4,574
Total equity	5,157	4,574
Total liabilities and equity	16,634	16,105
Non-Guarantor
Current assets
Cash and cash equivalents	263	285	352	347
Trade and other receivables, net of allowances for doubtful accounts and sales returns of $38 and $24 as of December 31, 2012 and 2011, respectively	706	711
Prepaid expenses and other current assets	132	110
Intercompany receivables	134	326
Total current assets	1,235	1,432
Non-current assets
Property, plant and equipment, net	257	242
Goodwill	2,306	2,166
Other intangible assets, net	467	440
Deferred tax assets	79	108
Other non-current assets	61	99
Intercompany receivables	1,300	1,449
Total assets	5,705	5,936
Current liabilities
Accounts payable and other current liabilities	572	576
Deferred revenues	156	196
Income tax liabilities	44	44
Current portion of long-term debt, capital lease obligations and short-term borrowings	7	2
Intercompany payables	153	197
Total current liabilities	932	1,015
Non-current liabilities
Long-term debt and capital lease obligations	17	16
Deferred tax liabilities	97	33
Intercompany loans	549	902
Other non-current liabilities	340	297
Total liabilities	1,935	2,263
Total stockholders��� equity	3,722	3,665
Noncontrolling interests	48	8
Total equity	3,770	3,673
Total liabilities and equity	5,705	5,936
Elimination
Current assets
Intercompany receivables	(581)	(973)
Total current assets	(581)	(973)
Non-current assets
Equity investment in subsidiaries	(10,820)	(9,305)
Intercompany receivables	(9,844)	(9,828)
Total assets	(21,245)	(20,106)
Current liabilities
Intercompany payables	(581)	(973)
Total current liabilities	(581)	(973)
Non-current liabilities
Intercompany loans	(9,844)	(9,828)
Total liabilities	(10,425)	(10,801)
Total stockholders��� equity	(10,820)	(9,305)
Total equity	(10,820)	(9,305)
Total liabilities and equity	(21,245)	(20,106)
Consolidated
Current assets
Cash and cash equivalents	287	318	418	511
Trade and other receivables, net of allowances for doubtful accounts and sales returns of $38 and $24 as of December 31, 2012 and 2011, respectively	1,110	1,080
Prepaid expenses and other current assets	278	259
Total current assets	1,675	1,657
Non-current assets
Property, plant and equipment, net	560	609
Goodwill	7,352	7,155
Other intangible assets, net	4,555	4,561
Deferred tax assets	169	176
Other non-current assets	272	314
Total assets	14,583	14,472
Current liabilities
Accounts payable and other current liabilities	971	1,050
Deferred revenues	373	443
Income tax liabilities	56	51
Current portion of long-term debt, capital lease obligations and short-term borrowings	362	150
Total current liabilities	1,762	1,694
Non-current liabilities
Long-term debt and capital lease obligations	5,941	6,331
Deferred tax liabilities	1,006	996
Other non-current liabilities	616	556
Total liabilities	9,325	9,577
Total stockholders��� equity	5,210	4,887
Noncontrolling interests	48	8
Total equity	5,258	4,895
Total liabilities and equity	$ 14,583	$ 14,472

Guarantor Financial Information - Consolidating Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	$ 802	$ 659	$ 544
Investing Activities
Acquisition of subsidiaries and affiliates, net of cash acquired	(160)	(132)	(55)
Proceeds from sale of subsidiaries and affiliates, net	(4)	5	17
Additions to property, plant and equipment and other assets	(132)	(177)	(178)
Additions to intangible assets	(226)	(190)	(156)
Other investing activities		(1)	7
Net cash used in investing activities	(522)	(495)	(365)
Financing Activities
Proceeds from issuances of debt, net of issuance costs	1,999	6	1,065
Repayment of debt	(2,230)	(2,110)	(1,228)
Increase/(decrease) in other short-term borrowings	3	(6)	(6)
Capital contribution from parent		2,077
Activity under stock plans	(5)	(2)	(4)
Net cash (used in)/provided by financing activities	(316)	(257)	(264)
Effect of exchange-rate changes on cash and cash equivalents	5	(7)	(8)
Net decrease in cash and cash equivalents	(31)	(100)	(93)
Cash and cash equivalents at beginning of period	318	418	511
Cash and cash equivalents at end of period	287	318	418
Nielsen
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	(1)	1	3
Financing Activities
Repayment of debt	(106)	(505)	(64)
Capital contribution from parent	15	2,077	(9)
Settlement of derivatives, intercompany and other financing activities	92	(1,578)	69
Net cash (used in)/provided by financing activities	1	(6)	(4)
Effect of exchange-rate changes on cash and cash equivalents		4
Net decrease in cash and cash equivalents		(1)	(1)
Cash and cash equivalents at beginning of period		1	2
Cash and cash equivalents at end of period			1
Issuers
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	127	132	(15)
Financing Activities
Proceeds from issuances of debt, net of issuance costs	1,998		1,065
Repayment of debt	(2,120)	(1,603)	(1,161)
Settlement of derivatives, intercompany and other financing activities	(5)	1,471	109
Net cash (used in)/provided by financing activities	(127)	(132)	13
Net decrease in cash and cash equivalents			(2)
Cash and cash equivalents at beginning of period			2
Guarantor
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	303	104	185
Investing Activities
Acquisition of subsidiaries and affiliates, net of cash acquired	(142)	(112)	(35)
Proceeds from sale of subsidiaries and affiliates, net	(4)	4	17
Additions to property, plant and equipment and other assets	(59)	(102)	(112)
Additions to intangible assets	(204)	(172)	(143)
Other investing activities		(1)	2
Net cash used in investing activities	(409)	(383)	(271)
Financing Activities
Proceeds from issuances of debt, net of issuance costs		6
Repayment of debt	(4)	(2)	(3)
Increase/(decrease) in other short-term borrowings		(2)	4
Activity under stock plans	(3)	(2)	(4)
Settlement of derivatives, intercompany and other financing activities	104	246
Net cash (used in)/provided by financing activities	97	246	(3)
Effect of exchange-rate changes on cash and cash equivalents		1	(6)
Net decrease in cash and cash equivalents	(9)	(32)	(95)
Cash and cash equivalents at beginning of period	33	65	160
Cash and cash equivalents at end of period	24	33	65
Non-Guarantor
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	373	422	371
Investing Activities
Acquisition of subsidiaries and affiliates, net of cash acquired	(18)	(20)	(20)
Proceeds from sale of subsidiaries and affiliates, net		1
Additions to property, plant and equipment and other assets	(73)	(75)	(66)
Additions to intangible assets	(22)	(18)	(13)
Other investing activities			5
Net cash used in investing activities	(113)	(112)	(94)
Financing Activities
Proceeds from issuances of debt, net of issuance costs	1
Increase/(decrease) in other short-term borrowings	3	(4)	(10)
Activity under stock plans	(2)
Settlement of derivatives, intercompany and other financing activities	(289)	(361)	(260)
Net cash (used in)/provided by financing activities	(287)	(365)	(270)
Effect of exchange-rate changes on cash and cash equivalents	5	(12)	(2)
Net decrease in cash and cash equivalents	(22)	(67)	5
Cash and cash equivalents at beginning of period	285	352	347
Cash and cash equivalents at end of period	263	285	352
Consolidated
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	802	659	544
Investing Activities
Acquisition of subsidiaries and affiliates, net of cash acquired	(160)	(132)	(55)
Proceeds from sale of subsidiaries and affiliates, net	(4)	5	17
Additions to property, plant and equipment and other assets	(132)	(177)	(178)
Additions to intangible assets	(226)	(190)	(156)
Other investing activities		(1)	7
Net cash used in investing activities	(522)	(495)	(365)
Financing Activities
Proceeds from issuances of debt, net of issuance costs	1,999	6	1,065
Repayment of debt	(2,230)	(2,110)	(1,228)
Increase/(decrease) in other short-term borrowings	3	(6)	(6)
Capital contribution from parent	15	2,077	(9)
Activity under stock plans	(5)	(2)	(4)
Settlement of derivatives, intercompany and other financing activities	(98)	(222)	(82)
Net cash (used in)/provided by financing activities	(316)	(257)	(264)
Effect of exchange-rate changes on cash and cash equivalents	5	(7)	(8)
Net decrease in cash and cash equivalents	(31)	(100)	(93)
Cash and cash equivalents at beginning of period	318	418	511
Cash and cash equivalents at end of period	$ 287	$ 318	$ 418

Subsequent Events - Summarized Results of Operations for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Income/(loss) from discontinued operations, net of tax	$ 30	$ 26	$ (13)
Subsequent Event
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues	205	204	199
Operating loss	72	68	31
Interest expense	(23)	(28)	(41)
Income/(loss) from operations before income taxes	49	40	(10)
Benefit for income taxes	(18)	(16)	1
Loss from operations	31	24	(9)
Gain/(loss) on sale, net of tax		1	(5)
Net (loss)/income attributable to noncontrolling interests	(1)	1	1
Income/(loss) from discontinued operations, net of tax	$ 30	$ 26	$ (13)

Subsequent Events - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	1 Months Ended			12 Months Ended					1 Months Ended					12 Months Ended			3 Months Ended
	Jul. 25, 2013 USD ($)	Feb. 28, 2013 USD ($)	Feb. 28, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 02, 2013 USD ($)	Mar. 06, 2013 USD ($)	Feb. 28, 2013 Base rate loans	Feb. 28, 2013 Classe Term Loan EUR (€)	Feb. 28, 2013 Classa Term Loan	Feb. 28, 2013 Classb Term Loan	Feb. 28, 2013 Classc Term Loan	Dec. 31, 2012 Subsequent Event USD ($)	Dec. 31, 2011 Subsequent Event USD ($)	Dec. 31, 2010 Subsequent Event USD ($)	Mar. 31, 2013 Nielsen Business Media Subsequent Event USD ($)	Jul. 30, 2013 Nielsen Business Media Subsequent Event USD ($)
Subsequent Event [Line Items]
Income/(loss) from discontinued operations, net of tax				$ 30	$ 26	$ (13)								$ 30	$ 26	$ (13)	$ 3
Total cash consideration																		950
Restated senior secured credit agreement principle amount		2,532								289
Convertible Subordinated Bonds maturity date											Aug 9, 2013	May 1, 2016	May 1, 2016
Original principal amount repaid		1.00%	3.33%
Margin under term loan facility		2.75%							1.75%
Applicable margin for senior secured term loans, base rate loans		3.00%
Cash dividend declared	$ 0.2						$ 0.16	$ 0.16
Increase in cash dividend, Percentage	25.00%
Stock repurchase program	$ 500

Subsequent Events - Summary of Major Catagories of Cash Flows from Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Net cash provided by/(used in) operating activities	$ 67	$ 81	$ (3)
Net cash used in investing activities	(11)	(6)	(17)
Net cash used in financing activities
Net cash used for discontinued operations	$ 56	$ 75	$ (20)

Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for accounts receivable and sales returns
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Period	$ 24	$ 31	$ 31
Charges/ (Credits) to Expense	10	2	4
Acquisitions and Divestitures	4	1
Deductions		(10)	(4)
Effect of Foreign Currency Translation
Balance at End of Period	38	24	31
Valuation allowance for deferred taxes
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Period	193	215	233
Charges/ (Credits) to Expense	(15)	(25)	(25)
Charged to Other Accounts	62	9	14
Effect of Foreign Currency Translation	8	(6)	(7)
Balance at End of Period	$ 248	$ 193	$ 215